UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Item 1: Report(s) to Shareholders.

Semiannual report dated February 29, 2016, enclosed.
Schwab Bond Funds

Schwab Short-Term
Bond Market Fund™
Schwab Intermediate-Term
Bond Fund™
Schwab Total
Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation
Protected Securities Index Fund

This wrapper is not part of the shareholder report.

Schwab Bond Funds
Semiannual Report
February 29, 2016
Schwab Short-Term
Bond Market Fund
Schwab Intermediate-Term
Bond Fund
Schwab Total
Bond Market Fund
Schwab GNMA Fund
Schwab Treasury Inflation
Protected Securities Index Fund

This page is intentionally left blank.

Five ways for investors to include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended February 29, 2016
Schwab Short-Term Bond Market Fund (Ticker Symbol: SWBDX)	0.88%
Barclays U.S. Government/Credit: 1-5 Years Index	0.98%
Fund Category: Morningstar Short-Term Bond	-0.11%
Performance Details	page 8

Schwab Intermediate-Term Bond Fund (Ticker Symbol: SWIIX)	1.66% [1]
Barclays U.S. Intermediate Aggregate Bond Index	1.86%
Fund Category: Morningstar Intermediate-Term Bond	0.81%
Performance Details	page 9

Schwab Total Bond Market Fund (Ticker Symbol: SWLBX)	2.08%
Barclays U.S. Aggregate Bond Index	2.20%
Fund Category: Morningstar Intermediate-Term Bond	0.81%
Performance Details	page 10

Schwab GNMA Fund (Ticker Symbol: SWGSX)	2.42%
Barclays GNMA Index	2.22%
Fund Category: Morningstar Intermediate Government	1.61%
Performance Details	page 11

Schwab ® Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	1.34%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	1.36%
Fund Category: Morningstar Inflation Protected Bond	-0.01%
Performance Details	page 12

Minimum Initial Investment[2]	$100
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[2]	Please see prospectus for further detail and eligibility requirements.
2Schwab Taxable Bond Funds

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
The past several months have been unpredictable for those invested in taxable bonds. Many investors had anticipated that the Federal Reserve’s long-awaited increase in interest rates last December would bring some clarity to the fixed-income market. However, the Federal Reserve’s move seemed to have only added to the uncertainty. Yields on short-term Treasuries rose after the central bank’s rate hike, but the lack of inflation and growth concerns caused longer-term Treasury yields to fall.
Further, the drop in commodity prices—particularly oil—has resulted in some credit downgrades and falling prices for corporate bonds. The plunge in oil prices is a reminder of the unique risks that different sectors of the corporate bond market can face, reinforcing the need to invest in a diverse mix of fixed-income securities as well as funds.
At Charles Schwab Investment Management, we offer taxable bond funds designed to provide a diversified portfolio of debt instruments. Most investors look at their fixed-income holdings as the part of their portfolio that creates a flow of income. With the historically low yields of recent years, some may question the value of holding Treasuries or other highly-rated bonds.
However, the volatility of the equities market during the past six months, and the relative stability of bond funds, underscores the importance of holding Treasuries and other fixed-income securities as part of a diversified investment strategy. As the top performing asset classes vary from year to year, fixed-income securities can be an important alternative investment to counter the volatility in equities and other asset classes. In addition, the funds provide the potential for current income and help to diversify your portfolio.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries
Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Taxable Bond Funds3

From the President continued

As the top performing asset classes vary from year to year, fixed-income securities can be an important alternative investment to counter the volatility in equities and other asset classes.

about the Schwab Taxable Bond Funds, please continue reading this report or visit our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

4Schwab Taxable Bond Funds

The Investment Environment
Over the six-month reporting period ended February 29, 2016, fixed-income markets were among the few to generate positive returns. The Barclays U.S. Aggregate Bond Index returned 2.20%, while the Barclays GNMA Index and the Barclays U.S. Government/Credit: 1-5 Years Index returned 2.22% and 0.98%, respectively. The Barclays U.S. Intermediate Aggregate Bond Index returned 1.86%, and despite subdued inflation, the Barclays U.S. TIPS Index also turned in a positive performance and returned 1.36% for the reporting period.
For the reporting period, the Schwab Bond Funds generated positive returns that reflected the continued low interest rate environment. The Schwab GNMA Fund returned 2.42% and outperformed its respective benchmark, the Barclays GNMA Index, which returned 2.22%. The Schwab Short-Term Bond Market Fund and the Schwab Treasury Inflation Protected Securities Index Fund both generated positive performances, returning 0.88% and 1.34%, respectively.
Speculation surrounding a potential rise in short-term interest rates in the U.S. was a significant contributor to investor uncertainty during much of the reporting period. Though inflation remained below the target of 2%, the Federal Reserve (the Fed) raised the federal funds rate at its December meeting to a target range of 0.25% to 0.50%. This was the first short-term rate increase by the central bank in almost 10 years, with the last increase occurring in mid-2006. The Fed cited strengthening economic indicators and expanding economic activity as support for this rate increase, as well as the belief that the risks related to a weak global economy had receded. The Fed also noted that any subsequent increases to the federal funds rate would be measured and gradual.
As the U.S. took additional steps toward a tighter monetary policy, many other central banks took the opposite approach and increased their accommodative policy measures. A stalling economy led the People’s Bank of China to lower its interest rate twice during the reporting period, while the Bank of Japan (the BOJ) was one of several central banks to implement sub-zero short-term interest rates to stimulate growth and combat threats of deflation. Both the BOJ and the European Central Bank (the ECB) expanded their quantitative easing programs over the six-month reporting period, and many central banks, including the ECB, maintained interest rates at or near 0.00%. This divergence in monetary policies between the Fed and central banks outside the U.S. supported a strong U.S. dollar, while also highlighting the relative strength of the U.S. economy compared to other economies around the world. However, despite this relative strength, concerns still remained about the resiliency of U.S. economic growth. During her congressional testimony in February, Fed Chair Janet Yellen was questioned about the possibility of a negative federal funds rate. Though the Fed had just raised short-term rates in December, Yellen acknowledged that while it was unlikely, a negative federal funds rate was an option if U.S. economic conditions worsened significantly. While no additional moves in either direction had been made as of the end of the reporting period, the mention of negative rates was enough to send stocks and oil downward, widen the spread on corporate bonds, and increase currency volatility.
Contributing to global economic weakness were currency devaluations and China’s economic slowdown. In addition, as China is the second largest consumer of oil after the U.S., concerns of surrounding lessening demand in China drove oil prices drastically lower over the reporting period. Overall demand for oil failed to keep pace with supply, resulting in excess reserves globally. In December, the Organization of the Petroleum Exporting Countries (OPEC) decided to maintain current production levels despite the excess supply, causing oil prices to drop even further. Oil prices subsequently rallied in February as discussions surrounding a production cap progressed between OPEC and non-members, though no decision was reached by the end of the reporting period.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Taxable Bond Funds5

The Investment Environment continued
Overall, U.S. bond yields remained low over the reporting period. As short-term interest rates are determined by Fed policy, short-term bond yields generally rose. Longer-term yields, which are driven more by economic growth and inflation expectations, generally declined. Intermediate-term yields were little changed, though the yield on two-year Treasuries briefly rose above 1% for the first time in five years following the Fed’s announcement of a federal funds rate increase. While low yields persisted in the U.S. throughout the reporting period, they remained above yields in Europe and in the rest of the world where some government-issued debt was yielding below 0.00%.
6Schwab Taxable Bond Funds

Fund Management
Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab’s taxable bond funds and the Schwab Fixed Income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab GNMA Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the Options Trading Floor of the Pacific Coast Stock Exchange.

Alfonso Portillo, Jr., Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Short-Term Bond Market Fund and Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Steven Chan, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. His primary focus is government securities, including Treasury inflation-protected securities. Mr. Chan has been a portfolio manager with CSIM since 2007, and has held a number of positions at the firm since beginning his tenure in 1996. His previous roles include managing the Portfolio Operations and Analytics group, and working as a senior manager in Finance. Prior to joining CSIM, Mr. Chan was a manager of finance at GT Capital Management.

Brandon Matsui, CFA, Managing Director and Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Matsui was an associate portfolio manager on the Beta Management team at BNY Mellon for 11 months. Prior to that, Mr. Matsui spent five years at BlackRock Solutions, where he served as an analyst in the portfolio analytics group, and also a risk analytics manager for their corporate, asset management, and pension clients.
Schwab Taxable Bond Funds7

Schwab Short-Term Bond Market Fund
Performance and Fund Facts as of 2/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Short-Term Bond Market Fund (11/5/91)	0.88%	1.19%	1.43%	1.64%
Barclays U.S. Government/Credit: 1-5 Years Index	0.98%	1.48%	1.77%	3.41%
Fund Category: Morningstar Short-Term Bond	-0.11%	-0.18%	1.40%	2.83%
Fund Expense Ratios4: Net 0.29%; Gross 0.61%

Yields1
30-Day SEC Yield[3]	1.03%
30-Day SEC Yield-No Waiver[5]	0.72%
12-Month Distribution Yield[3]	1.07%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[6]
U.S. Government and Government Agencies	65.9%
Corporate Bonds	26.3%
Foreign Government Securities	7.1%
Other Investment Company	0.5%
Municipal Bonds	0.2%
By Credit Quality[7]
AAA	71.4%
AA	4.5%
A	11.6%
BBB	12.5%
Weighted Average Maturity[8]	2.8 Yrs
Weighted Average Duration[8]	2.7 Yrs

Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[7]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[8]	See Glossary for definitions of maturity and duration.
8Schwab Taxable Bond Funds

Schwab Intermediate-Term Bond Fund
Performance and Fund Facts as of 2/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3,4
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab Intermediate-Term Bond Fund (10/31/07)	1.66% [5]	1.54%	2.69%	4.30%
Barclays U.S. Intermediate Aggregate Bond Index	1.86%	2.07%	3.00%	4.15%
Fund Category: Morningstar Intermediate-Term Bond	0.81%	-0.32%	3.28%	3.97%
Fund Expense Ratios6: Net 0.45%; Gross 0.62%

Yields1
30-Day SEC Yield[3]	1.77%
30-Day SEC Yield-No Waiver[7]	1.60%
12-Month Distribution Yield[3]	2.11%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[8]
Mortgage-Backed Securities[9]	36.3%
U.S. Government and Government Agencies	34.0%
Corporate Bonds	18.7%
Foreign Government Securities	3.6%
Other Investment Company	2.8%
Short-Term Investment	2.7%
Commercial Mortgage-Backed Securities	1.9%
By Credit Quality[10]
AAA	78.8%
AA	1.1%
A	5.4%
BBB	14.4%
BB	0.1%
B	0.1%
Unrated Securities	0.1%
Weighted Average Maturity[11]	4.5 Yrs
Weighted Average Duration[11]	3.6 Yrs

Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class, Select Share class and Institutional Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance shown is that of the fund’s former Institutional Shares.
[5]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[7]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[8]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[9]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 4.91% of net assets on February 29, 2016.
[10]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[11]	See Glossary for definitions of maturity and duration.
Schwab Taxable Bond Funds9

Schwab Total Bond Market Fund
Performance and Fund Facts as of 2/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Total Bond Market Fund (3/5/93)	2.08%	1.18%	3.30%	3.14%
Barclays U.S. Aggregate Bond Index	2.20%	1.50%	3.60%	4.70%
Fund Category: Morningstar Intermediate-Term Bond	0.81%	-0.32%	3.28%	4.27%
Fund Expense Ratios4: Net 0.29%; Gross 0.54%

Yields1
30-Day SEC Yield[3]	2.03%
30-Day SEC Yield-No Waiver[5]	1.78%
12-Month Distribution Yield[3]	2.20%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[6]
U.S. Government and Government Agencies	37.6%
Mortgage-Backed Securities[7]	27.2%
Corporate Bonds	22.9%
Short-Term Investments	4.7%
Foreign Government Securities	4.2%
Commercial Mortgage-Backed Securities	1.7%
Municipal Bonds	0.9%
Asset-Backed Obligations	0.5%
Other Investment Companies	0.3%
By Credit Quality[8]
AAA	74.3%
AA	2.9%
A	9.6%
BBB	13.1%
B	0.0%
Unrated Securities	0.1%
Weighted Average Maturity[9]	7.3 Yrs
Weighted Average Duration[9]	5.2 Yrs

Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.The investment adviser and its affiliates have agreed to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain these expense limitations. These advances are subject to repayment by the fund to the extent the litigation expenses are subsequently paid or reimbursed to the fund by its insurance carriers.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[7]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 4.9% of net assets on February 29, 2016.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[9]	See Glossary for definitions of maturity and duration.
10Schwab Taxable Bond Funds

Schwab GNMA Fund
Performance and Fund Facts as of 2/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3,4
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab GNMA Fund (3/3/03)	2.42%	2.36%	3.00%	4.40%
Barclays GNMA Index	2.22%	2.55%	3.28%	4.76%
Fund Category: Morningstar Intermediate Government	1.61%	1.52%	2.62%	3.94%
Fund Expense Ratios5: Net 0.56%; Gross 0.64%

Yields1
30-Day SEC Yield[3]	2.08%
30-Day SEC Yield-No Waiver[6]	2.01%
12-Month Distribution Yield[3]	2.32%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[7]
Mortgage-Backed Securities[8]	88.8%
Short-Term Investments	10.1%
Other Investment Company	1.1%
By Credit Quality[9]
AAA	100.0%
Weighted Average Maturity[10]	4.7 Yrs
Weighted Average Duration[10]	2.8 Yrs

Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements. Includes 0.01% interest expenses relating to Treasury Market Practices Group (TMPG) fails charges.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 17.1% of net assets on February 29, 2016.
[9]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[10]	See Glossary for definitions of maturity and duration.
Schwab Taxable Bond Funds11

Schwab Treasury Inflation Protected Securities Index Fund
Performance and Fund Facts as of 2/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3,4
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab® Treasury Inflation Protected Securities Index Fund (3/31/06)	1.34%	-0.93%	2.58%	3.95%
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	1.36%	-0.75%	2.86%	4.48%
Fund Category: Morningstar Inflation Protected Bond	-0.01%	-2.51%	1.71%	3.32%
Fund Expense Ratios5: Net 0.19%; Gross 0.61%

Yields1
30-Day SEC Yield[3]	-3.73%
30-Day SEC Yield-No Waiver[6]	-4.13%
12-Month Distribution Yield[3]	1.03%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[7]
U.S. Government Securities	99.7%
Other Investment Company	0.3%
By Credit Quality[8]
AAA	100.0%
Weighted Average Maturity[9]	8.5 Yrs
Weighted Average Duration[9]	7.8 Yrs

Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	On August 10, 2009, the Investor Share class and Select Share class of the fund were combined into a single class of shares of the fund. The performance and financial history of the fund is that of the fund’s former Select Shares. Accordingly, the past performance shown is that of the fund’s former Select Shares.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[6]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[9]	See Glossary for definitions of maturity and duration.
12Schwab Taxable Bond Funds

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2015 and held through February 29, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 9/1/15	Ending Account Value (Net of Expenses) at 2/29/16	Expenses Paid During Period[2] 9/1/15–2/29/16
Schwab Short-Term Bond Market Fund
Actual Return	0.29%	$1,000.00	$1,008.80	$ 1.45
Hypothetical 5% Return	0.29%	$1,000.00	$ 1,023.46	$1.46
Schwab Intermediate-Term Bond Fund
Actual Return	0.45%	$1,000.00	$ 1,015.60	$ 2.26
Hypothetical 5% Return	0.45%	$1,000.00	$ 1,022.66	$ 2.26
Schwab Total Bond Market Fund
Actual Return	0.29%	$1,000.00	$ 1,020.80	$1.46
Hypothetical 5% Return	0.29%	$1,000.00	$ 1,023.46	$1.46
Schwab GNMA Fund
Actual Return	0.56%	$1,000.00	$ 1,024.20	$ 2.82
Hypothetical 5% Return	0.56%	$1,000.00	$ 1,022.12	$ 2.82
Schwab Treasury Inflation Protected Securities Index Fund
Actual Return	0.19%	$1,000.00	$ 1,013.40	$ 0.95
Hypothetical 5% Return	0.19%	$1,000.00	$ 1,023.96	$0.96
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
Schwab Taxable Bond Funds13

Schwab Short-Term Bond Market Fund
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$9.28	$9.29	$9.21	$9.33	$9.27	$9.19
Income (loss) from investment operations:
Net investment income (loss)	0.05 [1]	0.09 [1]	0.08	0.07	0.10	0.12
Net realized and unrealized gains (losses)	0.03	(0.01)	0.08	(0.12)	0.06	0.08
Total from investment operations	0.08	0.08	0.16	(0.05)	0.16	0.20
Less distributions:
Distributions from net investment income	(0.05)	(0.09)	(0.08)	(0.07)	(0.10)	(0.12)
Net asset value at end of period	$9.31	$9.28	$9.29	$9.21	$9.33	$9.27
Total return	0.88% [2]	0.89%	1.72%	(0.49%)	1.74%	2.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.29% [3]	0.29%	0.29%	0.29%	0.29%	0.49% [4]
Gross operating expenses	0.62% [3]	0.61%	0.62%	0.61%	0.62%	0.62%
Net investment income (loss)	1.12% [3]	0.99%	0.85%	0.80%	1.07%	1.34%
Portfolio turnover rate[5]	38% [2]	63%	67%	77%	92%	94%
Net assets, end of period (x 1,000,000)	$411	$379	$438	$439	$443	$267

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
5
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
14    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
65.7%	U.S. Government and Government Agencies	267,489,370	269,677,246
7.1%	Foreign Government Securities	28,866,800	28,998,859
26.2%	Corporate Bonds	108,096,535	107,706,129
0.2%	Municipal Bonds	860,717	874,213
0.5%	Other Investment Company	2,123,773	2,123,773
99.7%	Total Investments	407,437,195	409,380,220
0.3%	Other Assets and Liabilities, Net		1,122,298
100.0%	Net Assets		410,502,518

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government and Government Agencies 65.7% of net assets
U.S. Government Agency Securities 6.0%
Fannie Mae
0.88%, 10/26/17	1,500,000	1,501,399
0.88%, 02/08/18	1,250,000	1,251,076
1.13%, 03/28/18 (b)	575,000	574,402
1.13%, 05/25/18 (b)	1,000,000	1,000,046
1.13%, 10/19/18	900,000	903,991
1.30%, 11/27/18 (b)	300,000	300,055
1.75%, 06/20/19	1,000,000	1,021,380
1.75%, 09/12/19	1,250,000	1,277,323
1.55%, 10/29/19 (b)	1,100,000	1,100,332
1.75%, 11/26/19	1,300,000	1,326,841
Federal Home Loan Bank
4.88%, 05/17/17	1,500,000	1,574,436
1.00%, 06/21/17	1,000,000	1,003,368
1.25%, 06/23/17 (b)	1,000,000	1,000,360
0.75%, 09/08/17	1,340,000	1,338,813
2.00%, 09/14/18	995,000	1,021,159
1.63%, 06/14/19	400,000	406,676
Freddie Mac
0.88%, 02/22/17	2,250,000	2,254,293
1.00%, 06/29/17	1,250,000	1,253,591
1.00%, 09/29/17	1,000,000	1,002,725
1.03%, 11/28/17 (b)	975,000	976,846
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.00%, 12/15/17	1,000,000	1,002,353
1.75%, 05/30/19	1,500,000	1,530,658
		24,622,123
U.S. Treasury Obligations 59.7%
U.S. Treasury Notes
1.00%, 03/31/17	2,000,000	2,006,210
0.88%, 04/30/17	4,500,000	4,508,347
3.13%, 04/30/17	600,000	616,746
0.88%, 05/15/17	2,000,000	2,003,828
0.63%, 05/31/17	4,500,000	4,494,024
2.75%, 05/31/17	1,500,000	1,538,028
0.88%, 06/15/17	1,000,000	1,001,914
0.63%, 06/30/17	4,500,000	4,493,322
0.75%, 06/30/17	2,250,000	2,250,484
2.50%, 06/30/17	800,000	818,672
0.88%, 07/15/17	3,700,000	3,706,216
0.50%, 07/31/17	4,000,000	3,985,704
2.38%, 07/31/17	1,000,000	1,023,027
0.88%, 08/15/17	7,000,000	7,011,620
0.63%, 08/31/17	2,500,000	2,494,873
1.00%, 09/15/17	4,800,000	4,816,968
0.63%, 09/30/17	2,000,000	1,995,430
1.88%, 09/30/17	1,000,000	1,017,246
0.88%, 10/15/17	3,700,000	3,705,635
0.75%, 10/31/17	3,500,000	3,498,222
1.88%, 10/31/17	1,000,000	1,017,871
0.88%, 11/15/17	5,500,000	5,508,376
0.63%, 11/30/17	5,000,000	4,985,940
0.88%, 11/30/17	2,500,000	2,504,103
2.25%, 11/30/17	1,500,000	1,537,851
1.00%, 12/15/17	6,000,000	6,022,854
1.00%, 12/31/17	2,000,000	2,007,578
0.88%, 01/15/18	1,500,000	1,502,226
0.88%, 01/31/18	3,250,000	3,255,333
1.00%, 02/15/18	2,000,000	2,008,242
0.75%, 02/28/18	5,500,000	5,495,490
1.00%, 03/15/18	2,000,000	2,008,242
0.75%, 03/31/18	1,000,000	999,023
0.63%, 04/30/18	4,000,000	3,983,984
2.63%, 04/30/18	1,500,000	1,558,272
1.00%, 05/31/18	3,000,000	3,011,778
1.38%, 06/30/18	1,500,000	1,519,365
1.00%, 08/15/18	2,500,000	2,509,863
1.50%, 08/31/18	4,000,000	4,066,408
1.38%, 09/30/18	1,000,000	1,013,750
0.88%, 10/15/18	4,000,000	4,002,580
1.25%, 10/31/18	3,000,000	3,030,294
1.75%, 10/31/18	1,500,000	1,535,772
1.25%, 11/15/18	6,000,000	6,060,354
1.38%, 11/30/18	1,000,000	1,013,652
1.38%, 12/31/18	1,000,000	1,013,613
1.50%, 12/31/18	1,500,000	1,525,460
1.13%, 01/15/19	1,000,000	1,006,328
1.25%, 01/31/19	700,000	707,164
1.50%, 01/31/19	4,000,000	4,067,736
1.50%, 02/28/19	4,700,000	4,779,956
1.63%, 03/31/19	4,000,000	4,082,892
1.63%, 04/30/19	3,500,000	3,572,530
1.50%, 05/31/19	6,750,000	6,862,590
1.63%, 06/30/19	2,250,000	2,296,845
1.63%, 08/31/19	3,000,000	3,061,464
1.75%, 09/30/19	6,000,000	6,146,718

See financial notes    15

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.25%, 10/31/19	1,000,000	1,006,660
1.50%, 10/31/19	1,300,000	1,320,160
1.50%, 11/30/19	4,250,000	4,314,498
1.63%, 12/31/19	4,750,000	4,842,957
1.38%, 02/29/20	6,300,000	6,358,080
1.38%, 03/31/20	3,000,000	3,026,544
1.38%, 04/30/20	3,500,000	3,530,079
1.38%, 05/31/20	3,000,000	3,024,786
1.50%, 05/31/20	6,500,000	6,587,347
1.63%, 06/30/20	2,500,000	2,545,800
2.63%, 08/15/20	1,000,000	1,061,309
1.38%, 08/31/20	300,000	302,408
2.13%, 08/31/20	7,000,000	7,277,403
1.38%, 09/30/20	2,300,000	2,316,486
2.00%, 09/30/20	1,300,000	1,345,247
1.38%, 10/31/20	3,000,000	3,020,802
2.63%, 11/15/20	1,000,000	1,062,676
1.63%, 11/30/20	4,400,000	4,484,476
2.00%, 11/30/20	3,000,000	3,103,593
1.75%, 12/31/20	4,500,000	4,608,810
2.38%, 12/31/20	3,500,000	3,682,861
1.13%, 02/28/21	8,000,000	7,963,128
		245,055,123
Total U.S. Government and Government Agencies
(Cost $267,489,370)		269,677,246

Foreign Government Securities 7.1% of net assets
Foreign Agencies 2.6%
Austria 0.2%
Oesterreichische Kontrollbank AG
1.88%, 01/20/21	1,000,000	1,014,677
Canada 0.1%
Export Development Canada
1.75%, 07/21/20	500,000	508,768
Germany 1.5%
Kreditanstalt Fuer Wiederaufbau
0.88%, 12/15/17 (d)	1,000,000	998,420
4.50%, 07/16/18 (d)	1,000,000	1,080,664
1.88%, 04/01/19 (d)	1,300,000	1,324,638
1.88%, 06/30/20 (d)	500,000	509,296
1.88%, 11/30/20 (d)	1,500,000	1,524,726
Landwirtschaftliche Rentenbank
1.88%, 09/17/18 (d)	250,000	254,857
1.38%, 10/23/19 (d)	250,000	250,454
		5,943,055
Japan 0.3%
Japan Finance Corp.
1.75%, 11/13/18	100,000	100,581
2.13%, 02/07/19	750,000	762,770
1.75%, 05/28/20	250,000	248,510
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	208,929
		1,320,790
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mexico 0.2%
Petroleos Mexicanos
5.75%, 03/01/18	250,000	259,000
3.50%, 07/18/18	250,000	248,750
5.50%, 02/04/19	200,000	207,300
		715,050
Republic of Korea 0.2%
The Korea Development Bank
3.50%, 08/22/17	600,000	617,190
Sweden 0.1%
Svensk Exportkredit AB
1.75%, 05/30/17	150,000	151,611
1.13%, 04/05/18	450,000	449,932
		601,543
		10,721,073
Foreign Local Government 0.4%
Canada 0.4%
Province of Manitoba
1.13%, 06/01/18	150,000	149,471
Province of Ontario
3.15%, 12/15/17	250,000	258,512
1.20%, 02/14/18	500,000	498,468
2.00%, 01/30/19	250,000	253,235
4.40%, 04/14/20	250,000	275,314
		1,435,000
Sovereign 0.9%
Canada 0.2%
Canada Government International Bond
1.13%, 03/19/18	1,000,000	1,004,054
Colombia 0.1%
Republic of Colombia
11.75%, 02/25/20	250,000	321,875
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	250,000	261,853
Mexico 0.1%
United Mexican States
5.13%, 01/15/20	400,000	439,400
Panama 0.1%
Republic of Panama
5.20%, 01/30/20	200,000	219,750

16    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Philippines 0.0%
Republic of the Philippines
8.38%, 06/17/19	100,000	121,550
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	200,000	217,425
Turkey 0.2%
Turkey Government International Bond
6.75%, 04/03/18	250,000	268,474
7.00%, 03/11/19	650,000	711,994
		980,468
		3,566,375
Supranational* 3.2%
African Development Bank
0.88%, 05/15/17	300,000	300,091
1.63%, 10/02/18	350,000	355,058
Asian Development Bank
1.75%, 09/11/18	650,000	661,448
1.50%, 01/22/20	750,000	756,034
European Bank for Reconstruction & Development
1.63%, 11/15/18	250,000	253,007
1.75%, 11/26/19	200,000	203,361
European Investment Bank
1.75%, 03/15/17	750,000	756,919
1.25%, 05/15/18	500,000	501,595
1.00%, 06/15/18	1,200,000	1,195,488
1.13%, 08/15/18	600,000	599,072
1.63%, 12/18/18	400,000	405,272
1.88%, 03/15/19	500,000	509,975
1.63%, 03/16/20	1,000,000	1,007,847
1.38%, 06/15/20	500,000	497,480
Inter-American Development Bank
1.13%, 03/15/17	500,000	501,162
0.88%, 03/15/18	700,000	699,278
1.75%, 10/15/19	500,000	511,654
International Bank for Reconstruction & Development
0.88%, 04/17/17	400,000	400,837
1.88%, 03/15/19	750,000	768,848
1.88%, 10/07/19	750,000	770,718
International Finance Corp.
2.13%, 11/17/17	650,000	663,177
1.75%, 09/04/18	200,000	202,728
1.75%, 09/16/19	250,000	254,506
Nordic Investment Bank
1.00%, 03/07/17	500,000	500,856
		13,276,411
Total Foreign Government Securities
(Cost $28,866,800)		28,998,859

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bonds 26.2% of net assets
Finance 10.7%
Banking 8.5%
Abbey National Treasury Services PLC
3.05%, 08/23/18	150,000	153,594
2.35%, 09/10/19	250,000	248,679
American Express Centurion Bank
6.00%, 09/13/17	250,000	266,260
American Express Credit Corp.
2.60%, 09/14/20 (b)	990,000	995,337
Australia & New Zealand Banking Group Ltd.
1.88%, 10/06/17	250,000	251,559
Bank of America Corp.
5.75%, 12/01/17	1,000,000	1,060,988
6.88%, 04/25/18	500,000	546,383
2.65%, 04/01/19	500,000	502,864
2.25%, 04/21/20	500,000	489,962
2.63%, 10/19/20	750,000	744,278
Bank of America NA
5.30%, 03/15/17	200,000	206,824
2.05%, 12/07/18	500,000	500,405
Bank of Montreal
2.38%, 01/25/19 (b)	500,000	506,072
BB&T Corp.
4.90%, 06/30/17	250,000	259,396
6.85%, 04/30/19	300,000	343,983
BNP Paribas S.A.
2.40%, 12/12/18	250,000	251,685
2.45%, 03/17/19	250,000	252,218
BPCE S.A.
2.25%, 01/27/20	700,000	692,945
Capital One Bank USA NA
2.40%, 09/05/19 (b)	250,000	246,895
Capital One Financial Corp.
6.75%, 09/15/17	200,000	213,447
Citigroup, Inc.
1.55%, 08/14/17	750,000	746,253
2.50%, 07/29/19	500,000	501,569
2.40%, 02/18/20	300,000	297,592
2.65%, 10/26/20	750,000	748,585
Commonwealth Bank of Australia
2.25%, 03/13/19	250,000	251,762
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.70%, 03/19/18	500,000	499,618
2.50%, 01/19/21	250,000	250,805
Credit Suisse USA, Inc.
1.38%, 05/26/17	300,000	297,974
1.70%, 04/27/18	250,000	247,440
2.30%, 05/28/19	650,000	644,982
Discover Bank
3.10%, 06/04/20 (b)	250,000	248,865
Fifth Third Bank
2.38%, 04/25/19 (b)	500,000	502,447
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	249,089
HSBC USA, Inc.
1.63%, 01/16/18	200,000	199,015
2.75%, 08/07/20	500,000	497,009
JPMorgan Chase & Co.
2.00%, 08/15/17	750,000	753,553
6.00%, 01/15/18	800,000	858,416

See financial notes    17

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.25%, 01/23/20 (b)	500,000	498,798
2.55%, 10/29/20 (b)	500,000	501,423
KeyCorp
2.30%, 12/13/18 (b)	250,000	250,264
Lloyds Bank PLC
4.20%, 03/28/17	300,000	308,631
2.30%, 11/27/18	200,000	200,773
2.35%, 09/05/19	250,000	250,903
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (b)	250,000	251,554
Morgan Stanley
6.25%, 08/28/17	1,000,000	1,062,450
5.63%, 09/23/19	500,000	549,141
2.65%, 01/27/20	400,000	399,733
2.80%, 06/16/20	500,000	503,012
PNC Bank NA
2.20%, 01/28/19 (b)	500,000	502,376
2.45%, 11/05/20 (b)	750,000	756,561
Regions Bank
2.25%, 09/14/18 (b)	300,000	298,870
Regions Financial Corp.
2.00%, 05/15/18 (b)	300,000	297,499
Royal Bank of Canada
2.15%, 03/15/19	750,000	755,392
2.50%, 01/19/21	250,000	252,880
State Street Corp.
2.55%, 08/18/20	100,000	102,193
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	250,000	250,387
2.45%, 01/10/19	250,000	252,062
2.05%, 01/18/19	250,000	249,962
Svenska Handelsbanken AB
2.88%, 04/04/17	300,000	305,071
2.40%, 10/01/20	150,000	150,557
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	505,106
2.30%, 09/11/19 (b)	200,000	202,168
The Bank of Nova Scotia
1.45%, 04/25/18	250,000	248,618
2.05%, 06/05/19	200,000	199,887
The Bear Stearns Cos. LLC
6.40%, 10/02/17	750,000	801,346
The Goldman Sachs Group, Inc.
5.95%, 01/18/18	500,000	533,381
6.15%, 04/01/18	700,000	754,860
2.60%, 04/23/20 (b)	1,000,000	996,407
2.75%, 09/15/20 (b)	500,000	499,418
The Toronto-Dominion Bank
1.75%, 07/23/18	250,000	250,325
2.63%, 09/10/18	500,000	510,163
2.13%, 07/02/19	250,000	252,099
UBS AG
2.38%, 08/14/19	550,000	552,543
2.35%, 03/26/20	500,000	500,256
Wells Fargo & Co.
1.40%, 09/08/17	300,000	299,645
5.63%, 12/11/17	1,000,000	1,069,192
2.60%, 07/22/20	200,000	202,381
Westpac Banking Corp.
2.25%, 01/17/19	600,000	605,044
2.60%, 11/23/20	250,000	252,575
		34,714,654
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19	100,000	111,235
Jefferies Group LLC
5.13%, 04/13/18	150,000	154,934
Nomura Holdings, Inc.
2.75%, 03/19/19	700,000	705,454
		971,623
Finance Company 0.6%
Air Lease Corp.
2.13%, 01/15/18	500,000	489,375
3.38%, 01/15/19 (b)	150,000	147,375
GATX Corp.
1.25%, 03/04/17	100,000	98,845
2.50%, 07/30/19	150,000	148,112
General Electric Capital Corp.
5.50%, 01/08/20	500,000	569,449
2.20%, 01/09/20 (b)	250,000	254,706
4.38%, 09/16/20	250,000	276,500
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	501,156
		2,485,518
Insurance 0.8%
Aetna, Inc.
2.20%, 03/15/19 (b)	100,000	100,772
Aflac, Inc.
2.40%, 03/16/20	100,000	100,888
American International Group, Inc.
5.85%, 01/16/18	100,000	106,677
2.30%, 07/16/19 (b)	100,000	99,259
3.30%, 03/01/21 (b)	250,000	252,974
Anthem, Inc.
2.25%, 08/15/19	600,000	596,816
Assurant, Inc.
2.50%, 03/15/18	150,000	150,144
Berkshire Hathaway Finance Corp.
2.00%, 08/15/18	500,000	508,950
Cigna Corp.
5.38%, 03/15/17	100,000	103,936
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	100,000	103,652
Lincoln National Corp.
7.00%, 05/17/66 (a)(b)	100,000	65,500
Marsh & McLennan Cos., Inc.
2.35%, 03/06/20 (b)	250,000	250,593
MetLife, Inc.
6.82%, 08/15/18	200,000	222,908
Prudential Financial, Inc.
6.00%, 12/01/17	150,000	160,667
2.30%, 08/15/18	73,000	73,239
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	80,750
UnitedHealth Group, Inc.
2.70%, 07/15/20	250,000	257,015
Voya Financial, Inc.
2.90%, 02/15/18	200,000	201,873
XLIT Ltd.
6.50%, 12/31/49 (a)(b)	100,000	70,250
		3,506,863

18    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Real Estate Investment Trust 0.6%
Boston Properties LP
3.70%, 11/15/18 (b)	250,000	259,186
ProLogis LP
2.75%, 02/15/19 (b)	450,000	457,897
Simon Property Group LP
2.50%, 09/01/20 (b)	500,000	503,968
Ventas Realty LP
2.00%, 02/15/18 (b)	250,000	248,839
4.00%, 04/30/19 (b)	500,000	522,511
Welltower, Inc.
4.13%, 04/01/19 (b)	350,000	365,876
		2,358,277
		44,036,935
Industrial 14.2%
Basic Industry 0.8%
Agrium, Inc.
6.75%, 01/15/19	250,000	276,461
Airgas, Inc.
1.65%, 02/15/18 (b)	500,000	498,928
Albemarle Corp.
4.50%, 12/15/20 (b)	350,000	360,030
Eastman Chemical Co.
2.70%, 01/15/20 (b)	300,000	297,666
Goldcorp, Inc.
2.13%, 03/15/18	500,000	486,690
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	300,000	316,727
Nucor Corp.
5.85%, 06/01/18	100,000	106,941
Rio Tinto Finance (USA) PLC
2.00%, 03/22/17 (b)	300,000	297,956
Rock-Tenn Co.
4.45%, 03/01/19	200,000	209,048
The Dow Chemical Co.
4.25%, 11/15/20 (b)	250,000	267,203
		3,117,650
Capital Goods 1.2%
3M Co.
1.00%, 06/26/17	250,000	250,412
1.63%, 06/15/19	250,000	253,416
Boeing Capital Corp.
4.70%, 10/27/19	400,000	441,164
Caterpillar Financial Services Corp.
1.25%, 11/06/17	200,000	199,673
2.10%, 06/09/19	500,000	504,146
Eaton Corp.
5.60%, 05/15/18	300,000	322,239
General Electric Co.
5.25%, 12/06/17	550,000	589,192
Honeywell International, Inc.
5.00%, 02/15/19	150,000	165,800
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (b)	100,000	99,452
John Deere Capital Corp.
5.50%, 04/13/17	150,000	157,373
1.55%, 12/15/17	300,000	301,610
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.95%, 12/13/18	250,000	251,775
2.45%, 09/11/20	100,000	101,850
L-3 Communications Corp.
4.75%, 07/15/20	250,000	258,325
Lockheed Martin Corp.
1.85%, 11/23/18	150,000	151,053
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	199,771
United Technologies Corp.
1.80%, 06/01/17	500,000	504,145
4.50%, 04/15/20	200,000	218,668
Waste Management, Inc.
6.10%, 03/15/18	150,000	163,125
		5,133,189
Communications 1.8%
America Movil, S.A.B. de CV
5.00%, 10/16/19	350,000	382,092
American Tower Corp.
3.40%, 02/15/19	350,000	356,143
3.30%, 02/15/21 (b)	250,000	250,280
AT&T, Inc.
1.40%, 12/01/17	200,000	199,108
5.50%, 02/01/18	250,000	266,577
2.38%, 11/27/18	150,000	151,714
2.45%, 06/23/20 (b)	300,000	298,418
British Telecommunications PLC
2.35%, 02/14/19	200,000	201,935
CCO Safari II LLC
3.58%, 07/23/20 (b)(c)	400,000	401,114
Comcast Corp.
6.30%, 11/15/17	500,000	541,076
Crown Castle International Corp.
3.40%, 02/15/21 (b)	250,000	251,885
DIRECTV Holdings LLC
2.40%, 03/15/17	400,000	404,023
5.20%, 03/15/20	250,000	273,902
5.00%, 03/01/21	150,000	164,842
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	215,226
Orange S.A.
2.75%, 02/06/19	200,000	204,438
Qwest Corp.
6.50%, 06/01/17	100,000	104,990
Telefonica Emisiones S.A.U.
3.19%, 04/27/18	250,000	254,013
The Walt Disney Co.
2.15%, 09/17/20	500,000	509,938
Time Warner, Inc.
2.10%, 06/01/19	300,000	297,589
Verizon Communications, Inc.
2.55%, 06/19/19	700,000	715,855
4.50%, 09/15/20	400,000	435,416
Viacom, Inc.
2.75%, 12/15/19 (b)	300,000	299,091
Vodafone Group PLC
4.63%, 07/15/18	250,000	264,089
		7,443,754
Consumer Cyclical 2.0%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	250,000	248,599

See financial notes    19

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Amazon.com, Inc.
1.20%, 11/29/17	100,000	99,917
2.60%, 12/05/19 (b)	100,000	102,656
American Honda Finance Corp.
0.95%, 05/05/17	200,000	199,366
1.60%, 07/13/18	250,000	249,766
2.45%, 09/24/20	250,000	255,231
Costco Wholesale Corp.
1.13%, 12/15/17	250,000	250,799
CVS Health Corp.
1.90%, 07/20/18	100,000	100,389
2.25%, 08/12/19 (b)	500,000	504,797
eBay, Inc.
1.35%, 07/15/17	150,000	149,607
Ford Motor Credit Co., LLC
6.63%, 08/15/17	500,000	530,260
2.15%, 01/09/18	250,000	248,819
5.00%, 05/15/18	500,000	523,348
2.46%, 03/27/20	250,000	242,422
General Motors Financial Co., Inc.
6.75%, 06/01/18	500,000	534,760
Lowe's Cos., Inc.
1.63%, 04/15/17 (b)	200,000	201,834
McDonald's Corp.
5.30%, 03/15/17	150,000	156,494
2.75%, 12/09/20 (b)	100,000	103,007
Nordstrom, Inc.
6.25%, 01/15/18	200,000	215,501
Starbucks Corp.
2.00%, 12/05/18 (b)	150,000	152,279
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	164,634
Target Corp.
2.30%, 06/26/19	500,000	513,791
The Home Depot, Inc.
3.95%, 09/15/20 (b)	200,000	217,564
Toyota Motor Credit Corp.
1.38%, 01/10/18	600,000	601,345
2.10%, 01/17/19	500,000	507,309
Visa, Inc.
2.20%, 12/14/20 (b)	500,000	509,322
Wal-Mart Stores, Inc.
5.38%, 04/05/17	200,000	209,724
1.13%, 04/11/18	150,000	150,300
3.63%, 07/08/20	200,000	215,784
		8,159,624
Consumer Non-Cyclical 3.9%
AbbVie, Inc.
1.75%, 11/06/17	500,000	499,811
1.80%, 05/14/18	250,000	249,429
Actavis Funding SCS
2.35%, 03/12/18	250,000	251,659
3.00%, 03/12/20 (b)	500,000	509,425
Altria Group, Inc.
2.63%, 01/14/20 (b)	250,000	254,892
Amgen, Inc.
2.13%, 05/15/17	300,000	302,622
2.13%, 05/01/20 (b)	250,000	248,526
Anheuser-Busch InBev Finance, Inc.
1.25%, 01/17/18	750,000	748,201
1.90%, 02/01/19	200,000	201,966
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.15%, 02/01/19	700,000	710,860
2.65%, 02/01/21 (b)	250,000	254,420
AstraZeneca PLC
2.38%, 11/16/20	250,000	251,406
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	245,328
Bunge Ltd Finance Corp.
3.20%, 06/15/17	250,000	251,896
Cardinal Health, Inc.
1.90%, 06/15/17	350,000	351,258
2.40%, 11/15/19	250,000	251,433
Celgene Corp.
2.88%, 08/15/20	500,000	506,383
Colgate-Palmolive Co.
2.63%, 05/01/17	150,000	153,030
Covidien International Finance S.A.
4.20%, 06/15/20	200,000	217,647
Diageo Capital PLC
1.50%, 05/11/17	200,000	200,383
Dr. Pepper Snapple Group, Inc.
2.60%, 01/15/19	250,000	253,335
Eli Lilly & Co.
1.25%, 03/01/18	250,000	250,649
Express Scripts Holding Co.
3.30%, 02/25/21 (b)	250,000	251,811
General Mills, Inc.
5.65%, 02/15/19	100,000	110,615
Gilead Sciences, Inc.
1.85%, 09/04/18	250,000	252,721
2.05%, 04/01/19	300,000	303,006
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	296,000	297,711
Johnson & Johnson
5.15%, 07/15/18	250,000	273,596
Kimberly-Clark Corp.
1.90%, 05/22/19	300,000	303,260
Kraft Foods Group, Inc.
2.25%, 06/05/17	200,000	201,782
Kraft Heinz Foods Co.
2.80%, 07/02/20 (b)	250,000	253,163
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	100,783
McKesson Corp.
5.70%, 03/01/17	150,000	156,360
2.28%, 03/15/19	200,000	200,855
Medtronic, Inc.
2.50%, 03/15/20	500,000	513,212
Merck & Co., Inc.
1.30%, 05/18/18	350,000	351,504
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	200,911
Newell Rubbermaid, Inc.
2.05%, 12/01/17	100,000	98,591
PepsiCo, Inc.
1.25%, 08/13/17	100,000	100,341
2.25%, 01/07/19 (b)	250,000	255,660
4.50%, 01/15/20	200,000	220,709
1.85%, 04/30/20 (b)	250,000	250,810
Pfizer, Inc.
2.10%, 05/15/19	600,000	612,673
Philip Morris International, Inc.
1.13%, 08/21/17	150,000	150,152
5.65%, 05/16/18	250,000	272,910

20    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Quest Diagnostics, Inc.
2.70%, 04/01/19	300,000	303,385
2.50%, 03/30/20 (b)	300,000	296,429
Reynolds American, Inc.
2.30%, 06/12/18	250,000	252,812
Sanofi
1.25%, 04/10/18	100,000	100,159
The Coca-Cola Co.
1.15%, 04/01/18	250,000	250,785
3.15%, 11/15/20	200,000	213,160
The JM Smucker Co.
2.50%, 03/15/20	250,000	252,315
The Kroger Co.
2.00%, 01/15/19	350,000	352,762
2.30%, 01/15/19 (b)	100,000	101,815
The Procter & Gamble Co.
1.90%, 11/01/19	500,000	511,930
Tyson Foods, Inc.
2.65%, 08/15/19 (b)	300,000	304,272
Unilever Capital Corp.
0.85%, 08/02/17	100,000	99,880
		15,937,399
Energy 2.2%
Anadarko Petroleum Corp.
8.70%, 03/15/19	150,000	153,025
BP Capital Markets PLC
1.85%, 05/05/17	150,000	150,063
1.38%, 05/10/18	300,000	293,623
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150,000	137,147
Chevron Corp.
1.10%, 12/05/17 (b)	250,000	248,067
1.72%, 06/24/18 (b)	400,000	399,433
2.42%, 11/17/20 (b)	250,000	249,778
ConocoPhillips
5.20%, 05/15/18	400,000	414,932
Devon Energy Corp.
2.25%, 12/15/18 (b)	200,000	174,722
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	400,000	370,394
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	750,000	653,866
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	300,000	290,558
EOG Resources, Inc.
2.45%, 04/01/20 (b)	250,000	239,003
Exxon Mobil Corp.
0.92%, 03/15/17	250,000	250,284
2.22%, 03/01/21 (b)	500,000	500,000
Halliburton Co.
6.15%, 09/15/19	150,000	163,513
2.70%, 11/15/20 (b)	250,000	245,589
Hess Corp.
1.30%, 06/15/17	250,000	238,236
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	150,000	152,695
2.65%, 02/01/19	300,000	280,765
Kinder Morgan, Inc.
7.25%, 06/01/18	500,000	510,950
Nabors Industries, Inc.
6.15%, 02/15/18	250,000	236,547
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Occidental Petroleum Corp.
1.50%, 02/15/18 (b)	300,000	295,064
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	232,229
Shell International Finance BV
5.20%, 03/22/17	150,000	155,632
1.90%, 08/10/18	250,000	249,296
4.30%, 09/22/19	400,000	422,603
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	516,209
Total Capital International S.A.
2.10%, 06/19/19	100,000	98,836
TransCanada PipeLines Ltd
1.88%, 01/12/18	300,000	294,356
Valero Energy Corp.
9.38%, 03/15/19	350,000	406,752
		9,024,167
Other Industrial 0.1%
Princeton University
4.95%, 03/01/19	200,000	221,928
Technology 1.9%
Apple, Inc.
1.00%, 05/03/18	300,000	299,308
2.00%, 05/06/20	400,000	405,049
2.25%, 02/23/21 (b)	500,000	508,894
Baidu, Inc.
3.25%, 08/06/18	200,000	203,926
Cisco Systems, Inc.
1.10%, 03/03/17	450,000	451,206
1.65%, 06/15/18	100,000	100,744
2.45%, 06/15/20	250,000	256,275
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	300,000	304,078
EMC Corp.
1.88%, 06/01/18	300,000	288,835
Fidelity National Information Services, Inc.
2.85%, 10/15/18	250,000	252,295
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (b)(c)	250,000	249,164
Intel Corp.
1.35%, 12/15/17	150,000	150,964
2.45%, 07/29/20	200,000	204,698
International Business Machines Corp.
1.88%, 05/15/19	200,000	201,419
1.63%, 05/15/20	500,000	496,882
KLA-Tencor Corp.
3.38%, 11/01/19 (b)	250,000	254,037
Lam Research Corp.
2.75%, 03/15/20 (b)	500,000	486,103
Microsoft Corp.
1.30%, 11/03/18	250,000	251,172
2.00%, 11/03/20 (b)	400,000	407,081
NetApp, Inc.
2.00%, 12/15/17	500,000	499,580
Oracle Corp.
1.20%, 10/15/17	450,000	451,309
2.25%, 10/08/19	250,000	256,352
QUALCOMM, Inc.
1.40%, 05/18/18	200,000	199,555

See financial notes    21

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Seagate HDD Cayman
3.75%, 11/15/18	400,000	391,773
Xerox Corp.
2.95%, 03/15/17	150,000	150,353
2.75%, 09/01/20	100,000	89,976
		7,811,028
Transportation 0.3%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	324,068
CSX Corp.
5.60%, 05/01/17	100,000	104,576
FedEx Corp.
2.30%, 02/01/20	250,000	252,214
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	299,287
Southwest Airlines Co.
5.13%, 03/01/17	200,000	206,871
Union Pacific Corp.
2.25%, 06/19/20 (b)	250,000	254,037
		1,441,053
		58,289,792
Utilities 1.3%
Electric 1.2%
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	300,000	298,052
Arizona Public Service Co.
2.20%, 01/15/20 (b)	100,000	100,463
CMS Energy Corp.
5.05%, 02/15/18	250,000	264,691
Commonwealth Edison Co.
2.15%, 01/15/19 (b)	500,000	505,505
Consumers Energy Co.
5.65%, 04/15/20	100,000	114,606
Dominion Resources, Inc.
1.90%, 06/15/18	210,000	209,021
2.50%, 12/01/19 (b)	300,000	302,517
Duke Energy Corp.
1.63%, 08/15/17	650,000	649,391
2.10%, 06/15/18 (b)	200,000	200,523
Eversource Energy
1.45%, 05/01/18 (b)	100,000	98,859
MidAmerican Energy Co.
2.40%, 03/15/19 (b)	300,000	306,559
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	200,000	200,114
NextEra Energy Capital Holdings, Inc.
2.70%, 09/15/19 (b)	300,000	301,420
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	350,000	347,563
PG&E Corp.
2.40%, 03/01/19 (b)	250,000	252,679
PPL Capital Funding, Inc.
1.90%, 06/01/18 (b)	100,000	99,851
Sempra Energy
2.40%, 03/15/20 (b)	250,000	245,558
WEC Energy Group, Inc.
1.65%, 06/15/18	300,000	299,583
		4,796,955
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Natural Gas 0.1%
AGL Capital Corp.
5.25%, 08/15/19	200,000	217,641
Atmos Energy Corp.
6.35%, 06/15/17	100,000	105,985
NiSource Finance Corp.
6.40%, 03/15/18	100,000	108,506
ONE Gas, Inc.
2.07%, 02/01/19 (b)	150,000	150,315
		582,447
		5,379,402
Total Corporate Bonds
(Cost $108,096,535)		107,706,129

Municipal Bonds 0.2% of net assets
Fixed-Rate Obligations 0.2%
California
GO Bonds Series 2010
6.20%, 03/01/19	540,000	615,308
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	250,000	258,905
Total Municipal Bonds
(Cost $860,717)		874,213
Security	Number of Shares	Value ($)
Other Investment Company 0.5% of net assets
Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (e)	2,123,773	2,123,773
Total Other Investment Company
(Cost $2,123,773)		2,123,773

End of Investments.

22    See financial notes

Schwab Short-Term Bond Market Fund
Portfolio Holdings (Unaudited) continued

At 02/29/16, the tax basis cost of the fund's investments was $407,477,527 and the unrealized appreciation and depreciation were $2,758,249 and ($855,556), respectively, with a net unrealized appreciation of $1,902,693.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $895,606 or 0.2% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.

GO —	General obligation

The following is a summary of the inputs used to value the fund's investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government and Government Agencies[1]	$—	$269,677,246	$—	$269,677,246
Foreign Government Securities[1]	—	28,998,859	—	28,998,859
Corporate Bonds[1]	—	107,706,129	—	107,706,129
Municipal Bonds[1]	—	874,213	—	874,213
Other Investment Company[1]	2,123,773	—	—	2,123,773
Total	$2,123,773	$407,256,447	$—	$409,380,220
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2016.
See financial notes    23

Schwab Short-Term Bond Market Fund
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $407,437,195)		$409,380,220
Cash		251,764
Receivables:
Investments sold		14,766,960
Interest		1,817,552
Fund shares sold		470,527
Due from investment adviser		1,254
Prepaid expenses	+	34,430
Total assets		426,722,707
Liabilities
Payables:
Investments bought		15,784,795
Shareholder service fees		18,824
Fund shares redeemed		265,174
Distributions to shareholders		63,251
Accrued expenses	+	88,145
Total liabilities		16,220,189
Net Assets
Total assets		426,722,707
Total liabilities	–	16,220,189
Net assets		$410,502,518
Net Assets by Source
Capital received from investors		457,131,700
Net investment income not yet distributed		3
Net realized capital losses		(48,572,210)
Net unrealized capital appreciation		1,943,025

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$410,502,518		44,090,190		$9.31

24    See financial notes

Schwab Short-Term Bond Market Fund
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Interest		$2,759,044
Securities on loan	+	225
Total investment income		2,759,269
Expenses
Investment adviser and administrator fees		583,940
Shareholder service fees		479,867
Portfolio accounting fees		48,577
Professional fees		22,080
Shareholder reports		18,872
Transfer agent fees		12,824
Proxy fees		12,117
Registration fees		11,686
Independent trustees' fees		5,684
Custodian fees		4,790
Other expenses	+	3,941
Total expenses		1,204,378
Expense reduction by CSIM and its affiliates	–	627,778
Net expenses	–	576,600
Net investment income		2,182,669
Realized and Unrealized Gains (Losses)
Net realized gains on investments		2,179
Net change in unrealized appreciation (depreciation) on investments	+	1,294,610
Net realized and unrealized gains		1,296,789
Increase in net assets resulting from operations		$3,479,458
See financial notes    25

Schwab Short-Term Bond Market Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$2,182,669	$4,044,682
Net realized gains		2,179	924,004
Net change in unrealized appreciation (depreciation)	+	1,294,610	(967,112)
Increase in net assets from operations		3,479,458	4,001,574
Distributions to Shareholders
Distributions from net investment income		($2,182,666)	($4,044,676)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,751,377	$118,367,243	16,342,697	$151,829,764
Shares reinvested		193,804	1,799,780	365,626	3,400,494
Shares redeemed	+	(9,705,201)	(90,151,224)	(23,064,478)	(214,352,550)
Net transactions in fund shares		3,239,980	$30,015,799	(6,356,155)	($59,122,292)
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		40,850,210	$379,189,927	47,206,365	$438,355,321
Total decrease	+	3,239,980	31,312,591	(6,356,155)	(59,165,394)
End of period		44,090,190	$410,502,518	40,850,210	$379,189,927
Net investment income not yet distributed			$3		$—
26    See financial notes

Schwab Intermediate-Term Bond Fund
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$10.19	$10.25	$10.06	$10.61	$10.54	$10.43
Income (loss) from investment operations:
Net investment income (loss)	0.08 [1]	0.17 [1]	0.18	0.15	0.17	0.32
Net realized and unrealized gains (losses)	0.07	(0.02)	0.21	(0.32)	0.22	0.16
Total from investment operations	0.15	0.15	0.39	(0.17)	0.39	0.48
Less distributions:
Distributions from net investment income	(0.09)	(0.20)	(0.20)	(0.20)	(0.21)	(0.36)
Distributions from net realized gains	(0.02)	(0.01)	(0.00) [2]	(0.18)	(0.11)	(0.01)
Total distributions	(0.11)	(0.21)	(0.20)	(0.38)	(0.32)	(0.37)
Net asset value at end of period	$10.23	$10.19	$10.25	$10.06	$10.61	$10.54
Total return	1.56% [3]	1.47%	3.95%	(1.68%)	3.80%	4.75%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.46% [4],[5]	0.45%	0.45%	0.51% [6],[7]	0.61%	0.61%
Gross operating expenses	0.64% [4]	0.62%	0.64%	0.63%	0.62%	0.61%
Net investment income (loss)	1.63% [4]	1.66%	1.73%	1.48%	1.67%	3.13%
Portfolio turnover rate[8]	100% [3]	127% [9]	177%	288%	304%	294%
Net assets, end of period (x 1,000,000)	$344	$345	$370	$353	$418	$431

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized (except for proxy costs).
5
The expense ratio would have been 0.45%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred (see financial note 2f).
6
Effective December 15, 2012, the net operating expense limitation was lowered from 0.63% to 0.45%. The ratio presented for period ended 8/31/13 is a blended ratio.
7
The expense ratio would have been 0.50%, if interest expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred (see financial note 2f).
8
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
9
Revised methodology adopted as of August 31, 2015. For comparison purposes, portfolio turnover rate would have been 158% using previous methodology.
See financial notes    27

Schwab Intermediate-Term Bond Fund
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
20.3%	Corporate Bonds	69,596,362	69,661,454
0.0%	Asset-Backed Obligations	120,110	120,188
39.4%	Mortgage-Backed Securities	131,947,475	135,330,238
2.1%	Commercial Mortgage-Backed Securities	7,201,974	7,312,122
36.9%	U.S. Government and Government Agencies	125,115,369	126,975,373
3.9%	Foreign Government Securities	13,286,032	13,448,685
3.0%	Other Investment Company	10,325,126	10,325,126
2.9%	Short-Term Investment	9,999,465	9,999,470
108.5%	Total Investments	367,591,913	373,172,656
(2.3%)	TBA Sale Commitments	(7,748,438)	(7,766,289)
(6.2%)	Other Assets and Liabilities, Net		(21,401,373)
100.0%	Net Assets		344,004,994

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporate Bonds 20.3% of net assets
Finance 8.8%
Banking 6.2%
Bank of America Corp.
3.30%, 01/11/23	1,750,000	1,748,229
3.95%, 04/21/25	1,500,000	1,448,394
Capital One Financial Corp.
4.75%, 07/15/21	500,000	538,931
Capital One NA
2.95%, 07/23/21 (b)	1,500,000	1,489,489
Citigroup, Inc.
3.70%, 01/12/26	1,500,000	1,534,818
4.45%, 09/29/27	1,000,000	986,022
Credit Suisse USA, Inc.
1.38%, 05/26/17	150,000	148,987
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	249,089
ING Bank NV
1.80%, 03/16/18 (c)	1,000,000	998,571
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JPMorgan Chase & Co.
3.13%, 01/23/25 (b)	2,500,000	2,493,537
Lloyds Bank PLC
6.38%, 01/21/21	1,000,000	1,175,942
Morgan Stanley
5.63%, 09/23/19	500,000	549,141
4.00%, 07/23/25	1,500,000	1,550,424
5.00%, 11/24/25	750,000	790,424
Rabobank Nederland
4.38%, 08/04/25	500,000	503,585
Regions Bank
2.25%, 09/14/18 (b)	700,000	697,364
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	148,749
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	750,000	749,885
Svenska Handelsbanken AB
2.40%, 10/01/20	100,000	100,372
The Goldman Sachs Group, Inc.
3.85%, 07/08/24 (b)	500,000	512,020
4.25%, 10/21/25	1,000,000	996,852
3.75%, 02/25/26 (b)	1,000,000	1,010,069
Wells Fargo & Co.
3.55%, 09/29/25	1,000,000	1,040,763
		21,461,657
Brokerage 0.1%
Nomura Holdings, Inc.
2.75%, 03/19/19	250,000	251,948
Finance Company 0.6%
Air Lease Corp.
2.13%, 01/15/18	1,000,000	978,750
GATX Corp.
1.25%, 03/04/17	600,000	593,067
Synchrony Financial
3.00%, 08/15/19 (b)	500,000	501,156
		2,072,973
Insurance 0.7%
Aflac, Inc.
3.63%, 11/15/24 (h)	200,000	207,347
Assurant, Inc.
2.50%, 03/15/18	750,000	750,718
CNA Financial Corp.
5.88%, 08/15/20	250,000	274,075
Prudential Financial, Inc.
4.50%, 11/15/20	500,000	534,531
UnitedHealth Group, Inc.
2.70%, 07/15/20	750,000	771,044
		2,537,715
Real Estate Investment Trust 1.2%
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	500,000	497,325
DDR Corp.
3.63%, 02/01/25 (b)	300,000	285,866
ERP Operating LP
3.38%, 06/01/25 (b)	500,000	509,554

28    See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
HCP, Inc.
3.40%, 02/01/25 (b)	250,000	223,628
Host Hotels & Resorts LP
3.75%, 10/15/23 (b)	500,000	488,226
4.50%, 02/01/26 (b)	500,000	499,391
Kimco Realty Corp.
3.20%, 05/01/21 (b)	250,000	254,067
3.40%, 11/01/22 (b)	500,000	506,291
Simon Property Group LP
3.30%, 01/15/26 (b)	250,000	253,297
Ventas Realty LP
3.50%, 02/01/25 (b)	250,000	242,666
WP Carey, Inc.
4.60%, 04/01/24 (b)	250,000	253,482
		4,013,793
		30,338,086
Industrial 10.5%
Basic Industry 0.6%
Airgas, Inc.
3.05%, 08/01/20 (b)	500,000	509,265
Albemarle Corp.
4.50%, 12/15/20 (b)	350,000	360,030
Barrick Gold Corp.
6.95%, 04/01/19	325,000	348,721
Barrick North America Finance LLC
4.40%, 05/30/21	150,000	147,256
Packaging Corp. of America
3.65%, 09/15/24 (b)	350,000	344,628
The Dow Chemical Co.
4.25%, 11/15/20 (b)	155,000	165,666
		1,875,566
Capital Goods 0.5%
General Electric Co.
5.25%, 12/06/17 (h)	500,000	535,629
Textron, Inc.
5.95%, 09/21/21 (b)	500,000	559,473
Waste Management, Inc.
2.60%, 09/01/16	735,000	739,772
		1,834,874
Communications 1.9%
American Tower Corp.
3.30%, 02/15/21 (b)	750,000	750,839
AT&T, Inc.
2.38%, 11/27/18	200,000	202,285
3.00%, 06/23/22 (b)	500,000	496,213
CCO Safari II LLC
4.46%, 07/23/22 (b)(c)	250,000	254,118
Comcast Corp.
5.88%, 02/15/18	400,000	433,883
Crown Castle International Corp.
3.40%, 02/15/21 (b)	1,000,000	1,007,540
DIRECTV Holdings LLC
5.20%, 03/15/20	250,000	273,902
5.00%, 03/01/21	350,000	384,631
Embarq Corp.
7.08%, 06/01/16	750,000	757,875
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	538,066
Omnicom Group, Inc.
3.63%, 05/01/22	1,000,000	1,015,374
Verizon Communications, Inc.
3.50%, 11/01/24 (b)	250,000	255,751
Viacom, Inc.
4.50%, 03/01/21	250,000	258,496
		6,628,973
Consumer Cyclical 1.1%
CVS Health Corp.
3.38%, 08/12/24 (b)	500,000	518,673
Ford Motor Credit Co. LLC
1.56%, 01/09/18 (a)	1,000,000	988,527
Macy's Retail Holdings, Inc.
4.38%, 09/01/23 (b)	250,000	246,669
Marriott International, Inc.
3.00%, 03/01/19 (b)	650,000	663,187
McDonald's Corp.
2.75%, 12/09/20 (b)	250,000	257,517
Visa, Inc.
2.20%, 12/14/20 (b)	1,000,000	1,018,645
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	108,764
		3,801,982
Consumer Non-Cyclical 3.0%
AbbVie, Inc.
3.20%, 11/06/22 (b)	500,000	504,891
Altria Group, Inc.
4.75%, 05/05/21	500,000	554,101
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (b)	1,500,000	1,526,520
3.70%, 02/01/24	250,000	264,852
AstraZeneca PLC
2.38%, 11/16/20	250,000	251,406
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	245,328
3.60%, 06/23/22 (b)(c)	500,000	496,438
Biogen, Inc.
4.05%, 09/15/25 (b)	500,000	521,308
Cardinal Health, Inc.
1.95%, 06/15/18	250,000	250,221
3.20%, 03/15/23	250,000	254,112
3.75%, 09/15/25 (b)	250,000	260,559
Celgene Corp.
3.55%, 08/15/22	500,000	512,272
Gilead Sciences, Inc.
2.35%, 02/01/20	500,000	505,471
Kraft Heinz Foods Co.
2.00%, 07/02/18 (c)	750,000	749,549
3.50%, 07/15/22 (b)(c)	750,000	773,415
Mondelez International, Inc.
2.25%, 02/01/19 (b)	350,000	351,594
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	153,396
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	551,619
The JM Smucker Co.
2.50%, 03/15/20	750,000	756,947

See financial notes    29

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Kroger Co.
2.00%, 01/15/19	750,000	755,918
		10,239,917
Energy 1.9%
Apache Corp.
3.25%, 04/15/22 (b)	250,000	218,256
Cimarex Energy Co.
5.88%, 05/01/22 (b)(h)	250,000	241,750
Enbridge Energy Partners LP
4.38%, 10/15/20 (b)	1,000,000	925,986
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	600,000	523,093
5.20%, 02/01/22 (b)	700,000	606,217
EOG Resources, Inc.
4.10%, 02/01/21	500,000	510,083
Exxon Mobil Corp.
2.22%, 03/01/21 (b)	500,000	500,000
Phillips 66
4.30%, 04/01/22	200,000	204,228
Phillips 66 Partners LP
2.65%, 02/15/20 (b)	250,000	232,229
Schlumberger Investment SA
3.65%, 12/01/23 (b)	500,000	506,009
Shell International Finance BV
2.25%, 11/10/20	1,000,000	981,712
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	516,209
3.60%, 12/01/24 (b)	500,000	452,129
		6,417,901
Technology 1.2%
Applied Materials, Inc.
2.63%, 10/01/20 (b)	250,000	255,334
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	700,000	709,516
Fidelity National Information Services, Inc.
2.85%, 10/15/18	200,000	201,836
Hewlett Packard Enterprise Co.
2.85%, 10/05/18 (c)	1,000,000	1,000,864
3.60%, 10/15/20 (b)(c)	250,000	249,164
4.90%, 10/15/25 (b)(c)	500,000	475,414
Microsoft Corp.
1.30%, 11/03/18	250,000	251,172
NetApp, Inc.
3.38%, 06/15/21 (b)	500,000	496,597
Seagate HDD Cayman
3.75%, 11/15/18	500,000	489,716
		4,129,613
Transportation 0.3%
Southwest Airlines Co.
2.65%, 11/05/20 (b)	1,000,000	1,012,655
		35,941,481
Utilities 1.0%
Electric 0.9%
Dominion Resources, Inc.
6.40%, 06/15/18 (h)	500,000	546,419
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Corp.
0.99%, 04/03/17 (a)	500,000	496,477
5.05%, 09/15/19 (h)	750,000	819,801
Exelon Generation Co., LLC
4.00%, 10/01/20 (b)	500,000	517,024
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	150,000	148,955
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	100,913
WEC Energy Group, Inc.
2.45%, 06/15/20 (b)	500,000	506,718
		3,136,307
Natural Gas 0.1%
ONE Gas, Inc.
2.07%, 02/01/19 (b)	100,000	100,210
Sempra Energy
2.88%, 10/01/22 (b)	150,000	145,370
		245,580
		3,381,887
Total Corporate Bonds
(Cost $69,596,362)		69,661,454

Asset-Backed Obligations 0.0% of net assets
Hyundai Auto Receivables Trust
Series 12-A Class D
2.61%, 05/15/18 (b)	120,000	120,188
Total Asset-Backed Obligations
(Cost $120,110)		120,188

Mortgage-Backed Securities 39.4% of net assets
Collateralized Mortgage Obligations 1.1%
CHL Mortgage Pass-Through Trust
Series 04-HYB2 Class 6A
2.64%, 07/20/34 (a)(b)	306,682	294,931
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)(h)	435,393	438,739
Fannie Mae REMICs
Series 2004-W6 Class 3A4
6.50%, 07/25/34 (b)	1,303,608	1,336,039
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)(h)	160,278	160,190
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)(h)	380,470	379,067
Sequoia Mortgage Trust
Series 2012-2 Class A2
3.50%, 03/25/42 (b)(h)	74,016	74,414
Series 2013-1 Class 2A1
1.86%, 02/25/43 (b)	15,679	14,937
Series 2013-2 Class 2A
1.87%, 02/25/43 (b)	716,340	680,090

30    See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	278,004	272,832
		3,651,239
TBA Securities 7.2%
Fannie Mae TBA
2.00%, 03/01/31 (b)(g)	500,000	503,144
3.00%, 03/01/31 (b)(g)	1,000,000	1,042,851
3.50%, 03/01/31 to 03/01/46 (b)(g)	4,500,000	4,724,041
Freddie Mac TBA
2.50%, 03/01/31 (b)(g)	1,500,000	1,538,350
3.00%, 03/01/31 (b)(g)	1,500,000	1,565,364
3.50%, 03/01/31 to 03/01/46 (b)(g)	4,500,000	4,709,727
4.00%, 03/01/46 (b)(g)	5,500,000	5,861,045
Ginnie Mae TBA
3.00%, 03/01/46 (b)(g)	1,000,000	1,034,583
3.50%, 04/01/46 (b)(g)	3,500,000	3,688,945
		24,668,050
U.S. Government Agency Mortgages 31.1%
Fannie Mae
6.00%, 03/01/16 to 05/01/21 (b)(h)	129,040	146,972
7.00%, 11/15/16 to 01/01/35 (b)	267,740	316,343
6.00%, 06/01/17 to 12/01/35 (b)	1,140,456	1,284,901
6.50%, 11/01/17 to 09/01/22 (b)	249,209	274,884
4.50%, 03/01/18 to 09/01/41 (b)	2,467,323	2,623,926
6.50%, 07/01/21 (b)(h)	14,159	16,248
5.50%, 10/01/22 (b)(h)	228,885	256,845
5.50%, 01/01/23 to 12/01/33 (b)	961,737	1,081,761
5.00%, 09/01/23 to 05/01/40 (b)	1,709,936	1,914,260
3.00%, 01/01/26 to 01/01/45 (b)	10,250,821	10,582,454
3.50%, 04/01/26 to 08/01/45 (b)	9,870,919	10,393,063
2.50%, 02/01/28 to 02/01/43 (b)	3,430,757	3,515,158
4.00%, 04/01/32 to 02/01/42 (b)	786,748	850,270
5.49%, 08/01/32 to 12/01/32 (b)	405,263	434,355
5.45%, 06/01/33 to 07/01/33 (b)	80,372	82,172
2.56%, 06/01/40 (a)(b)	1,665,611	1,765,679
4.00%, 09/01/40 (b)(h)	3,829,275	4,122,158
Fannie Mae REMICs
3.50%, 05/25/19 to 08/25/36 (b)	214,802	216,614
6.00%, 01/25/20 (b)	42,342	44,388
3.25%, 03/25/24 to 04/25/28 (b)	247,381	251,038
4.00%, 09/25/28 (b)	40,269	40,805
5.50%, 10/25/35 (b)	194,907	197,804
Freddie Mac
6.50%, 03/01/16 to 02/01/21 (b)(h)	59,491	67,665
6.00%, 06/01/16 to 05/01/27 (b)	275,652	316,713
4.50%, 10/01/18 to 11/01/41 (b)	5,151,622	5,629,564
4.00%, 07/01/19 to 01/01/44 (b)	4,008,683	4,343,022
6.50%, 08/01/22 to 04/01/26 (b)	88,146	100,659
5.50%, 02/01/23 to 07/01/35 (b)	493,936	552,352
5.00%, 01/01/24 to 10/01/43 (b)	1,334,776	1,474,638
2.50%, 07/01/28 to 05/01/33 (b)	528,696	543,166
3.00%, 09/01/28 to 03/01/45 (b)	5,921,695	6,092,489
3.50%, 04/01/33 to 06/01/45 (b)	3,890,629	4,079,995
5.50%, 06/01/33 (b)(h)	749,995	847,225
Freddie Mac REMICs
2.25%, 12/15/18 (b)	68,100	68,688
3.00%, 08/15/19 to 06/15/38 (b)	1,347,102	1,362,574
4.50%, 02/15/20 to 09/15/33 (b)	219,644	221,152
2.00%, 07/15/20 (b)	40,485	40,494
0.98%, 05/15/23 (a)(b)	15,614	15,638
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 07/15/24 to 02/15/37 (b)	69,614	69,882
3.50%, 11/15/25 to 08/15/28 (b)	540,346	547,916
2.50%, 07/15/37 (b)	758,064	773,755
Ginnie Mae
6.00%, 03/15/17 to 03/15/38 (b)	28,683	32,164
9.50%, 03/20/17 to 05/20/20 (b)	2,455	2,568
5.00%, 12/15/17 to 08/15/40 (b)	4,786,853	5,371,193
10.00%, 04/15/18 to 06/20/19 (b)	736	748
5.50%, 06/15/18 to 08/20/40 (b)	3,254,611	3,709,422
4.00%, 08/15/18 to 09/20/45 (b)	5,472,305	5,853,636
4.50%, 11/15/18 to 07/20/45 (b)	3,961,522	4,317,788
8.50%, 06/15/21 to 10/20/26 (b)	1,236	1,265
7.50%, 03/15/22 to 10/15/25 (b)	2,261	2,345
6.50%, 10/15/23 to 10/15/38 (b)	18,829	21,913
8.00%, 06/20/24 to 07/15/27 (b)	1,922	2,073
3.00%, 02/15/26 to 08/20/45 (b)	5,405,525	5,614,970
3.50%, 01/20/27 to 10/20/45 (b)	7,442,870	7,878,156
2.50%, 06/15/27 (b)	262,649	270,983
2.00%, 07/20/28 (b)	18,703	18,890
7.00%, 04/15/31 (b)	5,522	6,221
5.50%, 06/15/34 (b)(h)	1,413,807	1,621,050
5.00%, 10/15/34 (b)(h)	1,321,846	1,482,910
Ginnie Mae REMICs
6.44%, 08/20/34 (a)(b)	658,232	774,540
5.45%, 09/20/44 (a)(b)	1,910,631	2,194,548
Government National Mortgage Association
3.00%, 04/20/38 (b)	268,025	273,881
		107,010,949
Total Mortgage-Backed Securities
(Cost $131,947,475)		135,330,238

Commercial Mortgage-Backed Securities 2.1% of net assets
Bear Stearns Commercial Mortgage Securities
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	860,784	869,368
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	485,828	509,944
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	250,000	263,396
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	500,000	519,618
FHLMC Multifamily Structured Pass Through Certificates
Series K501 Class A2
1.66%, 11/25/16 (b)	139,593	139,820
FHLMC Multifamily Structured Pass-Through Certificates
Series K014 Class A1
2.79%, 10/25/20 (b)	210,954	217,173
Series K026 Class A2
2.51%, 11/25/22 (b)	650,000	670,829
Series K027 Class A2
2.64%, 01/25/23 (b)	110,000	113,825
Series K714 Class A2
3.03%, 10/25/20 (b)	154,000	162,990
Government National Mortgage Association
Series 2012-55 Class A
1.70%, 08/16/33 (b)	136,563	136,936
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
5.88%, 07/10/38 (a)(b)	183,919	184,387
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)(h)	842,940	861,089

See financial notes    31

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A1
1.30%, 01/15/46 (b)	174,295	173,788
LB Commercial Mortgage Trust
Series 2007-C3 Class A1A
5.86%, 07/15/44 (a)(b)	648,501	673,570
Morgan Stanley Capital I Trust
Series 2012-C4 Class A2
2.11%, 03/15/45 (b)	259,000	259,604
Wells Fargo Commercial Mortgage Trust
Series 2016-C32 Class A4
3.56%, 01/15/59 (b)	1,500,000	1,555,785
Total Commercial Mortgage-Backed Securities
(Cost $7,201,974)		7,312,122

U.S. Government and Government Agencies 36.9% of net assets
U.S. Treasury Obligations 36.9%
U.S. Treasury Notes
0.75%, 06/30/17 (h)	8,000,000	8,001,720
0.88%, 07/15/17	1,500,000	1,502,520
0.63%, 07/31/17 (h)	4,000,000	3,993,280
0.75%, 12/31/17	3,000,000	2,997,597
0.88%, 01/15/18	3,500,000	3,505,194
1.00%, 02/15/18 (h)	4,000,000	4,016,484
0.75%, 03/31/18 (h)	5,000,000	4,995,115
2.88%, 03/31/18 (h)	2,000,000	2,084,882
0.88%, 07/15/18 (h)	2,500,000	2,502,978
1.50%, 08/31/18	2,000,000	2,033,204
1.25%, 10/31/18	4,500,000	4,545,441
3.75%, 11/15/18 (h)	4,000,000	4,311,092
1.38%, 11/30/18	1,000,000	1,013,652
1.25%, 12/15/18	3,000,000	3,030,117
1.13%, 01/15/19	2,500,000	2,515,820
0.75%, 02/15/19	4,000,000	3,981,248
1.63%, 03/31/19	3,000,000	3,062,169
1.25%, 04/30/19	2,250,000	2,270,435
1.50%, 05/31/19	1,500,000	1,525,020
1.00%, 06/30/19	3,250,000	3,251,904
1.63%, 06/30/19	1,500,000	1,531,230
1.75%, 09/30/19 (h)	4,000,000	4,097,812
1.50%, 11/30/19 (h)	6,000,000	6,091,056
1.38%, 01/31/20	2,000,000	2,019,532
1.63%, 11/30/20	1,500,000	1,528,799
2.38%, 12/31/20 (h)	1,000,000	1,052,246
1.38%, 01/31/21	1,000,000	1,006,562
2.13%, 01/31/21	2,000,000	2,082,696
2.00%, 02/28/21	1,000,000	1,035,332
2.25%, 04/30/21	1,000,000	1,047,383
2.13%, 06/30/21	700,000	728,615
2.13%, 09/30/21	500,000	520,117
1.50%, 01/31/22 (h)	8,500,000	8,539,848
1.75%, 02/28/22 (h)	4,000,000	4,072,656
1.75%, 03/31/22 (h)	6,500,000	6,616,038
1.75%, 04/30/22	2,000,000	2,035,000
2.00%, 07/31/22	3,500,000	3,611,289
1.63%, 08/15/22 (h)	2,000,000	2,021,602
1.88%, 08/31/22	600,000	614,461
1.75%, 09/30/22	2,000,000	2,031,718
1.88%, 10/31/22	2,000,000	2,047,656
1.63%, 11/15/22	2,400,000	2,420,532
2.00%, 11/30/22	700,000	722,189
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.13%, 12/31/22	3,200,000	3,328,749
2.00%, 02/15/23	1,000,000	1,032,383
Total U.S. Government and Government Agencies
(Cost $125,115,369)		126,975,373

Foreign Government Securities 3.9% of net assets
Foreign Agencies 0.9%
Germany 0.6%
Kreditanstalt Fuer Wiederaufbau
1.25%, 02/15/17 (d)	1,000,000	1,004,322
4.00%, 01/27/20 (d)	1,000,000	1,097,908
		2,102,230
Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	500,000	509,186
Republic of Korea 0.2%
Korea Development Bank
3.75%, 01/22/24	500,000	539,137
		3,150,553
Foreign Local Government 0.3%
Canada 0.3%
Province of Manitoba
1.13%, 06/01/18	1,000,000	996,475
Sovereign 1.1%
Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	250,000
Colombia 0.1%
Republic of Colombia
4.50%, 01/28/26 (b)	500,000	484,375
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	250,000	261,853
Mexico 0.5%
United Mexican States
5.13%, 01/15/20	500,000	549,250
3.63%, 03/15/22	250,000	256,125
4.13%, 01/21/26	750,000	773,250
		1,578,625
Panama 0.0%
Republic of Panama
3.75%, 03/16/25 (b)	100,000	101,500

32    See financial notes

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Philippines 0.0%
Republic of the Philippines
4.20%, 01/21/24	150,000	168,264
Poland 0.2%
Republic of Poland
6.38%, 07/15/19	500,000	571,030
Turkey 0.1%
Republic of Turkey
3.25%, 03/23/23	300,000	277,386
		3,693,033
Supranational* 1.6%
European Investment Bank
1.00%, 06/15/18	1,000,000	996,240
4.00%, 02/16/21	750,000	836,738
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,000,000	1,002,093
1.00%, 06/15/18	1,000,000	999,025
International Finance Corp.
1.75%, 09/04/18	1,600,000	1,621,824
1.75%, 09/16/19	150,000	152,704
		5,608,624
Total Foreign Government Securities
(Cost $13,286,032)		13,448,685
Security	Number of Shares	Value ($)
Other Investment Company 3.0% of net assets
Money Market Fund 3.0%
State Street Institutional U.S. Government Money Market Fund 0.24% (e)	10,325,126	10,325,126
Total Other Investment Company
(Cost $10,325,126)		10,325,126
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 2.9% of net assets
U.S. Government Agency Security 2.9%
Federal Home Loan Bank
0.28%, 03/08/16 (f)	10,000,000	9,999,470
Total Short-Term Investment
(Cost $9,999,465)		9,999,470

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $367,640,363 and the unrealized appreciation and depreciation were $6,171,933 and ($639,640), respectively, with a net unrealized appreciation of $5,532,293.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments 2.3% of net assets
U.S. Government Agency Mortgages 2.3%
Ginnie Mae TBA
5.00%, 03/01/46 (b)(g)	4,000,000	4,406,875
5.50%, 03/01/46 (b)(g)	3,000,000	3,359,414
Total TBA Sale Commitments
(Proceeds $7,748,438)		7,766,289
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,515,693 or 1.6% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC —	Real Estate Mortgage Investment Conduit

See financial notes    33

Schwab Intermediate-Term Bond Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of February 29, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds[1]	$—	$69,661,454	$—	$69,661,454
Asset-Backed Obligations	—	120,188	—	120,188
Mortgage-Backed Securities[1]	—	135,330,238	—	135,330,238
Commercial Mortgage-Backed Securities	—	7,312,122	—	7,312,122
U.S. Government and Government Agencies[1]	—	126,975,373	—	126,975,373
Foreign Government Securities[1]	—	13,448,685	—	13,448,685
Other Investment Company[1]	10,325,126	—	—	10,325,126
Short-Term Investment[1]	—	9,999,470	—	9,999,470
Total	$10,325,126	$362,847,530	$—	$373,172,656
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($7,766,289)	$—	($7,766,289)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2016.
34    See financial notes

Schwab Intermediate-Term Bond Fund
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $367,591,913)		$373,172,656
Cash		1,996,749
Receivables:
Investments sold		8,930,617
Interest		1,472,194
Fund shares sold		93,161
TBA sale commitment		7,748,438
Prepaid expenses	+	17,374
Total assets		393,431,189
Liabilities
TBA sale commitments, at value (proceeds $7,748,438)		7,766,289
Payables:
Investments bought		13,733,956
Investments bought - Delayed-delivery		26,687,023
Investment adviser and administrator fees		8,146
Shareholder service fees		13,439
Fund shares redeemed		923,996
Distributions to shareholders		180,286
Interest for TBA sale commitments		21,292
Accrued expenses	+	91,768
Total liabilities		49,426,195
Net Assets
Total assets		393,431,189
Total liabilities	–	49,426,195
Net assets		$344,004,994
Net Assets by Source
Capital received from investors		338,226,029
Distributions in excess of net investment income		(589,382)
Net realized capital gains		805,455
Net unrealized capital appreciation		5,562,892

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$344,004,994		33,611,500		$10.23

See financial notes    35

Schwab Intermediate-Term Bond Fund
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Interest		$3,567,784*
Dividends	+	8,290
Total investment income		3,576,074
Expenses
Investment adviser and administrator fees		514,255
Shareholder service fees		421,206
Portfolio accounting fees		48,743
Professional fees		26,121
Custodian fees		18,041
Transfer agent fees		15,981
Shareholder reports		13,543
Registration fees		12,837
Proxy fees		8,153
Settlement and interest expense		7,532*
Independent trustees' fees		5,501
Other expenses	+	3,539
Total expenses		1,095,452
Expense reduction by CSIM and its affiliates	–	308,385
Net expenses	–	787,067
Net investment income		2,789,007
Realized and Unrealized Gains (Losses)
Net realized gains on investments		905,323
Net realized losses on TBA sale commitments	+	(26,312)
Net realized gains		879,011
Net change in unrealized appreciation (depreciation) on investments		1,862,634
Net change in unrealized appreciation (depreciation) on TBA sale commitments	+	(12,734)
Net change in unrealized appreciation (depreciation)	+	1,849,900
Net realized and unrealized gains		2,728,911
Increase in net assets resulting from operations		$5,517,918
*	Includes $7,279 in interest income and $7,501 in interest expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).
36    See financial notes

Schwab Intermediate-Term Bond Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$2,789,007	$6,024,277
Net realized gains		879,011	1,657,198
Net change in unrealized appreciation (depreciation)	+	1,849,900	(2,509,074)
Increase in net assets from operations		5,517,918	5,172,401
Distributions to Shareholders
Distributions from net investment income		(3,211,577)	(6,945,699)
Distributions from net realized gains	+	(760,892)	(501,356)
Total distributions		($3,972,469)	($7,447,055)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,089,176	$41,654,254	8,925,528	$91,587,662
Shares reinvested		264,285	2,689,928	485,302	4,980,137
Shares redeemed	+	(4,601,041)	(46,850,920)	(11,621,308)	(119,176,107)
Net transactions in fund shares		(247,580)	($2,506,738)	(2,210,478)	($22,608,308)
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		33,859,080	$344,966,283	36,069,558	$369,849,245
Total increase (decrease)	+	(247,580)	(961,289)	(2,210,478)	(24,882,962)
End of period		33,611,500	$344,004,994	33,859,080	$344,966,283
Distributions in excess of net investment income			($589,382)		($166,812)
See financial notes    37

Schwab Total Bond Market Fund
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$9.46	$9.55	$9.26	$9.76	$9.51	$9.42
Income (loss) from investment operations:
Net investment income (loss)	0.10 [1]	0.19 [1]	0.21	0.20	0.25	0.26
Net realized and unrealized gains (losses)	0.10	(0.07)	0.30	(0.47)	0.26	0.10
Total from investment operations	0.20	0.12	0.51	(0.27)	0.51	0.36
Less distributions:
Distributions from net investment income	(0.11)	(0.21)	(0.22)	(0.23)	(0.26)	(0.27)
Net asset value at end of period	$9.55	$9.46	$9.55	$9.26	$9.76	$9.51
Total return	2.08% [2]	1.25%	5.56%	(2.85%)	5.46%	3.93%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.29% [3]	0.29%	0.29%	0.29%	0.29%	0.49% [4]
Gross operating expenses	0.54% [3]	0.54%	0.55%	0.56%	0.56%	0.59% [5]
Net investment income (loss)	2.10% [3]	2.03%	2.18%	2.10%	2.58%	2.78%
Portfolio turnover rate[6]	50% [2]	82% [7]	93%	165%	160%	166%
Net assets, end of period (x 1,000,000)	$1,328	$1,273	$1,021	$885	$957	$936

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
5
The ratio of gross operating expenses would have been 0.55%, if certain non-routine expenses (litigation fees) had not been incurred.
6
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
7
Revised methodology adopted as of August 31, 2015. For comparison purposes, portfolio turnover rate would have been 108% using previous methodology.
38    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
28.4%	Mortgage-Backed Securities	368,321,656	377,822,388
23.9%	Corporate Bonds	318,303,255	317,668,916
39.3%	U.S. Government and Government Agencies	503,606,802	522,116,318
1.8%	Commercial Mortgage-Backed Securities	22,994,968	23,487,725
0.5%	Asset-Backed Obligations	6,629,889	6,702,445
4.5%	Foreign Government Securities	59,037,446	59,132,055
0.9%	Municipal Bonds	11,242,720	12,272,492
0.3%	Other Investment Companies	4,297,231	4,297,231
4.9%	Short-Term Investments	64,991,639	64,992,360
104.5%	Total Investments	1,359,425,606	1,388,491,930
(4.5%)	Other Assets and Liabilities, Net		(60,060,501)
100.0%	Net Assets		1,328,431,429

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 28.4% of net assets
TBA Securities 4.9%
Fannie Mae TBA
2.00%, 03/01/31 (b)(h)	1,000,000	1,006,289
2.50%, 03/01/31 (b)(h)	1,900,000	1,948,465
3.00%, 03/01/31 to 03/01/46 (b)(h)	7,500,000	7,795,350
3.50%, 03/01/31 to 03/01/46 (b)(h)	10,000,000	10,491,361
4.00%, 03/01/46 (b)(h)	1,000,000	1,067,148
4.50%, 03/01/46 (b)(h)	500,000	543,114
Freddie Mac TBA
2.00%, 03/01/31 (b)(h)	500,000	503,457
2.50%, 03/01/31 (b)(h)	3,000,000	3,076,699
3.00%, 03/01/31 to 03/01/46 (b)(h)	7,000,000	7,192,981
3.50%, 03/01/31 to 03/01/46 (b)(h)	12,000,000	12,565,272
4.00%, 03/01/46 (b)(h)	1,500,000	1,598,467
4.50%, 03/01/46 (b)(h)	500,000	542,109
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ginnie Mae TBA
2.50%, 03/01/46 (b)(h)	500,000	500,672
3.00%, 03/01/46 to 04/01/46 (b)(h)	5,000,000	5,169,589
3.50%, 03/01/46 to 04/01/46 (b)(h)	5,000,000	5,269,892
4.00%, 03/01/46 (b)(h)	3,500,000	3,737,823
4.50%, 03/01/46 (b)(h)	2,000,000	2,149,453
		65,158,141
U.S. Government Agency Mortgages 23.5%
Fannie Mae
5.50%, 06/01/16 to 06/01/38 (b)(i)	4,008,844	4,567,324
5.00%, 12/01/17 to 06/01/36 (b)(i)	2,014,297	2,218,650
4.50%, 05/01/18 to 01/01/44 (b)	8,755,057	9,523,730
6.50%, 06/01/18 to 11/01/37 (b)(i)	655,936	753,845
6.50%, 08/01/18 to 11/01/37 (b)	645,754	763,170
5.00%, 05/01/19 to 06/01/42 (b)	4,770,647	5,299,221
5.50%, 05/01/23 to 08/01/40 (b)	686,626	778,266
4.00%, 04/01/24 to 01/01/45 (b)	31,556,181	33,918,871
6.00%, 09/01/24 to 05/01/41 (b)	1,644,387	1,883,268
3.00%, 01/01/26 to 01/01/45 (b)	25,065,489	25,877,223
3.50%, 01/01/26 to 08/01/45 (b)	33,092,583	34,843,749
2.50%, 10/01/27 to 02/01/43 (b)	7,125,046	7,322,487
2.50%, 07/01/28 (b)(i)	1,693,269	1,745,210
2.00%, 08/01/28 to 09/01/28 (b)	149,211	151,564
4.50%, 03/01/29 to 04/01/43 (b)(i)	4,842,185	5,292,543
2.52%, 08/01/35 (a)(b)(i)	1,171,998	1,252,001
6.00%, 06/01/36 to 07/01/37 (b)(i)	1,445,296	1,658,691
7.00%, 04/01/37 (b)	102,424	120,895
3.00%, 02/01/43 to 07/01/43 (b)(i)	5,917,435	6,080,180
3.50%, 03/01/43 (b)(i)	3,285,982	3,451,499
Freddie Mac
4.50%, 06/01/18 to 09/01/43 (b)	6,582,042	7,199,193
6.00%, 11/01/18 to 10/01/38 (b)(i)	674,756	769,015
5.00%, 01/01/19 to 08/01/39 (b)(i)	1,941,373	2,153,866
4.50%, 08/01/20 to 08/01/41 (b)(i)	1,327,452	1,446,979
5.50%, 08/01/22 to 07/01/40 (b)	1,135,350	1,270,852
5.00%, 03/01/23 to 08/01/40 (b)	2,627,487	2,908,803
6.00%, 12/01/23 to 02/01/38 (b)	1,016,990	1,167,252
4.00%, 03/01/24 to 08/01/45 (b)	14,686,079	15,738,947
3.00%, 10/01/26 to 08/01/45 (b)	5,703,747	5,901,054
2.50%, 08/01/27 to 07/01/43 (b)	2,169,929	2,223,525
2.00%, 04/01/28 (b)	147,555	150,203
2.50%, 07/01/28 (b)(i)	2,548,039	2,624,018
3.00%, 09/01/28 to 06/01/43 (b)(i)	11,251,621	11,626,540
3.50%, 07/01/32 to 09/01/45 (b)	16,570,607	17,379,359
5.50%, 12/01/34 to 02/01/39 (b)(i)	1,852,090	2,091,857
6.50%, 10/01/36 to 09/01/39 (b)	165,810	193,514
2.11%, 05/01/37 (a)(b)(i)	700,534	738,693
4.00%, 01/01/41 (b)(i)	1,870,778	2,000,965
Ginnie Mae
4.00%, 06/20/20 to 09/20/45 (b)	14,074,464	15,094,560
4.50%, 05/15/24 to 10/20/44 (b)	8,765,627	9,555,572
3.00%, 02/15/26 to 08/20/45 (b)	11,361,631	11,819,026
3.50%, 02/15/26 to 12/20/45 (b)	28,412,916	30,087,847
5.50%, 04/20/26 to 12/20/45 (b)	1,464,779	1,654,820
2.50%, 03/20/27 to 02/15/43 (b)	888,408	917,582
2.00%, 07/20/28 (b)	37,406	37,781
5.00%, 08/15/28 to 07/20/44 (b)	5,721,558	6,376,386
6.00%, 07/20/34 to 08/15/38 (b)	780,243	895,107
6.50%, 10/20/37 (b)	221,026	263,983
5.50%, 03/15/40 (b)(i)	123,390	138,307
3.00%, 10/20/40 to 08/20/44 (a)(b)	766,388	794,198
2.50%, 07/20/42 (a)(b)	70,534	72,410

See financial notes    39

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 12/20/42 to 03/15/43 (b)(i)	4,833,995	5,027,000
3.50%, 04/20/43 to 01/20/44 (b)(i)	2,504,526	2,652,235
4.00%, 09/15/43 (b)(i)	2,036,823	2,190,411
		312,664,247
Total Mortgage-Backed Securities
(Cost $368,321,656)		377,822,388

Corporate Bonds 23.9% of net assets
Finance 7.5%
Banking 5.2%
Abbey National Treasury Services PLC
3.05%, 08/23/18	200,000	204,792
2.35%, 09/10/19	250,000	248,679
American Express Centurion Bank
6.00%, 09/13/17	250,000	266,260
American Express Co.
6.15%, 08/28/17	250,000	265,915
7.00%, 03/19/18 (i)	300,000	329,675
American Express Credit Corp.
1.13%, 06/05/17	250,000	249,006
2.25%, 08/15/19	250,000	250,696
Bank of America Corp.
6.88%, 04/25/18	450,000	491,745
5.65%, 05/01/18 (i)	400,000	427,231
2.65%, 04/01/19	750,000	754,295
5.88%, 01/05/21	500,000	564,808
5.00%, 05/13/21	900,000	984,124
Bank of America NA
5.30%, 03/15/17	3,500,000	3,619,420
2.05%, 12/07/18	500,000	500,405
6.00%, 10/15/36 (i)	1,250,000	1,481,952
BB&T Corp.
3.95%, 03/22/22 (b)(i)	1,000,000	1,054,804
BNP Paribas S.A.
5.00%, 01/15/21 (i)	250,000	278,030
3.25%, 03/03/23	250,000	255,013
BPCE S.A.
2.50%, 12/10/18	500,000	503,558
2.50%, 07/15/19	1,000,000	1,009,202
Branch Banking & Trust Co.
2.85%, 04/01/21 (b)	500,000	511,113
3.63%, 09/16/25 (b)	500,000	516,974
Capital One Bank USA NA
1.50%, 03/22/18 (b)	500,000	491,898
2.40%, 09/05/19 (b)	500,000	493,790
3.38%, 02/15/23	250,000	243,532
Citigroup, Inc.
1.55%, 08/14/17	1,250,000	1,243,755
2.40%, 02/18/20	1,300,000	1,289,565
2.65%, 10/26/20	1,000,000	998,114
4.45%, 09/29/27	350,000	345,108
5.88%, 01/30/42	500,000	569,658
4.65%, 07/30/45	500,000	503,545
Commonwealth Bank of Australia
2.25%, 03/13/19	1,000,000	1,007,047
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.50%, 01/19/21	250,000	250,805
3.38%, 05/21/25	750,000	756,667
5.25%, 08/04/45	500,000	512,421
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20 (c)	1,000,000	982,914
Credit Suisse USA, Inc.
1.38%, 05/26/17	500,000	496,624
5.40%, 01/14/20	250,000	263,979
Fifth Third Bancorp
8.25%, 03/01/38	200,000	283,269
First Tennessee Bank NA
2.95%, 12/01/19 (b)	250,000	249,089
HSBC Bank USA
5.88%, 11/01/34 (i)	500,000	549,851
HSBC Holdings PLC
4.00%, 03/30/22	500,000	520,441
7.63%, 05/17/32	150,000	180,003
6.50%, 09/15/37	500,000	558,248
JPMorgan Chase & Co.
6.00%, 01/15/18	1,000,000	1,073,020
2.25%, 01/23/20 (b)	300,000	299,279
4.25%, 10/15/20 (i)	1,500,000	1,602,703
2.55%, 10/29/20 (b)	500,000	501,423
4.50%, 01/24/22	1,500,000	1,628,071
3.25%, 09/23/22	1,000,000	1,016,839
3.20%, 01/25/23	150,000	152,109
3.13%, 01/23/25 (b)	250,000	249,354
5.50%, 10/15/40	100,000	116,268
JPMorgan Chase Bank NA
6.00%, 10/01/17	500,000	530,504
KeyBank NA
2.25%, 03/16/20	300,000	298,060
Lloyds Bank PLC
4.20%, 03/28/17	500,000	514,385
2.30%, 11/27/18	300,000	301,160
6.38%, 01/21/21	500,000	587,971
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	245,625
Morgan Stanley
7.30%, 05/13/19	250,000	285,977
5.63%, 09/23/19	1,250,000	1,372,852
4.00%, 07/23/25	2,000,000	2,067,232
5.00%, 11/24/25	250,000	263,475
6.25%, 08/09/26	750,000	886,465
7.25%, 04/01/32	500,000	657,018
4.30%, 01/27/45	500,000	478,579
National City Bank
5.80%, 06/07/17	500,000	522,351
National City Corp.
6.88%, 05/15/19	100,000	112,053
Rabobank Nederland
4.63%, 12/01/23	100,000	102,154
4.38%, 08/04/25	250,000	251,792
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	495,832
Royal Bank of Canada
1.25%, 06/16/17	250,000	249,937
2.20%, 07/27/18	500,000	505,699
2.15%, 03/15/19	1,000,000	1,007,190
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	500,000	498,532
State Street Corp.
1.35%, 05/15/18	250,000	248,492
Sumitomo Mitsui Banking Corp.
2.05%, 01/18/19	250,000	249,962
2.45%, 01/16/20	250,000	250,264
3.40%, 07/11/24	300,000	312,151

40    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
SunTrust Banks, Inc.
2.35%, 11/01/18 (b)	250,000	250,771
Svenska Handelsbanken AB
2.88%, 04/04/17	350,000	355,916
2.40%, 10/01/20	500,000	501,858
Synchrony Financial
4.50%, 07/23/25 (b)	1,000,000	1,014,030
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	505,107
2.45%, 11/27/20 (b)	500,000	502,248
The Bank of Nova Scotia
4.38%, 01/13/21	500,000	543,659
The Bear Stearns Cos. LLC
6.40%, 10/02/17	500,000	534,231
7.25%, 02/01/18	200,000	219,246
The Goldman Sachs Group, Inc.
6.15%, 04/01/18	500,000	539,185
7.50%, 02/15/19	1,000,000	1,138,853
2.75%, 09/15/20 (b)	2,750,000	2,746,799
5.75%, 01/24/22	750,000	853,150
3.63%, 01/22/23	500,000	509,196
3.85%, 07/08/24 (b)	1,000,000	1,024,039
5.95%, 01/15/27	450,000	500,086
6.75%, 10/01/37	300,000	343,907
The Toronto-Dominion Bank
1.40%, 04/30/18	500,000	497,253
2.13%, 07/02/19	500,000	504,198
2.50%, 12/14/20	500,000	506,120
UBS AG
1.80%, 03/26/18	1,000,000	1,001,317
4.88%, 08/04/20	500,000	552,812
US Bank NA
2.13%, 10/28/19 (b)	1,000,000	1,012,145
Wachovia Corp.
5.50%, 08/01/35	500,000	548,911
Wells Fargo & Co.
5.63%, 12/11/17 (i)	700,000	748,434
2.60%, 07/22/20	150,000	151,786
3.45%, 02/13/23	800,000	811,248
3.30%, 09/09/24	1,000,000	1,020,684
5.38%, 02/07/35	500,000	574,542
3.90%, 05/01/45	500,000	484,684
Westpac Banking Corp.
2.60%, 11/23/20	1,000,000	1,010,298
		68,999,511
Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19 (i)	300,000	333,705
3.50%, 03/18/24	1,000,000	1,048,513
Invesco Finance PLC
3.75%, 01/15/26	350,000	362,425
Jefferies Group LLC
5.13%, 04/13/18	250,000	258,223
5.13%, 01/20/23	100,000	98,916
6.45%, 06/08/27	75,000	73,948
Nomura Holdings, Inc.
6.70%, 03/04/20	200,000	229,800
		2,405,530
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Finance Company 0.3%
Air Lease Corp.
3.38%, 01/15/19 (b)	500,000	491,250
GATX Corp.
5.20%, 03/15/44 (b)	500,000	502,323
GE Capital International Funding Co.
4.42%, 11/15/35 (c)	500,000	523,160
International Lease Finance Corp.
7.13%, 09/01/18 (c)	1,000,000	1,090,000
Morgan Stanley
6.63%, 04/01/18	200,000	217,716
Synchrony Financial
3.75%, 08/15/21 (b)	1,000,000	1,006,699
		3,831,148
Insurance 1.2%
ACE INA Holdings, Inc.
5.80%, 03/15/18	250,000	270,760
2.70%, 03/13/23	500,000	495,142
Aetna, Inc.
3.95%, 09/01/20 (i)	250,000	264,233
Aflac, Inc.
3.63%, 06/15/23	250,000	260,180
American International Group, Inc.
3.88%, 01/15/35 (b)	400,000	339,221
6.25%, 05/01/36	250,000	275,471
4.50%, 07/16/44 (b)	500,000	439,322
Anthem, Inc.
2.25%, 08/15/19	300,000	298,408
3.30%, 01/15/23	500,000	492,731
3.50%, 08/15/24 (b)	250,000	247,966
Assurant, Inc.
6.75%, 02/15/34	200,000	235,585
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	1,000,000	1,090,264
4.25%, 01/15/21 (i)	500,000	551,185
Cigna Corp.
5.38%, 02/15/42 (b)	150,000	165,605
CNA Financial Corp.
7.35%, 11/15/19	325,000	373,498
Lincoln National Corp.
4.00%, 09/01/23	200,000	202,147
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	109,994
MetLife, Inc.
6.82%, 08/15/18	450,000	501,543
4.88%, 11/13/43	250,000	256,703
4.05%, 03/01/45	250,000	226,453
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	344,129
Prudential Financial, Inc.
4.50%, 11/16/21	750,000	815,724
5.63%, 06/15/43 (a)(b)	250,000	247,313
The Allstate Corp.
4.50%, 06/15/43	200,000	214,547
The Chubb Corp.
6.00%, 05/11/37	100,000	126,206
The Hartford Financial Services Group, Inc.
6.00%, 01/15/19	100,000	109,986
5.13%, 04/15/22	1,500,000	1,663,053
6.10%, 10/01/41	500,000	588,439
4.30%, 04/15/43	500,000	459,999

See financial notes    41

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	338,773
6.75%, 06/20/36	150,000	201,536
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	100,127
2.75%, 02/15/23 (b)	150,000	150,944
3.75%, 07/15/25	500,000	532,583
5.80%, 03/15/36	600,000	723,021
4.75%, 07/15/45	250,000	274,046
Voya Financial, Inc.
2.90%, 02/15/18	200,000	201,873
5.50%, 07/15/22	1,000,000	1,110,718
XLIT Ltd.
5.25%, 12/15/43	500,000	521,741
		15,821,169
Real Estate Investment Trust 0.6%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	167,319
3.80%, 02/01/24 (b)	150,000	154,596
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	250,000	248,663
DDR Corp.
3.63%, 02/01/25 (b)	500,000	476,444
Digital Realty Trust LP
5.88%, 02/01/20	250,000	278,220
Duke Realty LP
4.38%, 06/15/22 (b)	400,000	421,839
3.75%, 12/01/24 (b)	100,000	99,740
ERP Operating LP
4.63%, 12/15/21 (b)	299,000	330,840
3.38%, 06/01/25 (b)	250,000	254,777
Essex Portfolio LP
3.50%, 04/01/25 (b)	500,000	495,914
Federal Realty Investment Trust
2.55%, 01/15/21 (b)	500,000	509,127
4.50%, 12/01/44 (b)	150,000	153,719
HCP, Inc.
6.70%, 01/30/18	400,000	430,812
3.40%, 02/01/25 (b)	200,000	178,902
Host Hotels & Resorts LP
4.00%, 06/15/25 (b)	500,000	483,196
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	202,252
4.25%, 08/15/29 (b)	300,000	304,142
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	259,150
3.40%, 11/01/22 (b)	150,000	151,887
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (b)	650,000	665,516
ProLogis LP
2.75%, 02/15/19 (b)	150,000	152,632
4.25%, 08/15/23 (b)	200,000	212,922
Regency Centers LP
4.80%, 04/15/21	150,000	162,564
Simon Property Group LP
2.75%, 02/01/23 (b)	500,000	496,899
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	107,753
4.25%, 03/01/22 (b)	350,000	366,304
Welltower, Inc.
4.13%, 04/01/19 (b)	200,000	209,072
Security Rate, Maturity Date	Face Amount ($)	Value ($)
WP Carey, Inc.
4.00%, 02/01/25 (b)	250,000	236,687
		8,211,888
		99,269,246
Industrial 14.6%
Basic Industry 0.9%
Agrium, Inc.
6.75%, 01/15/19	250,000	276,460
3.15%, 10/01/22 (b)	300,000	284,317
3.38%, 03/15/25 (b)	500,000	460,441
6.13%, 01/15/41 (b)	300,000	295,758
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	349,250
3.05%, 08/01/20 (b)	150,000	152,780
3.65%, 07/15/24 (b)	300,000	304,963
Albemarle Corp.
4.50%, 12/15/20 (b)	250,000	257,164
Barrick Gold Corp.
6.95%, 04/01/19	109,000	116,956
Barrick North America Finance LLC
4.40%, 05/30/21	500,000	490,853
5.75%, 05/01/43	500,000	413,086
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	750,000	733,949
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21 (i)	700,000	700,899
4.13%, 02/24/42 (i)	250,000	211,943
Eastman Chemical Co.
3.60%, 08/15/22 (b)	100,000	99,500
3.80%, 03/15/25 (b)	250,000	242,271
Ecolab, Inc.
2.25%, 01/12/20	100,000	100,374
Georgia-Pacific LLC
7.25%, 06/01/28	200,000	254,813
International Paper Co.
7.30%, 11/15/39	300,000	327,497
4.80%, 06/15/44 (b)	200,000	172,006
Lubrizol Corp.
8.88%, 02/01/19	200,000	238,845
LYB International Finance BV
5.25%, 07/15/43	500,000	466,668
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	500,000	527,878
6.00%, 11/15/21 (b)	500,000	556,403
Monsanto Co.
4.20%, 07/15/34 (b)	250,000	224,612
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	193,342
Packaging Corp. of America
3.90%, 06/15/22 (b)	100,000	102,745
4.50%, 11/01/23 (b)	300,000	311,031
3.65%, 09/15/24 (b)	250,000	246,163
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	249,487
7.13%, 07/15/28	200,000	227,977
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	250,000	243,867
4.75%, 03/22/42 (b)	500,000	448,300
Rock-Tenn Co.
4.45%, 03/01/19	250,000	261,310

42    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Dow Chemical Co.
4.25%, 11/15/20 (b)	372,000	397,598
7.38%, 11/01/29	325,000	412,533
4.25%, 10/01/34 (b)	150,000	137,538
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	156,625
Vale Overseas Ltd.
4.38%, 01/11/22 (g)	375,000	290,625
Vale S.A.
5.63%, 09/11/42	250,000	153,750
		12,092,577
Capital Goods 1.2%
Caterpillar Financial Services Corp.
1.25%, 11/06/17	700,000	698,854
7.15%, 02/15/19	500,000	573,963
Deere & Co.
5.38%, 10/16/29	550,000	651,734
Eaton Corp.
1.50%, 11/02/17	200,000	199,188
2.75%, 11/02/22	1,250,000	1,229,131
4.00%, 11/02/32	150,000	147,616
General Electric Capital Corp.
3.45%, 05/15/24 (b)	500,000	534,285
5.88%, 01/14/38	500,000	630,085
General Electric Co.
5.25%, 12/06/17	500,000	535,629
2.70%, 10/09/22	500,000	517,513
3.38%, 03/11/24	150,000	160,820
4.13%, 10/09/42	250,000	253,306
4.50%, 03/11/44	250,000	268,463
Honeywell International, Inc.
5.00%, 02/15/19	150,000	165,800
5.38%, 03/01/41	250,000	302,116
John Deere Capital Corp.
1.55%, 12/15/17	500,000	502,684
1.70%, 01/15/20	150,000	148,931
L-3 Communications Corp.
4.95%, 02/15/21 (b)	250,000	260,886
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	247,441
5.50%, 11/15/39	100,000	116,537
Northrop Grumman Corp.
1.75%, 06/01/18	350,000	349,600
3.25%, 08/01/23	500,000	515,756
4.75%, 06/01/43	500,000	539,982
Owens Corning
4.20%, 12/15/22 (b)	500,000	503,191
Textron, Inc.
7.25%, 10/01/19	500,000	574,171
5.95%, 09/21/21 (b)	750,000	839,209
The Boeing Co.
4.88%, 02/15/20	500,000	556,584
2.60%, 10/30/25 (b)	250,000	247,580
6.88%, 03/15/39 (i)	100,000	140,644
3.50%, 03/01/45 (b)	750,000	719,839
Tyco International Finance S.A.
5.13%, 09/14/45 (b)	500,000	521,859
United Technologies Corp.
1.80%, 06/01/17	250,000	252,073
6.13%, 02/01/19	500,000	560,504
3.10%, 06/01/22	750,000	779,570
4.50%, 06/01/42	700,000	723,736
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Waste Management, Inc.
4.10%, 03/01/45 (b)	500,000	491,902
		16,461,182
Communications 2.4%
21st Century Fox America, Inc.
6.90%, 03/01/19	500,000	567,975
6.40%, 12/15/35	250,000	283,931
6.15%, 03/01/37	450,000	479,048
America Movil, S.A.B. de CV
5.00%, 10/16/19 (i)	200,000	218,338
6.13%, 03/30/40	500,000	556,482
4.38%, 07/16/42	300,000	279,006
American Tower Corp.
3.40%, 02/15/19	500,000	508,775
5.00%, 02/15/24	500,000	533,681
AT&T, Inc.
2.45%, 06/23/20 (b)	200,000	198,945
3.00%, 02/15/22 (i)	350,000	349,026
3.00%, 06/23/22 (b)	500,000	496,213
3.40%, 05/15/25 (b)	350,000	344,482
6.15%, 09/15/34	300,000	323,227
5.35%, 09/01/40	250,000	244,182
5.55%, 08/15/41	100,000	98,558
CBS Corp.
5.75%, 04/15/20 (i)	275,000	306,957
3.50%, 01/15/25 (b)	500,000	485,771
4.90%, 08/15/44 (b)	100,000	91,092
4.60%, 01/15/45 (b)	500,000	438,216
CCO Safari II LLC
3.58%, 07/23/20 (b)(c)	500,000	501,392
4.46%, 07/23/22 (b)(c)	250,000	254,118
4.91%, 07/23/25 (b)(c)	500,000	513,703
6.38%, 10/23/35 (b)(c)	250,000	261,704
Comcast Corp.
5.70%, 07/01/19	200,000	224,770
6.50%, 11/15/35	175,000	220,723
4.60%, 08/15/45 (b)	1,000,000	1,059,107
Crown Castle International Corp.
4.45%, 02/15/26 (b)	300,000	304,934
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	450,508
DIRECTV Holdings LLC
2.40%, 03/15/17	500,000	505,028
5.20%, 03/15/20	500,000	547,804
5.00%, 03/01/21	250,000	274,737
3.80%, 03/15/22	500,000	514,411
4.45%, 04/01/24 (b)	150,000	158,045
3.95%, 01/15/25 (b)	250,000	254,568
6.00%, 08/15/40 (b)	500,000	520,293
5.15%, 03/15/42	350,000	325,731
Grupo Televisa S.A.B.
6.00%, 05/15/18	250,000	269,033
6.13%, 01/31/46 (b)	250,000	245,210
Historic TW, Inc.
6.88%, 06/15/18	500,000	554,024
NBCUniversal Media LLC
5.15%, 04/30/20	500,000	563,101
4.38%, 04/01/21	500,000	552,146
2.88%, 01/15/23	250,000	254,905
5.95%, 04/01/41	150,000	182,088
4.45%, 01/15/43	250,000	250,498

See financial notes    43

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Omnicom Group, Inc.
4.45%, 08/15/20	500,000	524,003
3.65%, 11/01/24 (b)	250,000	251,419
Orange S.A.
2.75%, 02/06/19	150,000	153,329
9.00%, 03/01/31 (a)	200,000	280,689
5.38%, 01/13/42	100,000	108,002
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	915,132
Qwest Corp.
6.75%, 12/01/21	300,000	320,250
Rogers Communications, Inc.
5.00%, 03/15/44 (b)	500,000	514,028
TCI Communication, Inc.
7.13%, 02/15/28	350,000	462,995
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	100,000	107,215
5.46%, 02/16/21	500,000	548,703
7.05%, 06/20/36	100,000	119,092
The Walt Disney Co.
3.15%, 09/17/25	750,000	795,192
4.13%, 12/01/41	100,000	102,763
Time Warner, Inc.
2.10%, 06/01/19	300,000	297,589
4.88%, 03/15/20	400,000	431,745
3.55%, 06/01/24 (b)	250,000	246,491
Verizon Communications, Inc.
3.65%, 09/14/18	350,000	367,117
4.50%, 09/15/20	1,000,000	1,088,540
3.00%, 11/01/21 (b)	200,000	203,398
5.15%, 09/15/23	700,000	793,724
4.15%, 03/15/24 (b)	500,000	533,286
3.50%, 11/01/24 (b)	200,000	204,601
7.75%, 12/01/30	250,000	333,186
6.40%, 09/15/33	500,000	584,229
4.40%, 11/01/34 (b)	1,500,000	1,413,442
5.85%, 09/15/35	650,000	710,365
4.27%, 01/15/36	500,000	463,166
4.75%, 11/12/41	1,000,000	958,417
6.55%, 09/15/43	500,000	611,779
Viacom, Inc.
4.25%, 09/01/23 (b)	150,000	146,802
Vodafone Group PLC
2.95%, 02/19/23	1,000,000	960,211
WPP Finance 2010
3.75%, 09/19/24	250,000	249,772
		32,367,158
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	1,000,000	994,396
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	200,827
3.80%, 12/05/24 (b)	250,000	268,763
4.95%, 12/05/44 (b)	500,000	555,103
American Honda Finance Corp.
0.95%, 05/05/17	250,000	249,208
AutoZone, Inc.
4.00%, 11/15/20 (b)	500,000	529,387
Costco Wholesale Corp.
1.70%, 12/15/19	500,000	504,104
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CVS Health Corp.
2.25%, 08/12/19 (b)	250,000	252,398
4.75%, 05/18/20 (b)	350,000	382,445
2.75%, 12/01/22 (b)	1,000,000	997,344
3.38%, 08/12/24 (b)	250,000	259,337
eBay, Inc.
2.60%, 07/15/22 (b)	300,000	280,565
Ford Motor Co.
7.45%, 07/16/31	600,000	736,790
Ford Motor Credit Co., LLC
6.63%, 08/15/17	750,000	795,391
2.15%, 01/09/18	500,000	497,637
5.00%, 05/15/18	350,000	366,344
General Motors Co.
3.50%, 10/02/18	250,000	251,125
4.88%, 10/02/23	750,000	756,106
6.25%, 10/02/43	250,000	245,395
Johnson Controls, Inc.
3.63%, 07/02/24 (b)	300,000	300,122
4.63%, 07/02/44 (b)	300,000	276,424
Lowe's Cos., Inc.
3.12%, 04/15/22 (b)	150,000	156,642
3.38%, 09/15/25 (b)	1,000,000	1,050,904
4.65%, 04/15/42 (b)	100,000	108,207
Macy's Retail Holdings, Inc.
6.90%, 04/01/29	200,000	211,212
5.13%, 01/15/42 (b)	250,000	199,959
Marriott International, Inc.
3.00%, 03/01/19 (b)	200,000	204,057
3.13%, 10/15/21 (b)	200,000	201,774
McDonald's Corp.
3.70%, 01/30/26 (b)	500,000	521,623
4.88%, 12/09/45 (b)	250,000	264,920
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	201,264
3.63%, 05/01/43 (b)	100,000	97,043
Nordstrom, Inc.
6.25%, 01/15/18	100,000	107,750
QVC, Inc.
5.45%, 08/15/34 (b)	300,000	251,363
Starbucks Corp.
3.85%, 10/01/23 (b)	300,000	329,232
Starwood Hotels & Resorts Worldwide, Inc.
3.75%, 03/15/25 (b)	500,000	505,095
Target Corp.
2.30%, 06/26/19	500,000	513,791
3.50%, 07/01/24	400,000	429,238
The Gap, Inc.
5.95%, 04/12/21 (b)	100,000	104,192
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	164,078
5.88%, 12/16/36	500,000	625,072
4.20%, 04/01/43 (b)	500,000	519,384
4.88%, 02/15/44 (b)	150,000	168,817
Toyota Motor Credit Corp.
1.55%, 07/13/18	1,000,000	1,000,533
3.40%, 09/15/21	1,100,000	1,161,566
VF Corp.
6.45%, 11/01/37	50,000	65,379
Visa, Inc.
1.20%, 12/14/17	500,000	501,868
4.15%, 12/14/35 (b)	500,000	531,776
4.30%, 12/14/45 (b)	250,000	269,163

44    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	327,386
3.25%, 10/25/20	500,000	533,482
5.88%, 04/05/27	275,000	349,250
5.25%, 09/01/35	300,000	354,046
6.50%, 08/15/37	150,000	198,293
4.00%, 04/11/43 (b)	500,000	502,135
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19 (b)	500,000	503,121
3.80%, 11/18/24 (b)	500,000	502,233
Wyndham Worldwide Corp.
5.63%, 03/01/21	250,000	271,911
		23,706,970
Consumer Non-Cyclical 3.7%
AbbVie, Inc.
1.75%, 11/06/17	500,000	499,812
2.00%, 11/06/18	1,500,000	1,498,620
3.20%, 11/06/22 (b)	200,000	201,956
4.40%, 11/06/42	300,000	288,553
Actavis Funding SCS
3.80%, 03/15/25 (b)	1,000,000	1,031,362
4.75%, 03/15/45 (b)	500,000	513,360
Altria Group, Inc.
4.75%, 05/05/21	750,000	831,151
5.38%, 01/31/44	250,000	283,358
Amgen, Inc.
5.70%, 02/01/19 (i)	500,000	553,808
3.63%, 05/15/22 (b)	150,000	155,582
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/19	1,400,000	1,413,762
2.15%, 02/01/19	300,000	304,654
2.65%, 02/01/21 (b)	250,000	254,420
3.70%, 02/01/24	300,000	317,822
4.70%, 02/01/36 (b)	500,000	525,184
4.90%, 02/01/46 (b)	650,000	698,209
Anheuser-Busch InBev Worldwide, Inc.
1.38%, 07/15/17	350,000	350,880
5.00%, 04/15/20	450,000	497,772
4.38%, 02/15/21 (i)	150,000	165,017
AstraZeneca PLC
2.38%, 11/16/20	250,000	251,406
6.45%, 09/15/37	500,000	638,068
Baxalta, Inc.
2.00%, 06/22/18 (c)	250,000	245,328
3.36%, 06/23/22 (b)(c)	500,000	496,438
4.00%, 06/23/25 (b)(c)	500,000	494,264
5.25%, 06/23/45 (b)(c)	500,000	479,620
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150,000	136,454
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	115,845
Cardinal Health, Inc.
1.95%, 06/15/18	250,000	250,221
3.20%, 03/15/23	250,000	254,112
3.75%, 09/15/25 (b)	500,000	521,118
4.60%, 03/15/43	250,000	247,732
4.90%, 09/15/45 (b)	500,000	523,882
Celgene Corp.
2.88%, 08/17/20	1,000,000	1,012,766
3.55%, 08/15/22	1,000,000	1,024,544
3.63%, 05/15/24 (b)	1,000,000	1,007,649
4.63%, 05/15/44 (b)	250,000	239,426
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Covidien International Finance S.A.
6.00%, 10/15/17	400,000	428,148
Delhaize Group S.A.
5.70%, 10/01/40	500,000	529,656
Diageo Capital PLC
1.13%, 04/29/18	100,000	99,203
5.88%, 09/30/36	150,000	184,844
Dr Pepper Snapple Group, Inc.
3.20%, 11/15/21 (b)	750,000	772,929
Eli Lilly & Co.
3.70%, 03/01/45 (b)	500,000	497,622
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	497,120
4.75%, 11/15/21	450,000	482,416
General Mills, Inc.
5.65%, 02/15/19	500,000	553,073
5.40%, 06/15/40	500,000	581,770
Gilead Sciences, Inc.
4.40%, 12/01/21 (b)	1,000,000	1,098,772
3.50%, 02/01/25 (b)	500,000	522,698
5.65%, 12/01/41 (b)	1,000,000	1,162,572
4.78%, 03/01/46 (b)	250,000	264,252
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	514,747
Hasbro, Inc.
6.30%, 09/15/17	100,000	106,762
Johnson & Johnson
4.38%, 12/05/33 (b)	100,000	112,037
4.85%, 05/15/41	200,000	238,419
Kellogg Co.
7.45%, 04/01/31	250,000	321,380
Kimberly-Clark Corp.
6.13%, 08/01/17	500,000	535,795
7.50%, 11/01/18	325,000	374,043
5.30%, 03/01/41	200,000	239,885
Koninklijke Philips N.V.
5.00%, 03/15/42	300,000	296,613
Kraft Foods Group, Inc.
5.38%, 02/10/20	392,000	434,140
3.50%, 06/06/22	1,000,000	1,032,985
Kraft Heinz Foods Co.
5.20%, 07/15/45 (b)	500,000	540,367
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	100,783
6.88%, 05/01/20	100,000	117,000
McKesson Corp.
2.28%, 03/15/19	650,000	652,777
3.80%, 03/15/24 (b)	500,000	514,838
Medtronic, Inc.
1.50%, 03/15/18	750,000	752,008
3.13%, 03/15/22 (b)	750,000	768,672
4.63%, 03/15/45	250,000	266,755
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	758,454
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	222,718
Molson Coors Brewing Co.
3.50%, 05/01/22	100,000	102,756
Mondelez International, Inc.
2.25%, 02/01/19 (b)	200,000	200,911
6.50%, 11/01/31	500,000	629,912
Mylan, Inc.
4.20%, 11/29/23 (b)	350,000	347,446
5.40%, 11/29/43 (b)	200,000	177,484

See financial notes    45

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Newell Rubbermaid, Inc.
2.05%, 12/01/17	150,000	147,886
4.70%, 08/15/20	200,000	206,931
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	204,528
4.50%, 01/15/20	250,000	275,887
4.88%, 11/01/40	500,000	557,960
Perrigo Finance PLC
3.90%, 12/15/24 (b)	500,000	488,499
Pfizer, Inc.
6.20%, 03/15/19	500,000	565,091
7.20%, 03/15/39	250,000	348,870
4.40%, 05/15/44	500,000	530,893
Philip Morris International, Inc.
2.90%, 11/15/21	650,000	676,388
3.25%, 11/10/24	500,000	522,554
3.38%, 08/11/25 (b)	500,000	530,981
Quest Diagnostics, Inc.
4.70%, 04/01/21	750,000	801,499
Reynolds American, Inc.
4.45%, 06/12/25 (b)	200,000	217,580
5.85%, 08/15/45 (b)	500,000	588,997
Sanofi
1.25%, 04/10/18	250,000	250,397
Teva Pharmaceutical Finance Co., LLC
6.15%, 02/01/36	13,000	14,277
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	91,000	93,811
The Coca-Cola Co.
3.15%, 11/15/20 (i)	1,200,000	1,278,961
2.88%, 10/27/25	500,000	513,328
The JM Smucker Co.
3.50%, 03/15/25	750,000	775,570
The Kroger Co.
2.00%, 01/15/19	400,000	403,156
3.85%, 08/01/23 (b)	100,000	107,050
5.40%, 07/15/40 (b)	50,000	56,383
The Procter & Gamble Co.
4.70%, 02/15/19	400,000	441,040
Thermo Fisher Scientific, Inc.
2.40%, 02/01/19	250,000	251,069
4.15%, 02/01/24 (b)	300,000	313,718
5.30%, 02/01/44 (b)	300,000	324,263
Unilever Capital Corp.
4.25%, 02/10/21	700,000	776,555
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	500,000	498,070
5.75%, 11/30/39	400,000	446,678
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	87,941
		49,655,728
Energy 2.3%
Anadarko Petroleum Corp.
6.38%, 09/15/17	250,000	253,846
6.45%, 09/15/36 (i)	100,000	83,230
Apache Corp.
3.25%, 04/15/22 (b)	250,000	218,256
6.00%, 01/15/37	500,000	415,351
5.10%, 09/01/40 (b)	250,000	183,863
Baker Hughes, Inc.
7.50%, 11/15/18 (i)	100,000	110,324
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BP Capital Markets PLC
1.85%, 05/05/17 (i)	200,000	200,083
2.24%, 05/10/19	500,000	495,906
2.32%, 02/13/20	250,000	244,336
4.50%, 10/01/20	500,000	528,731
Buckeye Partners LP
4.35%, 10/15/24 (b)	200,000	165,637
Cameron International Corp.
4.00%, 12/15/23 (b)	500,000	496,181
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	250,384
3.90%, 02/01/25 (b)	500,000	388,584
5.85%, 02/01/35	250,000	172,439
6.25%, 03/15/38	200,000	147,335
Chevron Corp.
1.35%, 11/15/17	1,000,000	998,027
4.95%, 03/03/19	500,000	541,549
Cimarex Energy Co.
5.88%, 05/01/22 (b)	500,000	483,499
4.38%, 06/01/24 (b)	500,000	467,395
Devon Energy Corp.
2.25%, 12/15/18 (b)	300,000	262,083
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)	400,000	393,511
El Paso Pipeline Partners Operating Co., LLC
4.30%, 05/01/24 (b)	450,000	397,649
4.70%, 11/01/42 (b)	100,000	70,315
Enbridge Energy Partners LP
4.20%, 09/15/21 (b)	1,000,000	885,830
5.50%, 09/15/40 (b)	500,000	377,982
Energy Transfer Partners LP
4.65%, 06/01/21 (b)	1,000,000	865,953
5.20%, 02/01/22 (b)	1,000,000	866,025
4.90%, 03/15/35 (b)	250,000	181,963
6.13%, 12/15/45 (b)	500,000	412,412
EnLink Midstream Partners LP
4.40%, 04/01/24 (b)	350,000	247,320
5.05%, 04/01/45 (b)	650,000	388,197
Ensco PLC
4.70%, 03/15/21	350,000	188,027
4.50%, 10/01/24 (b)	150,000	75,353
Enterprise Products Operating LLC
2.55%, 10/15/19 (b)	600,000	581,116
3.90%, 02/15/24 (b)	100,000	94,787
3.75%, 02/15/25 (b)	500,000	474,995
6.65%, 10/15/34	250,000	256,816
EOG Resources, Inc.
5.63%, 06/01/19	500,000	527,690
4.15%, 01/15/26 (b)	250,000	247,061
3.90%, 04/01/35 (b)	500,000	424,584
Exxon Mobil Corp.
3.57%, 03/06/45 (b)	500,000	466,134
4.11%, 03/01/46 (b)	500,000	500,000
Halliburton Co.
3.80%, 11/15/25 (b)	500,000	474,069
5.00%, 11/15/45 (b)	500,000	445,425
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (b)	500,000	484,526
Husky Energy, Inc.
7.25%, 12/15/19	163,000	162,853
4.00%, 04/15/24 (b)	1,000,000	851,896
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	237,309

46    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	411,619
6.95%, 01/15/38	500,000	452,512
5.00%, 08/15/42 (b)	200,000	153,052
5.40%, 09/01/44 (b)	100,000	78,516
Kinder Morgan, Inc.
7.25%, 06/01/18	250,000	255,475
4.30%, 06/01/25 (b)	250,000	226,478
5.55%, 06/01/45 (b)	200,000	166,572
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	192,403
Marathon Oil Corp.
2.80%, 11/01/22 (b)	200,000	131,265
Marathon Petroleum Corp.
3.63%, 09/15/24 (b)	250,000	204,214
6.50%, 03/01/41 (b)	250,000	196,721
MPLX LP
4.00%, 02/15/25 (b)	250,000	189,914
Nexen Energy ULC
6.20%, 07/30/19	125,000	139,036
5.88%, 03/10/35	300,000	328,530
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	330,370
Phillips 66
2.95%, 05/01/17	500,000	506,406
5.88%, 05/01/42	150,000	144,015
Phillips 66 Partners LP
3.61%, 02/15/25 (b)	500,000	426,803
4.68%, 02/15/45 (b)	100,000	73,034
Pioneer Natural Resources Co.
7.50%, 01/15/20	1,000,000	1,064,851
Pride International, Inc.
7.88%, 08/15/40	250,000	125,746
Shell International Finance BV
5.20%, 03/22/17	500,000	518,772
3.63%, 08/21/42	500,000	418,776
4.38%, 05/11/45	500,000	464,810
Southern Natural Gas Co., LLC
5.90%, 04/01/17 (c)(i)	150,000	151,757
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	295,540
Suncor Energy, Inc.
6.10%, 06/01/18	500,000	516,209
3.60%, 12/01/24 (b)	700,000	632,981
5.95%, 12/01/34	250,000	223,165
6.50%, 06/15/38	500,000	457,043
Total Capital International S.A.
2.13%, 01/10/19	250,000	249,390
2.88%, 02/17/22	500,000	492,897
TransCanada PipeLines Ltd.
6.20%, 10/15/37	150,000	150,527
Valero Energy Corp.
4.90%, 03/15/45	250,000	201,265
Western Gas Partners LP
3.95%, 06/01/25 (b)	500,000	365,013
Williams Partners LP
3.60%, 03/15/22 (b)	100,000	78,623
XTO Energy, Inc.
6.75%, 08/01/37 (i)	100,000	141,055
		29,842,192
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Other Industrial 0.2%
Howard Hughes Medical Institute
3.50%, 09/01/23	500,000	538,032
Princeton University
4.95%, 03/01/19	418,000	463,830
Thomas & Betts Corp.
5.63%, 11/15/21	1,000,000	1,148,132
		2,149,994
Technology 1.6%
Analog Devices, Inc.
3.90%, 12/15/25 (b)	250,000	263,496
5.30%, 12/15/45 (b)	500,000	526,600
Apple, Inc.
1.00%, 05/03/18	1,000,000	997,693
2.85%, 05/06/21	500,000	521,215
2.40%, 05/03/23	500,000	495,964
3.85%, 05/03/43	500,000	466,061
Applied Materials, Inc.
2.63%, 10/01/20 (b)	500,000	510,668
Cisco Systems, Inc.
4.45%, 01/15/20 (i)	250,000	274,906
3.50%, 06/15/25	750,000	791,014
Electronic Arts, Inc.
3.70%, 03/01/21 (b)	200,000	202,719
Fidelity National Information Services, Inc.
2.85%, 10/15/18	500,000	504,589
5.00%, 10/15/25 (b)	500,000	520,486
Fiserv, Inc.
2.70%, 06/01/20 (b)	250,000	252,162
Google, Inc.
3.38%, 02/25/24	300,000	325,365
Harris Corp.
6.15%, 12/15/40	150,000	173,367
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (b)(c)	250,000	237,707
6.35%, 10/15/45 (b)(c)	750,000	641,521
Ingram Micro, Inc.
5.00%, 08/10/22 (b)	250,000	253,511
4.95%, 12/15/24 (b)	150,000	146,801
Intel Corp.
3.30%, 10/01/21	400,000	423,936
4.80%, 10/01/41	150,000	160,533
International Business Machines Corp.
5.70%, 09/14/17	400,000	427,657
7.63%, 10/15/18 (i)	700,000	806,839
4.00%, 06/20/42	750,000	718,812
KLA-Tencor Corp.
4.65%, 11/01/24 (b)	350,000	344,759
Lam Research Corp.
2.75%, 03/15/20 (b)	250,000	243,052
3.80%, 03/15/25 (b)	500,000	487,477
Microsoft Corp.
1.30%, 11/03/18	1,000,000	1,004,689
5.30%, 02/08/41	1,000,000	1,165,342
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	431,396
NetApp, Inc.
2.00%, 12/15/17	1,000,000	999,160
3.38%, 06/15/21 (b)	350,000	347,618

See financial notes    47

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oracle Corp.
3.63%, 07/15/23	750,000	794,304
2.95%, 05/15/25 (b)	1,500,000	1,515,333
4.50%, 07/08/44 (b)	500,000	516,889
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	195,899
Seagate HDD Cayman
3.75%, 11/15/18	500,000	489,716
4.75%, 06/01/23	750,000	606,905
4.75%, 01/01/25	500,000	383,749
5.75%, 12/01/34 (b)	250,000	148,522
Verisk Analytics, Inc.
4.00%, 06/15/25 (b)	250,000	247,368
Xerox Corp.
2.75%, 03/15/19	400,000	380,798
		20,946,598
Transportation 0.5%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	734,835	718,905
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (b)	300,000	319,805
4.45%, 03/15/43 (b)	250,000	254,708
4.55%, 09/01/44 (b)	300,000	310,085
Canadian National Railway Co.
2.95%, 11/21/24 (b)	250,000	258,054
6.20%, 06/01/36	100,000	130,415
4.50%, 11/07/43 (b)	100,000	110,728
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	250,000	267,032
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	257,240	269,126
CSX Corp.
3.70%, 10/30/20 (b)	250,000	261,955
4.10%, 03/15/44 (b)	100,000	92,586
FedEx Corp.
2.63%, 08/01/22	200,000	196,677
3.88%, 08/01/42	200,000	174,271
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	334,001
2.90%, 02/15/23 (b)	250,000	246,131
4.84%, 10/01/41	100,000	100,780
Ryder System, Inc.
2.55%, 06/01/19 (b)	200,000	199,524
Southwest Airlines Co.
2.65%, 11/05/20 (b)	500,000	506,328
Union Pacific Corp.
4.16%, 07/15/22 (b)	750,000	824,705
3.25%, 08/15/25 (b)	500,000	523,864
6.63%, 02/01/29	250,000	333,156
United Parcel Service, Inc.
1.13%, 10/01/17	250,000	250,647
6.20%, 01/15/38	150,000	199,860
4.88%, 11/15/40 (b)	250,000	291,181
		7,174,524
		194,396,923
Utilities 1.8%
Electric 1.7%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	404,547
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	600,000	596,105
Appalachian Power Co.
6.38%, 04/01/36 (i)	650,000	758,841
Arizona Public Service Co.
2.20%, 01/15/20 (b)	250,000	251,157
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (b)	500,000	533,148
6.50%, 09/15/37	500,000	625,545
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	405,034
4.45%, 03/15/44 (b)	350,000	371,646
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	525,890
3.95%, 05/15/43 (b)	500,000	509,926
Dominion Resources, Inc.
1.90%, 06/15/18	500,000	497,669
4.45%, 03/15/21	450,000	484,514
5.25%, 08/01/33	500,000	537,996
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	161,162
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	110,126
6.45%, 10/15/32	350,000	449,939
Duke Energy Corp.
3.75%, 04/15/24 (b)	250,000	258,354
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	821,965
Duke Energy Progress, Inc.
4.15%, 12/01/44 (b)	850,000	869,679
Eversource Energy
3.15%, 01/15/25 (b)	500,000	497,668
Exelon Generation Co., LLC
2.95%, 01/15/20 (b)	1,000,000	1,001,226
4.00%, 10/01/20 (b)	300,000	310,214
5.60%, 06/15/42 (b)	300,000	272,490
Georgia Power Co.
4.75%, 09/01/40	350,000	363,799
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	630,475
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	204,823
Oncor Electric Delivery Co., LLC
2.15%, 06/01/19 (b)	800,000	794,429
4.55%, 12/01/41 (b)	500,000	511,177
Pacific Gas & Electric Co.
5.80%, 03/01/37	400,000	484,646
4.30%, 03/15/45 (b)	500,000	517,729
Pacificorp
5.50%, 01/15/19	150,000	165,574
3.35%, 07/01/25 (b)	500,000	519,604
6.00%, 01/15/39	500,000	629,567
PPL Capital Funding, Inc.
3.40%, 06/01/23 (b)	500,000	510,383
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	201,826
PSEG Power LLC
5.13%, 04/15/20	150,000	163,167
8.63%, 04/15/31	500,000	616,046
Puget Sound Energy, Inc.
6.27%, 03/15/37	750,000	969,877
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	273,355

48    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sempra Energy
2.40%, 03/15/20 (b)	500,000	491,117
3.55%, 06/15/24 (b)	150,000	150,135
Southern California Edison Co.
5.50%, 08/15/18	250,000	274,220
Southern Power Co.
1.50%, 06/01/18	500,000	492,461
The Southern Co.
2.15%, 09/01/19 (b)	200,000	198,550
TransAlta Corp.
6.65%, 05/15/18	100,000	97,572
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	202,629
WEC Energy Group, Inc.
1.65%, 06/15/18	500,000	499,305
2.45%, 06/15/20 (b)	500,000	506,718
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	342,389
4.80%, 09/15/41 (b)	750,000	793,533
		22,859,947
Natural Gas 0.1%
Atmos Energy Corp.
4.13%, 10/15/44 (b)	500,000	506,121
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	108,686
ONE Gas, Inc.
3.61%, 02/01/24 (b)	250,000	261,350
4.66%, 02/01/44 (b)	150,000	163,192
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	103,451
		1,142,800
		24,002,747
Total Corporate Bonds
(Cost $318,303,255)		317,668,916

U.S. Government and Government Agencies 39.3% of net assets
U.S. Government Agency Securities 2.7%
Fannie Mae
5.38%, 06/12/17 (i)	1,000,000	1,058,426
1.00%, 09/27/17	2,850,000	2,858,239
0.88%, 02/08/18	1,000,000	1,000,861
1.13%, 10/19/18	200,000	200,887
1.50%, 10/17/19 (b)	2,000,000	2,003,244
1.55%, 10/29/19 (b)	1,600,000	1,600,483
1.75%, 11/26/19	1,500,000	1,530,970
2.25%, 10/17/22 (b)	1,500,000	1,496,873
6.63%, 11/15/30 (i)	500,000	747,460
Federal Home Loan Bank
2.25%, 09/08/17	2,000,000	2,041,950
5.00%, 11/17/17	750,000	802,730
1.00%, 12/19/17	500,000	502,002
5.38%, 05/15/19	500,000	567,347
1.88%, 12/09/22 (i)	2,500,000	2,524,945
5.50%, 07/15/36	500,000	691,174
Freddie Mac
1.25%, 05/12/17	1,750,000	1,760,323
1.00%, 09/29/17	2,500,000	2,506,812
0.88%, 03/07/18 (i)	3,700,000	3,699,674
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.88%, 06/13/18	1,000,000	1,089,352
1.63%, 11/27/18	1,000,000	1,017,678
1.40%, 03/29/19 (b)	1,350,000	1,350,000
1.50%, 06/22/20	1,000,000	1,009,638
1.50%, 11/30/20	250,000	251,290
2.63%, 09/06/24	500,000	528,203
6.03%, 10/08/27	250,000	337,606
3.00%, 01/18/28 (b)	400,000	399,879
5.00%, 11/01/35 (b)	57,048	63,320
Private Export Funding Corp.
2.30%, 09/15/20	1,000,000	1,029,101
Tennessee Valley Authority
3.88%, 02/15/21	340,000	379,049
4.65%, 06/15/35	1,000,000	1,189,589
		36,239,105
U.S. Treasury Obligations 36.6%
U.S. Treasury Bonds
8.13%, 08/15/19	1,000,000	1,241,719
6.00%, 02/15/26 (i)	2,000,000	2,777,382
6.50%, 11/15/26	1,000,000	1,457,188
6.63%, 02/15/27	1,000,000	1,477,520
6.38%, 08/15/27	1,000,000	1,465,781
6.13%, 11/15/27	400,000	578,555
5.25%, 11/15/28	1,500,000	2,055,791
5.25%, 02/15/29 (i)	1,000,000	1,374,707
5.38%, 02/15/31	4,000,000	5,732,344
4.50%, 02/15/36	2,000,000	2,752,226
5.00%, 05/15/37	500,000	734,229
3.50%, 02/15/39	1,000,000	1,195,020
4.38%, 11/15/39	1,000,000	1,351,582
4.38%, 05/15/40	1,750,000	2,367,320
3.88%, 08/15/40 (i)	2,500,000	3,148,047
4.25%, 11/15/40	1,650,000	2,194,629
4.75%, 02/15/41	1,450,000	2,070,838
4.38%, 05/15/41	1,250,000	1,696,729
3.75%, 08/15/41	1,200,000	1,486,711
3.13%, 11/15/41	1,785,000	1,996,481
3.13%, 02/15/42	2,230,000	2,492,547
3.00%, 05/15/42	1,000,000	1,090,586
2.75%, 08/15/42	2,025,000	2,098,763
2.75%, 11/15/42	2,000,000	2,069,454
3.13%, 02/15/43	1,500,000	1,667,343
2.88%, 05/15/43	3,000,000	3,174,726
3.63%, 08/15/43	2,500,000	3,050,732
3.75%, 11/15/43	1,000,000	1,248,008
3.63%, 02/15/44	3,000,000	3,655,314
3.38%, 05/15/44	3,500,000	4,071,347
3.13%, 08/15/44	2,000,000	2,217,070
3.00%, 11/15/44	3,500,000	3,780,616
2.50%, 02/15/45	4,000,000	3,897,892
3.00%, 05/15/45	3,500,000	3,777,676
2.88%, 08/15/45	2,500,000	2,631,738
3.00%, 11/15/45	3,500,000	3,781,368
2.50%, 02/15/46	1,500,000	1,463,789
U.S. Treasury Notes
1.00%, 03/31/17	1,000,000	1,003,105
0.88%, 04/30/17	5,500,000	5,510,202
3.13%, 04/30/17 (i)	5,250,000	5,396,527
0.88%, 05/15/17	3,000,000	3,005,742
4.50%, 05/15/17	3,000,000	3,136,407
0.63%, 05/31/17	2,500,000	2,496,680
0.88%, 06/15/17	2,000,000	2,003,828

See financial notes    49

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 07/15/17	2,000,000	2,003,360
0.50%, 07/31/17	4,000,000	3,985,704
0.63%, 07/31/17	4,000,000	3,993,280
2.38%, 07/31/17	3,500,000	3,580,594
0.88%, 08/15/17	3,500,000	3,505,810
0.63%, 08/31/17	6,500,000	6,486,668
1.88%, 08/31/17	2,000,000	2,032,968
1.00%, 09/15/17	2,000,000	2,007,070
0.63%, 09/30/17	4,500,000	4,489,717
1.88%, 09/30/17	3,000,000	3,051,738
0.88%, 10/15/17	4,000,000	4,006,092
0.75%, 10/31/17	3,000,000	2,998,476
1.88%, 10/31/17	4,000,000	4,071,484
0.88%, 11/15/17	7,000,000	7,010,661
4.25%, 11/15/17	3,000,000	3,175,665
0.63%, 11/30/17	7,500,000	7,478,910
0.88%, 11/30/17	6,000,000	6,009,846
1.00%, 12/15/17	5,500,000	5,520,949
0.88%, 01/15/18	3,900,000	3,905,788
2.63%, 01/31/18	2,000,000	2,069,610
1.00%, 02/15/18	3,750,000	3,765,454
3.50%, 02/15/18	1,000,000	1,052,656
0.75%, 03/31/18	3,000,000	2,997,069
2.88%, 03/31/18	2,500,000	2,606,103
0.75%, 04/15/18	2,500,000	2,496,778
2.63%, 04/30/18	1,400,000	1,454,387
3.88%, 05/15/18	500,000	533,877
0.88%, 07/15/18	2,000,000	2,002,382
1.38%, 07/31/18	2,000,000	2,026,758
4.00%, 08/15/18	2,000,000	2,158,008
1.50%, 08/31/18	1,000,000	1,016,602
1.38%, 09/30/18	1,500,000	1,520,625
0.88%, 10/15/18	3,000,000	3,001,935
1.25%, 10/31/18	3,000,000	3,030,294
1.75%, 10/31/18	4,000,000	4,095,392
1.25%, 11/15/18	2,000,000	2,020,118
3.75%, 11/15/18	3,000,000	3,233,319
1.38%, 11/30/18	4,000,000	4,054,608
1.38%, 12/31/18	5,000,000	5,068,065
1.25%, 01/31/19	2,000,000	2,020,468
1.50%, 01/31/19	2,000,000	2,033,868
2.75%, 02/15/19	1,500,000	1,580,361
1.50%, 02/28/19	4,500,000	4,576,554
1.50%, 03/31/19	2,000,000	2,033,710
1.63%, 03/31/19	5,000,000	5,103,615
1.63%, 04/30/19	1,500,000	1,531,085
3.13%, 05/15/19	3,000,000	3,205,194
1.50%, 05/31/19	3,000,000	3,050,040
1.00%, 06/30/19	1,500,000	1,500,879
1.63%, 06/30/19	3,000,000	3,062,460
1.63%, 07/31/19	2,500,000	2,551,613
3.63%, 08/15/19	3,000,000	3,264,669
1.00%, 08/31/19	2,000,000	1,997,930
1.63%, 08/31/19	3,500,000	3,571,708
1.75%, 09/30/19	5,500,000	5,634,491
1.50%, 10/31/19	2,500,000	2,538,770
3.38%, 11/15/19	3,000,000	3,251,250
1.00%, 11/30/19	1,500,000	1,495,196
1.63%, 12/31/19 (i)	9,250,000	9,431,022
3.63%, 02/15/20 (i)	5,000,000	5,480,565
1.13%, 04/30/20	1,000,000	998,750
1.38%, 04/30/20	2,000,000	2,017,188
1.50%, 05/31/20	4,800,000	4,864,502
1.63%, 06/30/20	5,000,000	5,091,600
1.88%, 06/30/20	3,550,000	3,654,072
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 07/31/20	2,500,000	2,545,850
2.00%, 07/31/20	2,000,000	2,068,438
2.63%, 08/15/20 (i)	2,000,000	2,122,618
2.13%, 08/31/20	1,000,000	1,039,629
1.38%, 09/30/20	6,000,000	6,043,008
2.00%, 09/30/20	500,000	517,403
1.38%, 10/31/20	3,000,000	3,020,802
2.63%, 11/15/20	4,000,000	4,250,704
1.63%, 11/30/20	3,500,000	3,567,196
2.00%, 11/30/20	2,500,000	2,586,328
2.38%, 12/31/20	6,250,000	6,576,537
1.38%, 01/31/21	5,000,000	5,032,810
2.13%, 01/31/21	1,000,000	1,041,348
3.63%, 02/15/21	2,000,000	2,225,742
2.25%, 04/30/21	2,500,000	2,618,458
3.13%, 05/15/21 (i)	6,600,000	7,198,897
2.00%, 05/31/21	2,000,000	2,069,492
2.13%, 06/30/21	1,000,000	1,040,879
2.25%, 07/31/21	1,200,000	1,256,860
2.13%, 08/15/21 (i)	1,000,000	1,040,273
2.00%, 08/31/21	2,000,000	2,067,734
2.00%, 10/31/21	2,000,000	2,066,796
2.00%, 11/15/21	5,750,000	5,946,535
1.88%, 11/30/21	6,000,000	6,159,258
1.50%, 01/31/22	3,750,000	3,767,580
2.00%, 02/15/22	3,000,000	3,103,419
1.75%, 04/30/22	1,000,000	1,017,500
1.75%, 05/15/22	1,250,000	1,271,875
1.88%, 05/31/22	3,500,000	3,587,090
2.13%, 06/30/22	1,500,000	1,559,355
2.00%, 07/31/22	2,500,000	2,579,493
1.63%, 08/15/22	1,250,000	1,263,501
1.75%, 09/30/22	5,000,000	5,079,295
1.88%, 10/31/22	3,000,000	3,071,484
1.63%, 11/15/22	5,500,000	5,547,052
2.00%, 11/30/22	4,000,000	4,126,796
2.13%, 12/31/22	2,000,000	2,080,468
1.75%, 01/31/23	2,000,000	2,030,234
2.00%, 02/15/23	3,600,000	3,716,579
1.75%, 05/15/23	2,250,000	2,283,617
2.50%, 08/15/23	2,500,000	2,669,483
2.75%, 11/15/23	2,500,000	2,714,307
2.50%, 05/15/24	5,000,000	5,330,470
2.38%, 08/15/24 (i)	5,000,000	5,279,200
2.25%, 11/15/24	5,000,000	5,225,100
2.00%, 02/15/25	4,000,000	4,093,436
2.13%, 05/15/25 (i)	5,000,000	5,166,895
2.00%, 08/15/25	3,250,000	3,322,491
2.25%, 11/15/25	6,200,000	6,476,334
1.63%, 02/15/26	2,500,000	2,473,925
		485,877,213
Total U.S. Government and Government Agencies
(Cost $503,606,802)		522,116,318

Commercial Mortgage-Backed Securities 1.8% of net assets
Banc of America Commercial Mortgage Trust
Series 2007-4 Class A4
5.74%, 02/10/51 (a)(b)(i)	2,027,023	2,107,038
Citigroup Commercial Mortgage Trust
Series 2014-GC21 Class A2
2.90%, 05/10/47 (b)	600,000	617,580

50    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,652,573
COMM 2014-CCRE15 Mortgage Trust
Series 2014-CR15 Class A2
2.93%, 02/10/47 (b)	327,000	335,200
Fannie Mae-Aces
Series 2011-M5 Class A2
2.94%, 07/25/21 (b)	700,000	737,508
Series 2013-M12 Class A
1.53%, 10/25/17 (b)	145,846	146,189
Series 2014-M6 Class A2
2.68%, 05/25/21 (b)	1,000,000	1,039,236
FHLMC Multifamily Structured Pass-Through Certificates
Series K008 Class A2
3.53%, 06/25/20 (b)	140,601	151,522
Series K010 Class A2
4.33%, 10/25/20 (b)	150,000	166,777
Series K014 Class A1
2.79%, 10/25/20 (b)	562,543	579,128
Series K015 Class A1
2.26%, 10/25/20 (b)	200,290	203,779
Series K021 Class A2
2.40%, 06/25/22 (b)	195,000	200,283
Series K022 Class A2
2.36%, 07/25/22 (b)	230,000	234,963
Series K024 Class A2
2.57%, 09/25/22 (b)	200,000	207,208
Series K026 Class A2
2.51%, 11/25/22 (b)	1,400,000	1,444,863
Series K027 Class A2
2.64%, 01/25/23 (b)	300,000	310,432
Series K029 Class A2
3.32%, 02/25/23 (a)(b)	500,000	540,934
Series K030 Class A1
2.78%, 09/25/22 (b)	172,659	180,416
Series K035 Class A2
3.46%, 08/25/23 (a)(b)	1,500,000	1,625,606
Series K040 Class A2
3.24%, 09/25/24 (b)	200,000	214,104
Series K714 Class A2
3.03%, 10/25/20 (b)	380,000	402,182
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
4.24%, 08/10/46 (b)	600,000	661,672
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
3.02%, 08/15/46 (b)	3,400,000	3,503,023
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A2
2.67%, 01/15/46 (b)	800,000	816,747
Series 2014-C20 Class A4A1
3.54%, 07/15/47 (b)	700,000	731,691
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	200,000	205,503
Series 2015-C24 Class ASB
3.48%, 05/15/48 (b)	400,000	418,114
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.24%, 03/15/45 (b)	2,000,000	2,084,433
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,642,639
Security Rate, Maturity Date	Face Amount ($)	Value ($)
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A2
2.13%, 06/15/46 (b)	324,000	326,382
Total Commercial Mortgage-Backed Securities
(Cost $22,994,968)		23,487,725

Asset-Backed Obligations 0.5% of net assets
Capital One Multi-Asset Execution Trust
Series 2007-A7 Class A7
5.75%, 07/15/20 (b)	100,000	106,880
Series 2015-A1 Class A1
1.39%, 01/15/21 (b)	400,000	401,684
Chase Issuance Trust
Series 2014-A7 Class A7
1.38%, 11/15/19 (b)	400,000	401,841
Citibank Credit Card Issuance Trust
Series 2014-A4 Class A4
1.23%, 04/24/19 (b)	1,100,000	1,102,445
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	850,000	906,799
Series 2014-A5 Class A5
2.68%, 06/07/23 (b)	1,500,000	1,547,455
Discover Card Execution Note Trust
Series 2014-A3 Class A3
1.22%, 10/15/19 (b)	400,000	400,893
Series 2012-A6 Class A6
1.67%, 01/18/22 (b)	1,100,000	1,107,640
Honda Auto Receivables Owner Trust
Series 2014-2 Class A4
1.18%, 05/18/20 (b)	100,000	100,036
Series 2014-3 Class A4
1.31%, 10/15/20 (b)	400,000	400,843
Hyundai Auto Receivables Trust
Series 2013-C Class A4
1.55%, 03/15/19 (b)	225,000	225,929
Total Asset-Backed Obligations
(Cost $6,629,889)		6,702,445

Foreign Government Securities 4.5% of net assets
Foreign Agencies 1.4%
Austria 0.1%
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	400,000	418,495
1.13%, 05/29/18	250,000	249,894
		668,389
Germany 0.4%
Kreditanstalt Fuer Wiederaufbau
4.38%, 03/15/18 (d)	500,000	533,750
4.50%, 07/16/18 (d)	1,250,000	1,350,830
1.13%, 08/06/18 (d)	1,000,000	1,000,971
1.88%, 04/01/19 (d)	350,000	356,633
4.00%, 01/27/20 (d)	550,000	603,849
2.75%, 09/08/20 (d)	750,000	793,771

See financial notes    51

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	150,000	149,937
1.88%, 09/17/18 (d)	1,000,000	1,019,428
		5,809,169
Japan 0.1%
Japan Finance Corp.
1.75%, 07/31/18	500,000	502,996
1.75%, 11/13/18	1,000,000	1,005,813
		1,508,809
Mexico 0.3%
Petroleos Mexicanos
5.75%, 03/01/18	1,000,000	1,036,000
5.50%, 02/04/19	300,000	310,950
3.50%, 07/23/20 (c)	500,000	472,500
5.50%, 01/21/21	500,000	506,150
3.50%, 01/30/23	250,000	217,000
6.63%, 06/15/35	1,000,000	908,500
6.50%, 06/02/41	200,000	175,760
5.50%, 06/27/44	500,000	386,650
5.63%, 01/23/46 (c)	750,000	585,000
		4,598,510
Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	200,000	203,674
7.75%, 06/15/23	100,000	126,198
3.70%, 03/01/24	600,000	601,697
5.10%, 08/17/40	250,000	250,374
		1,181,943
Republic of Korea 0.3%
Export-Import Bank of Korea
2.88%, 01/21/25	750,000	763,091
The Korea Development Bank
3.50%, 08/22/17	1,000,000	1,028,649
2.25%, 05/18/20	250,000	252,051
3.00%, 09/14/22	1,250,000	1,297,291
		3,341,082
Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	750,000	749,887
		17,857,789
Foreign Local Government 0.3%
Canada 0.3%
Province of Manitoba
1.13%, 06/01/18	500,000	498,237
Province of Manitoba Canada
3.05%, 05/14/24	1,000,000	1,061,338
Province of Ontario
4.00%, 10/07/19	400,000	432,224
4.40%, 04/14/20 (i)	1,125,000	1,238,912
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Quebec
7.50%, 09/15/29	650,000	975,808
		4,206,519
Sovereign 1.2%
Colombia 0.1%
Republic of Colombia
4.00%, 02/26/24 (b)	200,000	193,000
4.50%, 01/28/26 (b)	250,000	242,187
7.38%, 09/18/37	650,000	706,875
5.63%, 02/26/44 (b)	500,000	453,750
		1,595,812
Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	523,707
6.88%, 09/27/23	250,000	314,825
		838,532
Mexico 0.2%
United Mexican States
3.50%, 01/21/21	350,000	361,375
3.63%, 03/15/22	500,000	512,250
3.60%, 01/30/25	1,000,000	997,500
4.13%, 01/21/26	250,000	257,750
6.75%, 09/27/34	750,000	931,875
6.05%, 01/11/40	1,000,000	1,116,250
		4,177,000
Panama 0.1%
Republic of Panama
5.20%, 01/30/20	100,000	109,875
4.00%, 09/22/24 (b)	300,000	312,000
3.75%, 03/16/25 (b)	150,000	152,250
6.70%, 01/26/36	200,000	251,000
		825,125
Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	745,225
Philippines 0.1%
Republic of the Philippines
4.20%, 01/21/24	750,000	841,320
5.00%, 01/13/37	500,000	611,028
3.95%, 01/20/40	500,000	536,797
		1,989,145
Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	843,861

52    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.1%
Republic of Korea
7.13%, 04/16/19	250,000	291,250
3.88%, 09/11/23	350,000	392,683
		683,933
South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	543,562
5.88%, 09/16/25	500,000	525,043
		1,068,605
Turkey 0.2%
Republic of Turkey
7.50%, 07/14/17	1,000,000	1,070,904
5.63%, 03/30/21	500,000	531,433
7.38%, 02/05/25	500,000	588,320
6.88%, 03/17/36	500,000	563,855
4.88%, 04/16/43	250,000	220,781
		2,975,293
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	400,000	420,000
4.13%, 11/20/45	100,000	82,000
		502,000
		16,244,531
Supranational* 1.6%
African Development Bank
0.88%, 05/15/17	400,000	400,122
Asian Development Bank
5.59%, 07/16/18	500,000	549,971
1.50%, 01/22/20	500,000	504,023
2.00%, 01/22/25	750,000	754,789
Council of Europe Development Bank
1.63%, 03/10/20	500,000	505,237
European Bank for Reconstruction & Development
0.75%, 09/01/17	300,000	299,134
1.63%, 11/15/18	750,000	759,022
European Investment Bank
1.25%, 05/15/18	1,200,000	1,203,828
1.00%, 06/15/18	2,000,000	1,992,480
1.63%, 12/18/18	1,500,000	1,519,770
1.88%, 03/15/19	1,000,000	1,019,950
1.75%, 06/17/19	1,000,000	1,014,115
2.88%, 09/15/20	600,000	636,470
4.88%, 02/15/36	1,250,000	1,631,979
Inter-American Development Bank
1.13%, 03/15/17	1,000,000	1,002,324
0.88%, 03/15/18	350,000	349,639
3.88%, 09/17/19	500,000	547,136
4.38%, 01/24/44	1,000,000	1,254,105
International Bank for Reconstruction & Development
0.88%, 04/17/17	2,000,000	2,004,186
1.63%, 02/10/22	1,000,000	998,852
2.13%, 02/13/23	500,000	515,729
4.75%, 02/15/35	500,000	649,273
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Finance Corp.
1.75%, 09/04/18	350,000	354,774
1.75%, 09/16/19	350,000	356,308
		20,823,216
Total Foreign Government Securities
(Cost $59,037,446)		59,132,055

Municipal Bonds 0.9% of net assets
Fixed-Rate Obligations 0.9%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	500,000	718,825
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34 (i)	1,000,000	1,435,910
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	210,000	254,132
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	115,911
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	372,282
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40 (i)	700,000	917,434
Georgia
GO (Build America Bonds) Series 2009H
4.50%, 11/01/25	1,000,000	1,146,240
Harvard College
MA Taxable Bonds Series 2013A
3.62%, 10/01/37	400,000	408,693
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	750,000	776,715
GO Bonds Series 2003
4.95%, 06/01/23	130,000	135,496
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	813,690
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	128,677
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	243,302
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	488,288
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	147,372
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	200,000	284,988
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	250,000	261,518

See financial notes    53

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	200,789
New York City Transitional Finance Auth
Future Tax Secured RB (Qualified School Construction Bonds) Series 2010G3
5.27%, 05/01/27	250,000	298,688
Future Tax Secured RB (Build America Bonds) Series 2011A
5.51%, 08/01/37	100,000	124,458
Northwestern University
3.69%, 12/01/38	500,000	529,718
Ochsner Clinic Foundation
5.90%, 05/15/45 (b)	500,000	577,782
Texas
GO (Build America Bonds) Series 2010A
4.63%, 04/01/33	255,000	290,384
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	300,000	393,675
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	730,404
The Metropolitan Museum of Art
Series 2015
3.40%, 07/01/45	500,000	477,121
Total Municipal Bonds
(Cost $11,242,720)		12,272,492
Security	Number of Shares	Value ($)
Other Investment Companies 0.3% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (e)	4,019,151	4,019,151
Securities Lending Collateral 0.0%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.16% (e)	278,080	278,080
Total Other Investment Companies
(Cost $4,297,231)		4,297,231
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 4.9% of net assets
U.S. Government Agency Securities 4.9%
Federal Home Loan Bank
0.28%, 03/08/16 (f)	20,000,000	19,998,940
0.31%, 03/18/16 (f)	35,000,000	34,995,520
0.31%, 03/29/16 (f)	10,000,000	9,997,900
Total Short-Term Investments
(Cost $64,991,639)		64,992,360

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $1,359,941,663 and the unrealized appreciation and depreciation were $37,330,050 and ($8,779,783), respectively, with a net unrealized appreciation of $28,550,267.
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,931,126 or 0.6% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $272,800.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)	All or a portion of this security is designated as collateral for delayed-delivery securities.

GO —	General obligation
RB —	Revenue bond

54    See financial notes

Schwab Total Bond Market Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities[1]	$—	$377,822,388	$—	$377,822,388
Corporate Bonds[1]	—	317,668,916	—	317,668,916
U.S. Government and Government Agencies[1]	—	522,116,318	—	522,116,318
Commercial Mortgage-Backed Securities	—	23,487,725	—	23,487,725
Asset-Backed Obligations	—	6,702,445	—	6,702,445
Foreign Government Securities[1]	—	59,132,055	—	59,132,055
Municipal Bonds[1]	—	12,272,492	—	12,272,492
Other Investment Companies[1]	4,297,231	—	—	4,297,231
Short-Term Investments[1]	—	64,992,360	—	64,992,360
Total	$4,297,231	$1,384,194,699	$—	$1,388,491,930
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2016.
See financial notes    55

Schwab Total Bond Market Fund
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $1,359,147,526) including securities on loan of $272,800		$1,388,213,850
Collateral invested for securities on loan, at value (cost $278,080)	+	278,080
Total investments, at value (cost $1,359,425,606)		1,388,491,930
Receivables:
Investments sold		19,874,007
Interest		7,544,752
Fund shares sold		2,264,506
Foreign tax reclaims		4,247
Income from securities on loan		929
Prepaid expenses	+	26,421
Total assets		1,418,206,792
Liabilities
Collateral held for securities on loan		278,080
Payables:
Investments bought		18,729,780
Investments bought - Delayed-delivery		68,648,283
Investment adviser and administrator fees		1,304
Shareholder service fees		64,703
Fund shares redeemed		1,672,642
Distributions to shareholders		220,984
Accrued expenses	+	159,587
Total liabilities		89,775,363
Net Assets
Total assets		1,418,206,792
Total liabilities	–	89,775,363
Net assets		$1,328,431,429
Net Assets by Source
Capital received from investors		1,414,853,739
Distributions in excess of net investment income		(955,176)
Net realized capital losses		(114,533,458)
Net unrealized capital appreciation		29,066,324

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,328,431,429		139,149,150		$9.55

56    See financial notes

Schwab Total Bond Market Fund
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Interest		$15,516,417*
Securities on loan	+	5,009
Total investment income		15,521,426
Expenses
Investment adviser and administrator fees		1,625,622
Shareholder service fees		1,612,821
Portfolio accounting fees		112,254
Custodian fees		41,048
Professional fees		27,130
Shareholder reports		21,038
Transfer agent fees		14,327
Proxy fees		14,160
Settlement and interest expense		11,955*
Independent trustees' fees		8,786
Registration fees		8,414
Other expenses	+	11,122
Total expenses		3,508,677
Expense reduction by CSIM and its affiliates	–	1,601,892
Net expenses	–	1,906,785
Net investment income		13,614,641
Realized and Unrealized Gains (Losses)
Net realized gains on investments		1,049,751
Net realized losses on TBA sale commitments	+	(2,070)
Net realized gains		1,047,681
Net change in unrealized appreciation (depreciation) on investments	+	12,109,713
Net realized and unrealized gains		13,157,394
Increase in net assets resulting from operations		$26,772,035
*	Includes $12,073 in interest income and $11,935 in interest expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).
See financial notes    57

Schwab Total Bond Market Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$13,614,641	$25,696,663
Net realized gains		1,047,681	7,151,718
Net change in unrealized appreciation (depreciation)	+	12,109,713	(15,506,680)
Increase in net assets from operations		26,772,035	17,341,701
Distributions to Shareholders
Distributions from net investment income		($14,569,767)	($27,805,615)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		25,543,178	$241,519,369	59,412,744	$567,157,629
Shares reinvested		1,391,620	13,189,973	2,615,287	25,031,547
Shares redeemed	+	(22,257,719)	(211,038,672)	(34,467,391)	(330,023,866)
Net transactions in fund shares		4,677,079	$43,670,670	27,560,640	$262,165,310
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		134,472,071	$1,272,558,491	106,911,431	$1,020,857,095
Total increase	+	4,677,079	55,872,938	27,560,640	251,701,396
End of period		139,149,150	$1,328,431,429	134,472,071	$1,272,558,491
Distributions in excess of net investment income			($955,176)		($50)
58    See financial notes

Schwab GNMA Fund
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$10.09	$10.15	$9.93	$10.61	$10.63	$10.40
Income (loss) from investment operations:
Net investment income (loss)	0.09 [1]	0.14 [1]	0.18	0.08	0.19	0.23
Net realized and unrealized gains (losses)	0.15	0.04	0.31	(0.45)	0.21	0.37
Total from investment operations	0.24	0.18	0.49	(0.37)	0.40	0.60
Less distributions:
Distributions from net investment income	(0.12)	(0.24)	(0.27)	(0.29)	(0.28)	(0.31)
Distributions from net realized gains	—	—	—	(0.02)	(0.14)	(0.06)
Total distributions	(0.12)	(0.24)	(0.27)	(0.31)	(0.42)	(0.37)
Net asset value at end of period	$10.21	$10.09	$10.15	$9.93	$10.61	$10.63
Total return	2.42% [2]	1.80%	5.04%	(3.55%)	3.87%	5.95%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.56% [3],[4]	0.56% [4]	0.57% [4]	0.57% [4]	0.55%	0.55%
Gross operating expenses	0.64% [3]	0.64%	0.66%	0.62%	0.60%	0.61%
Net investment income (loss)	1.70% [3]	1.41%	1.89%	1.34%	1.76%	2.24%
Portfolio turnover rate[5]	160% [2]	325% [6]	481%	401%	567%	641%
Net assets, end of period (x 1,000,000)	$324	$292	$289	$363	$638	$506

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
The expense ratio would have been 0.55%, if settlement expense related to charges on agency mortgage-backed securities not delivered on a timely basis had not been incurred (see financial note 2f).
5
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
6
Revised methodology adopted as of August 31, 2015. For comparison purposes, portfolio turnover rate would have been 482% using previous methodology.
See financial notes    59

Schwab GNMA Fund
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
109.0%	Mortgage-Backed Securities	345,662,830	353,017,379
1.3%	Other Investment Company	4,340,924	4,340,924
12.3%	Short-Term Investments	39,992,482	39,993,205
122.6%	Total Investments	389,996,236	397,351,508
(5.8%)	TBA Sale Commitments	(18,795,937)	(18,837,734)
(16.8%)	Other Assets and Liabilities, Net		(54,481,863)
100.0%	Net Assets		324,031,911

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities 109.0% of net assets
TBA Securities 22.9%
Ginnie Mae TBA
2.50%, 03/01/46 (b)(e)	1,000,000	1,001,344
3.00%, 03/01/46 (b)(e)	7,500,000	7,759,370
3.00%, 04/01/46 (b)(e)	11,500,000	11,886,777
3.50%, 03/01/46 to 04/01/46 (b)(e)	34,500,000	36,362,338
4.00%, 03/01/46 (b)(e)	12,500,000	13,349,367
4.50%, 03/01/46 (b)(e)	2,500,000	2,686,817
4.50%, 04/01/46 (b)(e)	1,000,000	1,074,414
		74,120,427
U.S. Government Agency Mortgages 86.1%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)(f)	179,653	190,471
5.49%, 09/01/29 (b)(f)	51,423	52,664
5.49%, 09/01/31 (b)(f)	43,286	44,455
5.50%, 09/01/17 (b)(f)	19,574	19,953
5.81%, 12/01/31 (b)(f)	67,723	76,718
6.50%, 04/01/31 (b)(f)	91,203	101,452
7.17%, 11/01/30 (b)(f)	5,512	5,527
Fannie Mae REMICs
4.50%, 01/25/28 to 01/25/30 (b)	86,546	87,377
5.00%, 02/25/24 to 05/25/40 (b)	1,236,380	1,253,531
5.50%, 07/25/33 (b)	67,310	67,646
6.00%, 12/25/16 to 04/25/35 (b)	421,704	425,360
7.00%, 09/25/22 (b)(f)	51,239	56,257
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Freddie Mac REMICs
2.00%, 07/15/20 (b)(f)	40,690	40,699
3.00%, 08/15/19 to 07/15/27 (b)	117,399	117,815
3.50%, 01/15/24 to 10/15/28 (b)	801,270	809,654
3.50%, 03/15/28 (b)(f)	179,495	179,454
4.00%, 07/15/24 to 11/15/24 (b)	280,616	282,984
4.50%, 02/15/19 (b)(f)	1,168,498	1,190,991
5.00%, 07/15/28 (b)	377,619	379,780
Ginnie Mae
1.75%, 05/20/29 to 04/20/37 (a)(b)(f)	201,217	205,702
1.88%, 07/20/24 to 07/20/32 (a)(b)(f)	89,186	92,559
2.00%, 07/20/28 (b)(f)	149,622	151,123
2.00%, 12/20/30 (a)(b)(f)	44,518	46,039
2.38%, 08/20/33 (a)(b)(f)	74,921	75,595
2.50%, 06/15/27 to 06/15/28 (b)(f)	1,251,715	1,295,684
2.50%, 08/15/27 to 04/15/45 (b)	1,289,138	1,319,079
3.00%, 02/15/26 to 08/20/45 (b)(f)	39,947,054	41,505,510
3.00%, 01/20/27 to 08/20/45 (b)	6,976,023	7,254,150
3.50%, 01/15/26 to 06/20/45 (b)(f)	37,469,095	39,643,473
3.50%, 01/20/27 to 12/20/45 (b)	40,050,828	42,380,447
4.00%, 06/20/20 to 10/20/45 (b)	25,937,802	27,781,523
4.00%, 12/15/24 to 05/20/45 (b)(f)	7,390,281	7,899,599
4.50%, 12/15/17 to 07/20/44 (b)(f)	15,986,899	17,382,878
4.50%, 08/20/19 to 03/01/45 (b)	4,792,067	5,222,012
5.00%, 11/15/17 to 04/20/40 (b)(f)	22,066,546	24,641,190
5.00%, 08/15/18 to 08/15/40 (b)	457,164	485,845
5.50%, 06/20/17 to 11/15/34 (b)(f)	8,821,632	10,048,577
5.50%, 05/15/22 (b)	32,067	34,251
6.00%, 08/15/16 to 06/20/37 (b)(f)	636,957	714,533
6.00%, 01/15/29 to 10/15/37 (b)	59,100	67,170
6.50%, 07/15/16 to 07/15/31 (b)(f)	95,731	111,032
6.50%, 10/15/23 (b)	8,248	9,285
7.00%, 09/20/16 to 05/15/17 (b)(f)	3,590	3,619
Ginnie Mae REMICs
2.00%, 08/20/36 to 03/20/37 (b)	882,066	887,490
2.50%, 04/16/38 (b)	65,883	66,206
3.00%, 04/20/37 to 04/16/40 (b)	774,852	782,741
3.50%, 01/20/36 to 10/20/40 (b)	889,726	900,255
4.00%, 02/20/37 to 08/20/38 (b)	420,643	428,958
4.25%, 07/20/36 to 10/20/37 (b)	294,876	299,558
4.28%, 10/20/43 (a)(b)(f)	15,468,135	17,218,123
4.50%, 09/16/34 to 11/20/38 (b)	1,152,259	1,170,862
4.75%, 01/20/35 to 06/20/38 (b)	1,406,468	1,437,505
5.00%, 08/20/34 to 04/16/38 (b)	283,327	288,775
5.50%, 05/20/33 (b)	102,434	103,357
5.66%, 12/20/37 (a)(b)(f)	11,906,929	13,703,546
6.00%, 08/20/33 (b)	108,136	110,696
6.44%, 08/20/34 (a)(b)(f)	6,582,165	7,745,217
		278,896,952
Total Mortgage-Backed Securities
(Cost $345,662,830)		353,017,379
Security	Number of Shares	Value ($)
Other Investment Company 1.3% of net assets
Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)	4,340,924	4,340,924
Total Other Investment Company
(Cost $4,340,924)		4,340,924

60    See financial notes

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 12.3% of net assets
U.S. Government Agency Securities 12.3%
Federal Home Loan Bank
0.28%, 03/08/16 (d)	5,000,000	4,999,735
0.31%, 03/18/16 (d)	10,000,000	9,998,720
0.31%, 03/29/16 (d)	25,000,000	24,994,750
Total Short-Term Investments
(Cost $39,992,482)		39,993,205

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $390,132,002 and the unrealized appreciation and depreciation were $7,349,121 and ($129,615), respectively, with a net unrealized appreciation of $7,219,506.
Security Rate, Maturity Dates	Face Amount ($)	Value ($)
TBA Sale Commitments 5.8% of net assets
U.S. Government Agency Mortgages 5.8%
Ginnie Mae TBA
5.00%, 03/01/46 (b)(e)	11,000,000	12,118,906
5.50%, 03/01/46 (b)(e)	6,000,000	6,718,828
Total TBA Sale Commitments
(Proceeds $18,795,937)		18,837,734
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.

REMIC —	Real Estate Mortgage Investment Conduit

See financial notes    61

Schwab GNMA Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of February 29, 2016 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Mortgage-Backed Securities[1]	$—	$353,017,379	$—	$353,017,379
Other Investment Company[1]	4,340,924	—	—	4,340,924
Short-Term Investments[1]	—	39,993,205	—	39,993,205
Total	$4,340,924	$393,010,584	$—	$397,351,508
Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($18,837,734)	$—	($18,837,734)
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2016.
62    See financial notes

Schwab GNMA Fund
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $389,996,236)		$397,351,508
Receivables:
Investments sold		4,131,859
Interest		1,005,797
Fund shares sold		473,610
TBA sale commitment		18,795,937
Prepaid expenses	+	17,186
Total assets		421,775,897
Liabilities
TBA sale commitments, at value (proceeds $18,795,937)		18,837,734
Payables:
Investments bought		914,632
Investments bought - Delayed-delivery		77,188,817
Investment adviser and administrator fees		14,271
Shareholder service fees		14,749
Fund shares redeemed		445,284
Distributions to shareholders		181,490
Interest for TBA sale commitments		51,333
Due to custodian		5,664
Accrued expenses	+	90,012
Total liabilities		97,743,986
Net Assets
Total assets		421,775,897
Total liabilities	–	97,743,986
Net assets		$324,031,911
Net Assets by Source
Capital received from investors		325,230,337
Distributions in excess of net investment income		(1,111,444)
Net realized capital losses		(7,400,457)
Net unrealized capital appreciation		7,313,475

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$324,031,911		31,743,730		$10.21

See financial notes    63

Schwab GNMA Fund
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Interest		$3,361,971*
Expenses
Investment adviser and administrator fees		445,113
Shareholder service fees		365,127
Portfolio accounting fees		39,376
Professional fees		22,429
Custodian fees		19,460
Shareholder reports		15,914
Settlement and interest expense		15,366*
Transfer agent fees		12,568
Proxy fees		9,704
Registration fees		5,763
Independent trustees' fees		5,285
Other expenses	+	3,858
Total expenses		959,963
Expense reduction by CSIM and its affiliates	–	118,852
Net expenses	–	841,111
Net investment income		2,520,860
Realized and Unrealized Gains (Losses)
Net realized gains on investments		1,677,936
Net realized losses on TBA sale commitments	+	(49,063)
Net realized gains		1,628,873
Net change in unrealized appreciation (depreciation) on investments		3,087,678
Net change in unrealized appreciation (depreciation) on TBA sale commitments	+	(41,954)
Net change in unrealized appreciation (depreciation)	+	3,045,724
Net realized and unrealized gains		4,674,597
Increase in net assets resulting from operations		$7,195,457
*	Includes $17,501 in settlement income and $15,269 in settlement expense related to charges on agency mortgage-backed securities not received or delivered on a timely basis (see financial note 2f).
64    See financial notes

Schwab GNMA Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$2,520,860	$4,203,209
Net realized gains		1,628,873	2,049,692
Net change in unrealized appreciation (depreciation)	+	3,045,724	(888,556)
Increase in net assets from operations		7,195,457	5,364,345
Distributions to Shareholders
Distributions from net investment income		($3,627,134)	($7,106,722)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,314,964	$53,927,104	7,485,485	$76,201,667
Shares reinvested		253,644	2,572,777	495,650	5,043,297
Shares redeemed	+	(2,792,454)	(28,285,037)	(7,529,623)	(76,568,404)
Net transactions in fund shares		2,776,154	$28,214,844	451,512	$4,676,560
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,967,576	$292,248,744	28,516,064	$289,314,561
Total increase	+	2,776,154	31,783,167	451,512	2,934,183
End of period		31,743,730	$324,031,911	28,967,576	$292,248,744
Distributions in excess of net investment income			($1,111,444)		($5,170)
See financial notes    65

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$10.94	$11.44	$11.07	$12.12	$11.58	$10.90
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.06)	0.08	0.27	0.19	0.23	0.46
Net realized and unrealized gains (losses)	0.20	(0.41)	0.33	(1.05)	0.66	0.62
Total from investment operations	0.14	(0.33)	0.60	(0.86)	0.89	1.08
Less distributions:
Distributions from net investment income	(0.08)	(0.15)	(0.23)	(0.18)	(0.33)	(0.40)
Distributions from net realized gains	(0.03)	(0.02)	—	(0.01)	(0.02)	—
Total distributions	(0.11)	(0.17)	(0.23)	(0.19)	(0.35)	(0.40)
Net asset value at end of period	$10.97	$10.94	$11.44	$11.07	$12.12	$11.58
Total return	1.34% [2]	(2.90%)	5.44%	(7.19%)	7.84%	10.20%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.19% [3]	0.16% [4]	0.19%	0.29% [5],[6]	0.29%	0.45% [7]
Gross operating expenses	0.61% [3]	0.58% [4]	0.61%	0.67%	0.64%	0.63%
Net investment income (loss)	(1.17%) [3]	0.73%	2.43%	1.61%	1.97%	4.14%
Portfolio turnover rate	11% [2]	33%	27%	31%	32%	37%
Net assets, end of period (x 1,000,000)	$269	$274	$273	$294	$398	$235

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
4
The ratio of net and gross operating expenses would have been 0.19% and 0.61%, respectively, if the fund had not reversed out proxy expenses recognized in prior years.
5
Effective April 1, 2013, the net operating expense limitation was lowered from 0.29% to 0.19%. The ratio presented for period ended 8/31/13 is a blended ratio.
6
The ratio of net operating expenses would have been 0.25%, if proxy expenses had not been incurred.
7
Effective June 16, 2011, the net operating expense limitation was lowered. The ratio presented for period ended 8/31/11 is a blended ratio.
66    See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
99.9%	U.S. Government Securities	257,511,513	268,744,040
0.3%	Other Investment Company	741,072	741,072
100.2%	Total Investments	258,252,585	269,485,112
(0.2%)	Other Assets and Liabilities, Net		(415,359)
100.0%	Net Assets		269,069,753

Security Rate, Maturity Date	Face Amount ($)	Value ($)
U.S. Government Securities 99.9% of net assets
U.S. Treasury Obligations 99.9%
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/17	11,592,023	11,666,327
2.63%, 07/15/17	3,896,224	4,087,996
1.63%, 01/15/18	4,114,845	4,277,505
0.13%, 04/15/18	13,467,210	13,604,037
1.38%, 07/15/18	4,058,165	4,251,577
2.13%, 01/15/19	3,776,162	4,048,763
0.13%, 04/15/19	13,339,408	13,491,610
1.88%, 07/15/19	4,290,373	4,621,547
1.38%, 01/15/20	5,202,522	5,515,506
0.13%, 04/15/20	13,350,973	13,476,071
1.25%, 07/15/20	7,995,604	8,496,609
1.13%, 01/15/21	9,144,825	9,657,758
0.63%, 07/15/21	9,707,262	10,047,017
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 01/15/22	10,714,967	10,733,397
0.13%, 07/15/22	11,051,804	11,098,443
0.13%, 01/15/23	11,102,482	11,038,310
0.38%, 07/15/23	11,012,536	11,184,552
0.63%, 01/15/24	10,987,050	11,285,788
0.13%, 07/15/24	10,797,241	10,684,194
0.25%, 01/15/25	10,824,236	10,753,229
2.38%, 01/15/25	7,107,223	8,372,095
0.38%, 07/15/25	10,811,099	10,893,912
0.63%, 01/15/26	3,947,356	4,071,934
2.00%, 01/15/26	5,176,276	5,997,182
2.38%, 01/15/27	4,164,499	5,020,803
1.75%, 01/15/28	4,154,591	4,728,465
3.63%, 04/15/28	3,510,849	4,758,851
2.50%, 01/15/29	4,023,734	4,954,866
3.88%, 04/15/29	4,272,095	6,006,309
3.38%, 04/15/32	1,622,415	2,291,402
2.13%, 02/15/40	2,198,639	2,729,743
2.13%, 02/15/41	2,796,934	3,494,853
0.75%, 02/15/42	4,920,223	4,611,921
0.63%, 02/15/43	3,632,082	3,287,615
1.38%, 02/15/44	5,499,006	5,957,843
0.75%, 02/15/45	6,107,154	5,694,921
1.00%, 02/15/46	1,846,726	1,851,089
Total U.S. Government Securities
(Cost $257,511,513)		268,744,040
Security	Number of Shares	Value ($)
Other Investment Company 0.3% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (a)	741,072	741,072
Total Other Investment Company
(Cost $741,072)		741,072

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $260,804,050 and the unrealized appreciation and depreciation were $9,554,266 and ($873,204), respectively, with a net unrealized appreciation of $8,681,062.
(a)	The rate shown is the 7-day yield.

See financial notes    67

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities[1]	$—	$268,744,040	$—	$268,744,040
Other Investment Company[1]	741,072	—	—	741,072
Total	$741,072	$268,744,040	$—	$269,485,112
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2016.
68    See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $258,252,585)		$269,485,112
Receivables:
Investments sold		1,947,787
Fund shares sold		2,639,949
Interest		361,735
Due from investment adviser		5,702
Prepaid expenses	+	17,868
Total assets		274,458,153
Liabilities
Payables:
Investments bought		4,424,536
Shareholder service fees		12,452
Fund shares redeemed		879,168
Accrued expenses	+	72,244
Total liabilities		5,388,400
Net Assets
Total assets		274,458,153
Total liabilities	–	5,388,400
Net assets		$269,069,753
Net Assets by Source
Capital received from investors		262,880,279
Distributions in excess of net investment income		(1,580,702)
Net realized capital losses		(3,462,351)
Net unrealized capital appreciation		11,232,527

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$269,069,753		24,531,498		$10.97

See financial notes    69

Schwab Treasury Inflation Protected Securities Index Fund
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income (Loss)
Interest		($1,298,461)*
Expenses
Investment adviser and administrator fees		398,473
Shareholder service fees		310,417
Portfolio accounting fees		27,255
Professional fees		24,044
Shareholder reports		17,656
Transfer agent fees		14,476
Proxy fees		8,704
Registration fees		5,263
Independent trustees' fees		5,187
Custodian fees		4,779
Other expenses	+	883
Total expenses		817,137
Expense reduction by CSIM and its affiliates	–	556,063
Net expenses	–	261,074
Net investment loss		(1,559,535)
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,155,423)
Net change in unrealized appreciation (depreciation) on investments	+	5,986,380
Net realized and unrealized gains		4,830,957
Increase in net assets resulting from operations		$3,271,422
*	See financial note 2.
70    See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income (loss)		($1,559,535)	$1,921,303
Net realized gains (losses)		(1,155,423)	471,404
Net change in unrealized appreciation (depreciation)	+	5,986,380	(10,519,161)
Increase (decrease) in net assets from operations		3,271,422	(8,126,454)
Distributions to Shareholders
Distributions from net investment income		(2,012,737)	(3,629,842)
Distributions from net realized gains	+	(751,716)	(442,836)
Total distributions		($2,764,453)	($4,072,678)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,300,297	$24,971,723	8,924,405	$99,079,388
Shares reinvested		208,527	2,222,903	300,652	3,331,220
Shares redeemed	+	(3,026,565)	(32,779,166)	(8,068,301)	(89,485,391)
Net transactions in fund shares		(517,741)	($5,584,540)	1,156,756	$12,925,217
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		25,049,239	$274,147,324	23,892,483	$273,421,239
Total increase (decrease)	+	(517,741)	(5,077,571)	1,156,756	726,085
End of period		24,531,498	$269,069,753	25,049,239	$274,147,324
Distributions in excess of net investment income / Net investment income not yet distributed			($1,580,702)		$1,991,570
See financial notes    71

Schwab Bond Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Investments (organized October 26, 1990)	Schwab Treasury Inflation Protected Securities Index Fund
Schwab Short-Term Bond Market Fund	Schwab Tax-Free Bond Fund™
Schwab Intermediate-Term Bond Fund	Schwab California Tax-Free Bond Fund™
Schwab Total Bond Market Fund	Schwab 1000 Index® Fund
Schwab GNMA Fund	Schwab Global Real Estate Fund™

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
72

Schwab Bond Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of February 29, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.
TBA Commitments: The funds may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current market value generally according to the procedures described above in the Security Valuation section. The funds' use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
73

Schwab Bond Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
Agency MBS Transactions: In November 2012, the Treasury Market Practices Group (an industry group sponsored by the Federal Reserve Bank of New York) recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty and systemic risks. The Treasury Market Practices Group recommended market participants exchange two-way variation margin on a regular basis. The Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund and Schwab GNMA Fund post and receive variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreements allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent.The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including lending agent fees associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents were approximately 15% of gross lending revenues through October 2, 2015. For the subsequent period through November 30, 2015, the total costs and expenses to be paid to the unaffiliated lending agents range from 10% to 15%, with subsequent breakpoints to a low of 7.5%, of gross lending revenue. After December 1, 2015, the total costs and expenses to be paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
The value of the securities on loan and the related collateral as of February 29, 2016, if any, are disclosed in each fund's Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
74

Schwab Bond Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The Treasury Market Practices Group recommends voluntary fail charges when securities are not delivered as agreed by the parties.
During the period ended February 29, 2016, the funds received and paid out the following amounts for agency mortgage-backed securities not received or delivered on a timely basis:
	Fail Charges Received	Fail Charges Paid
Schwab Short-Term Bond Market Fund	$—	$—
Schwab Intermediate-Term Bond Fund	7,279	7,501
Schwab Total Bond Market Fund	12,073	11,935
Schwab GNMA Fund	17,501	15,269
Schwab Treasury Inflation Protected Securities Index Fund	—	—
(g) Distributions to Shareholders:
The Schwab Short-Term Bond Market Fund, Schwab Intermediate-Term Bond Fund, Schwab Total Bond Market Fund and the Schwab GNMA Fund declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year.
(h) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(i) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(j) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
75

Schwab Bond Funds
Financial Notes, unaudited (continued)
3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder's investment in the funds will fluctuate, which means that the shareholder could lose money.
Interest Rate Risk. The funds’ investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund's share price: a rise in interest rates could cause the fund's share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund's fixed income securities holdings.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
Prepayment and Extension Risk. The funds' investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds' yield or share price.
High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Foreign Investment Risk. The funds' investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets. To the extent a fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.
Emerging Market Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund's investments in emerging market countries, and at times, it may be difficult to value such investments.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which a fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities.
76

Schwab Bond Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose a fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Derivatives Risk. The funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds. However, these risks are less severe when the funds use derivatives for hedging rather than to enhance the funds' returns or as a substitute for a position or security.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Leverage Risk. Certain fund transactions, such as derivatives and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund's portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Lack of Governmental Insurance or Guarantee. An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
First $500 million	0.30%	0.30%	0.30%	0.30%	0.30%
Over $500 million	0.22%	0.22%	0.22%	0.22%	0.22%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the funds' shares owned by shareholders holding shares through such
77

Schwab Bond Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
service provider. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
0.29%	0.45%	0.29%	0.55%	0.19%
Schwab Total Bond Market Fund has paid legal expenses incurred in prior periods relating to the lawsuit discussed in note 9, as well as another lawsuit that was dismissed by a California court in April of 2011. The legal fees related to these lawsuits were non-routine and would not have been subject to the expense limitation agreement; however, CSIM and its affiliates have voluntarily agreed to include these expenses under the expense limitation agreement. This voluntary agreement is to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain the expense limitation. The expenses advanced by CSIM pursuant to the contractual agreement are subject to reimbursement by the fund to the extent the expenses are subsequently paid or reimbursed to the fund by its insurance carriers.
For legal expenses incurred from the commencement of these lawsuits through June 30, 2011, the fund paid a total of $1,353,656 of which $1,304,150 has been waived by CSIM subject to recoupment in accordance with the provisions noted above. Any legal expenses incurred from July 1, 2011 through February 29, 2016 related to these lawsuits were paid by CSIM and/or its affiliates.
78

Schwab Bond Funds
Financial Notes, unaudited (continued)
4. Affiliates and Affiliated Transactions (continued):
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of each fund in this report that are owned by other Schwab funds as of February 29, 2016, as applicable:
	Underlying Funds
	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab Treasury Inflation Protected Securities Index Fund
Schwab MarketTrack Growth Portfolio	—%	—%	7.7%	—%
Schwab MarketTrack Balanced Portfolio	—%	—%	12.9%	—%
Schwab MarketTrack Conservative Portfolio	—%	—%	9.1%	—%
Schwab MarketTrack Growth Portfolio II	—%	—%	0.3%	—%
Schwab Target 2010 Fund	1.4%	—%	1.0%	1.3%
Schwab Target 2015 Fund	2.4%	—%	1.9%	2.4%
Schwab Target 2020 Fund	7.5%	1.2%	7.0%	5.3%
Schwab Target 2025 Fund	3.5%	1.4%	4.2%	1.0%
Schwab Target 2030 Fund	3.9%	3.0%	5.7%	—%
Schwab Target 2035 Fund	0.9%	1.2%	1.7%	—%
Schwab Target 2040 Fund	0.9%	2.5%	2.6%	—%
Schwab Target 2045 Fund	0.0%*	0.2%	0.1%	—%
Schwab Target 2050 Fund	0.0%*	0.1%	0.1%	—%
Schwab Target 2055 Fund	—%	0.0%*	0.0%*	—%
Schwab Monthly Income Fund — Moderate Payout	—%	2.7%	1.0%	—%
Schwab Monthly Income Fund — Enhanced Payout	—%	7.2%	2.8%	—%
Schwab Monthly Income Fund — Maximum Payout	—%	4.6%	1.8%	—%
Schwab Balanced Fund	—%	9.7%	5.2%	—%
*	Less than 0.05%.
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of the former Schwab Funds and Laudus Funds trustees, the former Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
79

Schwab Bond Funds
Financial Notes, unaudited (continued)
6. Borrowing from Banks:
Prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 29, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities Transactions*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab Short-Term Bond Market Fund	$127,229,707	$51,114,887	$178,344,594
Schwab Intermediate-Term Bond Fund	289,190,871	64,817,672	354,008,543
Schwab Total Bond Market Fund	592,638,422	101,672,197	694,310,619
Schwab GNMA Fund	552,418,816	—	552,418,816
Schwab Treasury Inflation Protected Securities Index Fund	30,764,576	—	30,764,576
	Sales/Maturities of Long-Term U.S. Government Securities Transactions*	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab Short-Term Bond Market Fund	$107,701,767	$39,611,989	$147,313,756
Schwab Intermediate-Term Bond Fund	281,831,837	83,240,110	365,071,947
Schwab Total Bond Market Fund	562,848,578	91,323,101	654,171,679
Schwab GNMA Fund	530,468,947	—	530,468,947
Schwab Treasury Inflation Protected Securities Index Fund	38,644,337	—	38,644,337
*	Includes securities guaranteed by U.S. Government Agencies.
80

Schwab Bond Funds
Financial Notes, unaudited (continued)
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
August 31, 2016	$2,401,089	$—	$—	$—	$—
August 31, 2017	30,633,553	—	81,649,806	—	—
August 31, 2018	15,464,000	—	33,497,357	—	—
No expiration*	—	—	—	8,886,344	—
Total	$48,498,642	$—	$115,147,163	$8,886,344	$—
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2015, the funds had capital losses deferred and capital loss carryforwards utilized as follows:
	Schwab Short-Term Bond Market Fund	Schwab Intermediate-Term Bond Fund	Schwab Total Bond Market Fund	Schwab GNMA Fund	Schwab Treasury Inflation Protected Securities Index Fund
Deferred capital losses	$47,982	$—	$—	$—	$—
Capital loss carryforwards utilized	933,390	—	4,960,141	—	—
Capital losses expired	3,730,938	—	—	—	—
As of August 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the funds did not incur any interest or penalties.
9. Legal Matters:
On August 28, 2008, a class action lawsuit was filed in the U.S. District Court for the Northern District of California on behalf of investors in the Schwab Total Bond Market Fund. The lawsuit, which alleges breaches of contractual and fiduciary duties in connection with the fund’s investment policy, currently names CSIM and certain current and former fund Trustees as defendants. Allegations include that the fund failed to track the performance of its benchmark index for an approximately 18-month period between August, 2007 and February, 2009 and that it deviated from its stated investment objectives by investing in collateralized mortgage obligations (CMOs) and investing more than 25% of fund assets in CMOs and mortgage-backed securities. Plaintiffs seek unspecified compensatory damages and rescission damages, disgorgement, equitable and injunctive relief, and costs and attorneys’ fees. After proceedings before the District Court, all of plaintiffs’ claims were dismissed on March 2, 2011. Plaintiffs then appealed to the Ninth Circuit Court of Appeals. On March 9, 2015, the Ninth Circuit Court of Appeals reversed the District Court’s dismissal and remanded the case back to District Court. A petition by defendants for U.S. Supreme Court review of the Ninth Circuit decision was denied on October 6, 2015. In the interim, the case has been proceeding in District Court, with plaintiffs having filed a fourth amended complaint on June 25, 2015. Defendants moved to dismiss that complaint, and on October 6, 2015, the court dismissed plaintiffs’ contractual claims and the fiduciary duty claims against the fund and trust with prejudice, but declined to dismiss certain of plaintiffs’ claims for fiduciary breach against CSIM and certain current and former fund Trustees. On February 23, 2016, the court dismissed plaintiffs' remaining claims with prejudice. Plaintiffs filed a Notice of Appeal on February 25, 2016. At this time the defendants are unable to estimate whether they will incur a liability or the range of any liability in this matter and any liability incurred could exceed the limits of any potentially applicable insurance policies.
81

Schwab Bond Funds
Financial Notes, unaudited (continued)
10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
82

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Investments (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	455,044,237.249	36,419,955.557
Marie A. Chandoha	477,959,152.412	13,505,040.394
Joseph R. Martinetto	477,030,357.012	14,433,835.794
Robert W. Burns	477,007,412.045	14,456,780.761
John F. Cogan	474,418,782.095	17,045,410.711
Stephen T. Kochis	475,828,281.753	15,635,911.053
David L. Mahoney	475,556,592.663	15,907,600.143
Kiran M. Patel	475,521,368.945	15,942,823.861
Kimberly S. Patmore	477,086,785.812	14,377,406.994
Charles A. Ruffel	476,771,942.158	14,692,250.648
Gerald B. Smith	474,861,961.806	16,602,231.000
Joseph H. Wender	474,877,465.494	16,586,727.312
83

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	96	Director, KLA-Tencor Corporation (2008 – present)
84

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
85

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
86

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
87

Glossary
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Government/Credit: 1 – 5 Years Index  An index that includes investment-grade government and corporate bonds that are denominated in U.S. dollars and have maturities of one to five years. Bonds are represented in the index in proportion to their market value.
Barclays GNMA Index  An index that includes the mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).
Barclays U.S. TIPS (Treasury Inflation-Protected Securities) Index  An index that measures the performance of fixed income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

88

discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations.
These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
89

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
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Schwab® International Core Equity Fund
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Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
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Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
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Schwab Target 2010 Fund
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Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13480-20
00162642

Semiannual report dated February 29, 2016, enclosed.
Schwab Tax-Free Bond Funds

Schwab Tax-Free
Bond Fund™
Schwab California
Tax-Free Bond Fund™

This wrapper is not part of the shareholder report.

Schwab Tax-Free Bond Funds
Semiannual Report
February 29, 2016
Schwab Tax-Free
Bond Fund
Schwab California
Tax-Free Bond Fund

Two ways investors can include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 6 Months Ended February 29, 2016
Schwab Tax-Free Bond Fund (Ticker Symbol: SWNTX)	3.06%
S&P National AMT-Free Municipal Bond Index	3.54%
Barclays 7-Year Municipal Bond Index	3.84%
Fund Category: Morningstar Municipal National Intermediate Bond	3.12%
Performance Details	page 7

Schwab California Tax-Free Bond Fund (Ticker Symbol: SWCAX)	3.22%
S&P California AMT-Free Municipal Bond Index	3.45%
Barclays 7-Year Municipal Bond Index	3.84%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	3.33%
Performance Details	page 8

Minimum Initial Investment[1]	$100
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Please see prospectus for further detail and eligibility requirements.
Schwab Tax-Free Bond Funds1

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
In reviewing the performance of the Schwab Tax-Free Bond Funds over the past six months, it is clear that municipal bonds offered an important alternative holding for investors against the volatility of equities.
Many investors turn to municipal bond funds as a part of the fixed-income allocation of a portfolio, and actively managed tax-free bond funds can help manage credit risk and enhance returns. The Schwab Tax-Free Bond Fund and the Schwab California Tax-Free Bond Fund provide diversified portfolios of investment-grade securities from municipal issuers, and are designed to offer income exempt from federal personal income tax as well as the alternative minimum tax (AMT). The Schwab California Tax-Free Bond Fund is also designed to offer income that is exempt from California state personal income tax.
The low-yield environment of the past few years may have caused some investors to question the value of investing in tax-free bonds. But the recent volatility in equities, along with the relative stability of bond funds, underscores the importance of holding fixed-income securities as part of a diversified investment strategy.
The Schwab Tax-Free Bond Funds benefit from extensive credit research and professional money management. In choosing investments, we consider the macroeconomic outlook and a series of technical factors specific to the municipal marketplace. We also look for liquid securities and those that can provide some return. The tax advantages of these securities and their status as an alternative to more volatile stocks combine to elevate the appeal of tax-free bonds.
Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable
This chart shows how much more the average five-year muni yielded than the average five-year Treasury after federal (or combined California and federal) income tax.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
2Schwab Tax-Free Bond Funds

From the President continued

Many investors turn to municipal bond funds as a part of the fixed income allocation of a portfolio, and actively managed tax-free bond funds can help manage credit risk and enhance returns.

Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Tax-Free Bond Funds, please continue reading this report or visit our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,

Schwab Tax-Free Bond Funds3

The Investment Environment
Over the six-month reporting period ended February 29, 2016, fixed-income markets generally outperformed equity markets amid increased volatility and investor uncertainty. U.S. municipal bonds generated positive returns while yields generally fell (bond yields and bond prices tend to move in opposite directions). The S&P California AMT-Free Muni Bond Index returned 3.45% and the S&P National AMT-Free Muni Bond Index returned 3.54%.
For the same six-month reporting period, the Schwab Tax-Free Bond Funds generated positive returns that reflected the current low interest rate environment. The Schwab California Tax-Free Bond Fund returned 3.22%, while the Schwab Tax-Free Bond Fund returned 3.06%.
Speculation surrounding a potential rise in short-term interest rates in the U.S. was a significant contributor to investor uncertainty during much of the reporting period. Though inflation remained below the target of 2%, the Federal Reserve (the Fed) raised the federal funds rate at its December meeting to a target range of 0.25% to 0.50%. This was the first short-term rate increase by the central bank in almost 10 years, with the last increase occurring in mid-2006. The Fed cited strengthening economic indicators and expanding economic activity as support for this rate increase, as well as the belief that the risks related to a weak global economy had receded. The Fed also noted that any subsequent increases to the federal funds rate would be measured and gradual. As this decision was largely expected and considered by many to already be priced into fixed-income markets, this announcement created little movement in municipal bond markets.
As the U.S. took additional steps toward a tighter monetary policy, many other central banks took the opposite approach and increased their accommodative policy measures. A stalling economy led the People’s Bank of China to lower its interest rate twice during the reporting period, while the Bank of Japan (the BOJ) was one of several central banks to implement sub-zero short-term interest rates to stimulate growth and combat threats of deflation. Both the BOJ and the European Central Bank (the ECB) expanded their quantitative easing programs over the six-month reporting period, and many central banks, including the ECB, maintained interest rates at or near 0.00%. This divergence in monetary policies between the Fed and central banks outside the U.S. supported a strong U.S. dollar, while also highlighting the relative strength of the U.S. economy compared to other economies around the world. However, despite this relative strength, concerns still remained about the resiliency of U.S. economic growth. During her congressional testimony in February, Fed Chair Janet Yellen was questioned about the possibility of a negative federal funds rate. Though the Fed had just raised short-term rates in December, Yellen acknowledged that while it was unlikely, a negative federal funds rate was an option if U.S. economic conditions worsened significantly. While no additional moves in either direction had been made as of the end of the reporting period, the mention of negative rates was enough to send stocks and oil downward, widen the spread on corporate bonds, and increase currency volatility.
Contributing to global economic weakness were currency devaluations and China’s economic slowdown. In addition, as China is the second largest consumer of oil after the U.S., concerns of lessening demand in China drove oil prices drastically lower over the reporting period. Overall demand for oil failed to keep pace with supply, resulting in excess reserves globally. In December, the Organization of the Petroleum Exporting Countries (OPEC) decided to maintain current production levels despite the excess supply, causing oil prices to drop even further. Oil prices subsequently rallied in February as discussions surrounding a production cap progressed between OPEC and non-members, though no decision was reached by the end of the reporting period.
Over the past six-months, improving credit conditions and global growth concerns increased the appeal of fixed-income securities for many investors. With heightened market volatility and investor uncertainty continuing, demand for municipal securities was steady while supply remained limited. Though many municipalities issued new debt over the reporting period, much of this issuance was from the refinancing of outstanding bonds, and so overall supply was little changed.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
4Schwab Tax-Free Bond Funds

California State Investment Environment
California’s financial position has improved with the state’s economic rebound and higher tax revenues have been directed toward repayment of accumulated recession-era liabilities and building a rainy day fund.
California’s budget for fiscal 2016 (7/1/15-6/30/16) was balanced on strong revenue growth, especially income taxes derived from capital gains. The plan largely reflected the Governor’s on-going financial priorities, with much of the growth in revenues directed to paying down accumulated recession-era liabilities and other one-time spending. The budget also provided California’s school districts with $7.6 billion of additional appropriations in compliance with Proposition 98's minimum requirements.
Through February 2016 the state had collected nearly $1.4 billion more in revenues than had been originally projected. Personal income taxes collections were 3.3% above projections but were somewhat offset by sales and use taxes which were 2.3% below the forecast. Recently updated projections for fiscal 2016 anticipate general fund revenues to exceed the budget by about $3.5 billion, or 3.0%. The state expects to end fiscal 2016 with $9.6 billion in reserves, which is equal to 8.3% of annual spending.
On January 7, 2016, Governor Brown introduced his spending plan for fiscal 2017. The budget projects general fund revenues of $120.6 billion and expenditures totaling $122.6 billion, including a $3.6 billion addition to the budget stabilization account. This proposal is designed to position the state for the next economic recession, with much of the still strong revenue growth set aside for reserves and one-time spending. The budget also boosts spending on K-12 and community college education by $5.4 billion and for the University of California and California State University by $250 million. If the budget is adopted as proposed, the state projects ending fiscal 2017 with $11.2 billion of reserves, including $8.0 billion in the budget stabilization account, or 9.1% of annual spending.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Though the current outlook for state funding is improved, California’s earlier budget cuts have had varying impacts on the credit quality of these issuers. Although California school districts and community college districts receive over 55% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. The state projects that statewide assessed property values will grow by 5.6% for fiscal 2017, but the rate of growth varies significantly by district and some areas that experienced the most development just prior to the recession have not yet returned to their pre-recession levels.
Counties continue to rebuild their financial positions from growth in their property tax bases and other revenue streams and that growth has allowed them to restore some services that were cut in response to prior cuts in state aid. The outlook for many of California’s cities has improved, with stronger growth in sales and business taxes. However, they continue to face cost pressures especially in the areas of pensions and healthcare benefits. The City of Stockton formally exited bankruptcy protection in February 2015, while the City of San Bernardino continues to work toward a reorganization plan. Stockton and San Bernardino were both centers for the recent housing market boom and bust.
California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente have been generally insulated from the state’s earlier financial difficulties as they pay off their bonds with revenues received from the services they provide to customers. California has endured four consecutive years of drought. While the economic impact of the drought has primarily affected the state’s agricultural sector, which accounts for about 2.1% of the state’s gross domestic product, the state’s largest water agencies have responded through conservation measures, rate adjustments and draws on stored supply.
California’s economy has significantly rebounded from the recent recession and is growing at a moderate pace. The state gained 451,600 jobs from February 2015 to February 2016, a 2.8% increase, continuing on from the 465,900 jobs gained in calendar year 2015. California’s unemployment rate declined to 5.5% in February 2016, down from 6.7% in February 2015. That compares to the national average of 4.9% for February 2016.
With its diversified and recovering economy and finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from Standard & Poor’s Ratings Services, and A+ from Fitch Ratings, all with stable outlooks.
Schwab Tax-Free Bond Funds5

Fund Management
Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of each of the tax-free bond funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

John Khodarahmi, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Khodarahmi was a Vice President and Senior Municipal Trader at Eaton Vance Management for the firm’s tax-free bond funds since 2002. He has worked in fixed-income asset management and trading since 1992.
6Schwab Tax-Free Bond Funds

Schwab Tax-Free Bond Fund
Performance and Fund Facts as of 2/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (9/11/92)	3.06%	3.24%	4.59%	4.38%
S&P National AMT-Free Municipal Bond Index	3.54%	3.76%	5.26%	N/A
Barclays 7-Year Municipal Bond Index	3.84%	3.95%	4.66%	4.94%
Fund Category: Morningstar Municipal National Intermediate Bond	3.12%	3.00%	4.62%	3.88%
Fund Expense Ratios4: Net 0.49%; Gross 0.57%

Yields
30-Day SEC Yield[1,3]	1.05%
30-Day SEC Yield-No Waiver[1,5]	0.98%
Taxable-Equivalent Yield[6]	1.86%
12-Month Distribution Yield[1,3]	2.18%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[7]
Fixed Rate Bonds	93.3%
Put Bonds	1.7%
Floating Rate Notes	1.4%
Variable Rate Demand Obligations	2.0%
Refunded Bonds	1.5%
Other	0.1%
By Credit Quality[8]
AAA	15.0%
AA	38.0%
A	30.5%
BBB	14.3%
BB	0.9%
Unrated Securities	1.3%
Weighted Average Maturity[9]	5.1 Yrs
Weighted Average Duration[9]	4.9 Yrs

Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable-equivalent yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[9]	See Glossary for definitions of maturity and duration.
Schwab Tax-Free Bond Funds7

Schwab California Tax-Free Bond Fund
Performance and Fund Facts as of 2/29/16
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (2/24/92)	3.22%	3.49%	4.97%	4.19%
S&P California AMT-Free Municipal Bond Index	3.45%	3.91%	6.24%	N/A
Barclays 7-Year Municipal Bond Index	3.84%	3.95%	4.66%	4.94%
Fund Category: Morningstar Municipal California Intermediate/Short Bond	3.33%	3.48%	5.20%	3.97%
Fund Expense Ratios4: Net 0.49%; Gross 0.60%

Yields
30-Day SEC Yield[1,3]	0.90%
30-Day SEC Yield-No Waiver[1,5]	0.80%
Taxable-Equivalent Yield[6]	1.82%
12-Month Distribution Yield[1,3]	2.75%
Portfolio Composition % of investments
These tables show two different views of the fund’s portfolio: by type of security and credit quality of the security.
By Security Type[7]
Fixed Rate Bonds	94.2%
Put Bonds	0.8%
Variable Rate Demand Obligations	0.5%
Refunded Bonds	4.0%
Floating Rate Notes	0.5%
Other	0.0%
By Credit Quality[8]
AAA	2.4%
AA	54.3%
A	38.0%
BBB	4.6%
Unrated Securities	0.7%
Weighted Average Maturity[9]	5.2 Yrs
Weighted Average Duration[9]	5.0 Yrs

Management views and portfolio holdings may have changed since the report date.
For index definitions, please see the Glossary.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc.
[3]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable-equivalent yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.
[7]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[8]	Based on ratings from Moody’s. The fund has selected Moody’s to provide credit ratings based on the recommendation from the fund’s investment adviser, who has determined that Moody’s strong depth and established expertise make it a reliable source for ratings of securities in which the fund may invest. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. To the extent Standard & Poor’s does not provide a rating, the fund will use a rating provided by Fitch Ratings, Inc. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies.
[9]	See Glossary for definitions of maturity and duration.
8Schwab Tax-Free Bond Funds

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2015 and held through February 29, 2016.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 9/1/15	Ending Account Value (Net of Expenses) at 2/29/16	Expenses Paid During Period[2] 9/1/15–2/29/16
Schwab Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$1,030.60	$ 2.47
Hypothetical 5% Return	0.49%	$1,000.00	$ 1,022.46	$2.46
Schwab California Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$ 1,032.20	$2.48
Hypothetical 5% Return	0.49%	$1,000.00	$ 1,022.46	$2.46
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
Schwab Tax-Free Bond Funds9

Schwab Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$11.82	$11.97	$11.36	$12.10	$11.62	$11.72
Income (loss) from investment operations:
Net investment income (loss)	0.13 [1]	0.26 [1]	0.27	0.27	0.30	0.31
Net realized and unrealized gains (losses)	0.23	(0.03)	0.61	(0.58)	0.54	0.06
Total from investment operations	0.36	0.23	0.88	(0.31)	0.84	0.37
Less distributions:
Distributions from net investment income	(0.13)	(0.26)	(0.27)	(0.27)	(0.30)	(0.31)
Distributions from net realized gains	(0.06)	(0.12)	—	(0.16)	(0.06)	(0.16)
Total distributions	(0.19)	(0.38)	(0.27)	(0.43)	(0.36)	(0.47)
Net asset value at end of period	$11.99	$11.82	$11.97	$11.36	$12.10	$11.62
Total return	3.06% [2]	1.95%	7.86%	(2.65%)	7.34%	3.34%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [3]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.57% [3]	0.57%	0.58%	0.56%	0.59%	0.61%
Net investment income (loss)	2.23% [3]	2.21%	2.34%	2.27%	2.51%	2.74%
Portfolio turnover rate	17% [2]	92%	81%	110%	102%	128%
Net assets, end of period (x 1,000,000)	$672	$640	$627	$602	$684	$484

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized (except for proxy costs).
10    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
91.1%	Fixed-Rate Obligations	580,677,371	612,357,422
7.5%	Variable-Rate Obligations	49,969,839	50,301,273
98.6%	Total Investments	630,647,210	662,658,695
1.4%	Other Assets and Liabilities, Net		9,227,028
100.0%	Net Assets		671,885,723

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 91.1% of net assets
ALABAMA 0.4%
BIRMINGHAM ALA
GO BOND SERIES 2010-A	5.00%	02/01/18 (e)	1,160,000	1,255,758
PELL CITY ALA SPL CARE FACS FING AUTH
HOSPITAL REV (NOLAND HEALTH SERVICES) BOND SERIES 2012-A	5.00%	12/01/19	240,000	270,650
HOSPITAL REV (NOLAND HEALTH SERVICES) BOND SERIES 2012-A	5.00%	12/01/20	900,000	1,037,844
				2,564,252
ALASKA 1.3%
ALASKA HOUSING FINANCE CORP
GO BOND SERIES 2012A	5.00%	12/01/17	1,105,000	1,189,599
ALASKA INDL DEV & EXPT AUTH
HOSPITAL REV (GREATER FAIRBANKS CMNTY HOSP FNDTN) BOND SERIES 2014	5.00%	04/01/22	500,000	591,010
NORTH SLOPE BORO ALASKA
GO BOND SERIES 2013A	5.00%	06/30/19	1,000,000	1,134,100
GO BOND SERIES 2014C	5.00%	06/30/24 (b)	1,000,000	1,189,320
WATER & SEWER REV BOND SERIES 2014	5.00%	06/30/20	820,000	955,046
WATER & SEWER REV BOND SERIES 2014	5.00%	06/30/22 (b)	1,130,000	1,330,744
WATER & SEWER REV BOND SERIES 2014	5.00%	06/30/23 (b)	1,890,000	2,200,262
				8,590,081
ARIZONA 1.5%
ARIZONA HEALTH FAC AUTH
HOSPITAL REV (PHOENIX CHILDREN HOSP) BOND SERIES 2013B	5.00%	02/01/43 (b)	1,000,000	1,095,660
GILA CNTY ARIZ UNI SCH DIST NO 10 PAYSON
GO BOND SERIES 2008B	5.75%	07/01/28 (b)(e)(g)(h)	1,375,000	1,535,284
MARICOPA CNTY ARIZ UNI SCH DIST NO 60 HIGLEY
GO BOND SERIES 2015	3.00%	07/01/18	550,000	575,493
GO BOND SERIES 2015	4.00%	07/01/19	500,000	547,230
GO BOND SERIES 2015	4.00%	07/01/20	580,000	646,108
MARICOPA CNTY ARIZ UNI SCH DIST NO 69 PARADISE VY
GO BOND SERIES 2016 A	3.00%	07/01/23 (d)	500,000	540,500
GO BOND SERIES 2016 A	2.75%	07/01/25 (d)	500,000	522,865
PIMA CNTY ARIZ
GO BOND SERIES A	4.00%	07/01/22	140,000	161,776
LEASE REV BOND SERIES A	5.00%	12/01/17	550,000	590,683
LEASE REV BOND SERIES A	5.00%	12/01/18	400,000	443,372
See financial notes    11

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
LEASE REV BOND SERIES A	5.00%	12/01/19	500,000	571,305
LEASE REV BOND SERIES B	5.00%	12/01/16	625,000	646,606
TUCSON ARIZ
LEASE REV BOND SERIES 2014	4.00%	07/01/22	700,000	801,129
LEASE REV BOND SERIES 2014	4.00%	07/01/23 (a)	700,000	800,779
UNIVERSITY MEDICAL CENTER CORP ARIZ
HOSPITAL REV BOND SERIES 2009	5.50%	07/01/16 (h)	100,000	101,796
HOSPITAL REV BOND SERIES 2009	6.00%	07/01/18 (h)	300,000	336,705
				9,917,291
ARKANSAS 1.2%
CABOT ARK
SALES TAX REV (CABOT ARK SALES & USE TAX) BOND SERIES 2013	2.55%	06/01/43 (b)	915,000	941,819
FAYETTEVILLE ARK
SALES TAX REV (FAYETTEVILLE ARK SALES TAX REV) BOND SERIES 2013	2.80%	11/01/24	1,515,000	1,531,983
FORT SMITH ARK
SALES TAX REV (CITY OF FORT SMITH AR SALES & USE TAX REVENUE) BOND SERIES 2012	2.38%	05/01/27 (b)	130,000	130,254
LITTLE ROCK ARK
GO BOND SERIES 2012	3.10%	03/01/32 (b)	1,005,000	1,010,075
LITTLE ROCK ARK SWR
WATER & SEWER REV BOND SERIES 2015	3.00%	04/01/23	735,000	796,909
WATER & SEWER REV BOND SERIES 2015	5.00%	10/01/23	665,000	813,328
WATER & SEWER REV BOND SERIES 2015	3.00%	04/01/24	1,210,000	1,307,465
ROGERS ARK
SALES TAX REV (ROGERS SALES & USE TAX AR) BOND SERIES 2015	2.13%	11/01/29 (b)	1,760,000	1,782,141
				8,313,974
CALIFORNIA 9.8%
ABAG FIN CORP CALIF
HEALTHCARE REV (EPISCOPAL SENIOR CMNTYS) BOND SERIES 2012B	5.00%	07/01/19	1,000,000	1,105,790
ANAHEIM CALIF PUB FING AUTH
LEASE REV (ANAHEIM CA (CITY OF)) BOND SERIES 2008	5.00%	08/01/17	955,000	1,015,375
CALIFORNIA HEALTH FACS FING AUTH
HOSPITAL REV (EL CAMINO HOSPITAL) BOND SERIES 2015A	5.00%	02/01/22	500,000	605,665
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
UNIVERSITY REV (UNIVERSITY OF CALIFORNIA) BOND SERIES 2010A	5.00%	05/15/27 (b)(e)	2,005,000	2,313,489
CALIFORNIA MUN FIN AUTH
UNIVERSITY REV (AZUSA PACIFIC UNIV CALIF) BOND SERIES 2015B	5.00%	04/01/23	600,000	692,148
UNIVERSITY REV (AZUSA PACIFIC UNIV CALIF) BOND SERIES 2015B	5.00%	04/01/24	600,000	695,208
UNIVERSITY REV (AZUSA PACIFIC UNIV CALIF) BOND SERIES 2015B	5.00%	04/01/26 (b)	1,065,000	1,225,336
CALIFORNIA ST DEPT WTR RES PWR SUPPLY REV
POWER REV BOND SERIES 2005G-4	5.00%	05/01/16 (e)	750,000	756,412
CALIFORNIA STATE PUB WKS BRD
LEASE REV (STATE OF CALIFORNIA) BOND SERIES H	5.00%	12/01/20	1,605,000	1,904,188
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
HOSPITAL REV (ST JOSEPH HEALTH SYSTEM) BOND SERIES 2000	4.50%	07/01/18	1,020,000	1,064,666
EMERYVILLE REDEVELOPMENT AGENCY SUCCESSOR AGENCY
SPECIAL TAX REV BOND SERIES 2014 A	5.00%	09/01/21	2,000,000	2,408,800
FRESNO CALIF
AIRPORT REV (FRESNO CA ARPT REVENUE) BOND SERIES 2013A	5.00%	07/01/23	105,000	127,160
AIRPORT REV (FRESNO CA ARPT REVENUE) BOND SERIES 2013A	5.00%	07/01/30 (b)	90,000	102,346
INGLEWOOD CALIF UNI SCH DIST
GO BOND SERIES 2013 A	5.25%	08/01/27 (b)	835,000	980,958
JURUPA CALIF PUB FING AUTH REV
SPECIAL TAX REV (JURUPA COMMUNITY SERVICES DISTRICT) BOND SERIES 2014A	5.00%	09/01/21	600,000	713,820
SPECIAL TAX REV (JURUPA COMMUNITY SERVICES DISTRICT) BOND SERIES 2014A	5.00%	09/01/22	460,000	556,471
KERN CNTY CALIF
LEASE REV BOND SERIES A	5.00%	11/01/16	1,935,000	1,990,322
12    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
LOS ANGELES CALIF
GO BOND SERIES 2010A	4.00%	06/01/19	3,070,000	3,367,882
LOS ANGELES CALIF MUN IMPT CORP
LEASE REV (LOS ANGELES CALIF) BOND SERIES 2009A	5.00%	04/01/17	975,000	1,024,013
LEASE REV (LOS ANGELES CALIF) BOND SERIES 2009C	4.00%	09/01/16	1,050,000	1,070,349
LEASE REV (LOS ANGELES CALIF) BOND SERIES 2009C	4.00%	09/01/17	100,000	105,330
LOS ANGELES CNTY CALIF CMNTY FACS DIST NO 4
SPECIAL TAX REV BOND SERIES 2014	5.00%	09/01/26 (b)	1,500,000	1,781,505
NEW HAVEN CALIF UNI SCH DIST
GO BOND SERIES B	5.00%	08/01/21	1,000,000	1,202,530
OAKLAND CA REDEVELOPMENT SUCCESSOR AGENCY
SPECIAL TAX REV BOND SERIES 2013	5.00%	09/01/17	3,500,000	3,724,595
OAKLAND CALIF UNI SCH DIST
GO BOND SERIES 2015A	5.00%	08/01/27 (b)	1,295,000	1,554,026
GO BOND SERIES 2015A	5.00%	08/01/28 (b)	1,000,000	1,186,840
PALO ALTO CALIF
SPECIAL TAX REV (PALO ALTO UNIVERSITY AVE AREA OFF-ST PARKING ASSESSMENT DIST) BOND SERIES 2012	4.00%	09/02/19	180,000	195,664
SPECIAL TAX REV (PALO ALTO UNIVERSITY AVE AREA OFF-ST PARKING ASSESSMENT DIST) BOND SERIES 2012	4.00%	09/02/21	275,000	306,782
PASADENA CALIF
LEASE REV BOND SERIES 2015A	5.00%	02/01/27 (b)	750,000	926,565
LEASE REV BOND SERIES 2015A	5.00%	02/01/28 (b)	785,000	960,385
LEASE REV BOND SERIES 2015A	5.00%	02/01/29 (b)	700,000	848,512
PASADENA CALIF PUB FING AUTH
LEASE REV (PASADENA CALIF) BOND SERIES 2010A	5.00%	03/01/22 (b)	360,000	420,905
RANCHO CUCAMONGA CALIF REDEV AGY
SPECIAL TAX REV BOND SERIES 2014	5.00%	09/01/26 (b)	755,000	919,477
RIVERSIDE CNTY CALIF TRANSN COMMN
SALES TAX REV BOND SERIES 2010	5.00%	06/01/32 (b)	3,530,000	4,051,169
SALINAS CALIF UN HIGH SCH DIST
BOND ANTICIPATION NOTE SERIES 2015	0.00%	08/01/20 (b)(f)	2,000,000	1,849,740
SAN DIEGO CALIF PUB FACS FING AUTH
LEASE REV (SAN DIEGO CALIF) BOND SERIES 2010A	3.88%	03/01/18	2,165,000	2,306,006
SAN DIEGO CALIF UNI SCH DIST
GO BOND SERIES 2010C	0.00%	07/01/31 (f)	1,950,000	1,168,791
GO BOND SERIES 2010C	0.00%	07/01/32 (f)	1,500,000	854,325
GO BOND SERIES 2010C	0.00%	07/01/33 (f)	1,000,000	545,600
GO BOND SERIES 2010C	0.00%	07/01/34 (f)	1,650,000	858,429
GO BOND SERIES 2010C	0.00%	07/01/35 (f)	1,300,000	635,544
SAN FRANCISCO CALIF CMNTY COLLEGE DIST
GO BOND SERIES 2010 D	5.00%	06/15/29 (b)	1,000,000	1,150,790
SAN MATEO FOSTER CITY CALIF SCH DIST
GO BOND SERIES 2012	4.00%	09/01/18	1,885,000	2,046,262
GO BOND SERIES 2012	5.00%	09/01/20	2,195,000	2,597,146
SANTA CRUZ COUNTY CALIF REDEVELOPMENT AGENCY
SPECIAL TAX REV BOND SERIES 2014	5.00%	09/01/22	1,235,000	1,503,946
SPECIAL TAX REV BOND SERIES 2014	5.00%	09/01/23	1,000,000	1,228,960
SPECIAL TAX REV BOND SERIES 2014	5.00%	09/01/24	1,250,000	1,549,662
STATE OF CALIFORNIA
GO BOND	5.00%	11/01/32 (b)(e)	1,240,000	1,323,316
GO BOND SERIES A	5.00%	04/01/38 (b)	500,000	538,860
TIBURON/BELVEDERE WASTEWATER FINANCING AUTHORITY
WATER & SEWER REV (MARIN COUNTY SANITARY DISTRICT #5, CA) BOND SERIES 2012	3.00%	10/01/21	140,000	155,019
UNIVERSITY OF CALIFORNIA
UNIVERSITY REV BOND SERIES 2012G	5.00%	05/15/42 (b)	500,000	579,545
UPLAND CALIF
COP REV (SAN ANTONIO CMNTY HOSP) BOND SERIES 2011	5.50%	01/01/19	1,165,000	1,287,325
COP REV (SAN ANTONIO CMNTY HOSP) BOND SERIES 2011	5.50%	01/01/20	1,260,000	1,429,886
				65,513,835
See financial notes    13

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
COLORADO 1.5%
BOULDER CNTY COLO
LEASE REV BOND SERIES 2015	5.00%	12/01/18	775,000	861,723
LEASE REV BOND SERIES 2015	5.00%	12/01/24 (b)	375,000	440,276
LEASE REV BOND SERIES 2015	5.00%	12/01/25 (b)	500,000	586,400
COLORADO HEALTH FACS AUTH REV
HEALTHCARE REV (COVENANT RETIREMENT COMMUNITIES INC) BOND SERIES 2015A	2.00%	12/01/16	515,000	519,146
HEALTHCARE REV (COVENANT RETIREMENT COMMUNITIES INC) BOND SERIES 2015A	3.00%	12/01/17	700,000	721,546
HEALTHCARE REV (COVENANT RETIREMENT COMMUNITIES INC) BOND SERIES 2015A	4.00%	12/01/18	575,000	613,059
HOSPITAL REV (NATIONAL JEWISH HEALTH) BOND SERIES 2012	5.00%	01/01/19 (e)	1,735,000	1,844,513
HOSPITAL REV (NATIONAL JEWISH HEALTH) BOND SERIES 2012	5.00%	01/01/21	1,900,000	2,056,104
HOSPITAL REV (VAIL CLINIC INC) BOND SERIES 2015	5.00%	01/15/26	900,000	1,125,513
HOSPITAL REV (VAIL CLINIC INC) BOND SERIES 2015	5.00%	01/15/29 (b)	780,000	953,160
UNIVERSITY COLO HOSP AUTH
HOSPITAL REV BOND SERIES 2012A	5.00%	11/15/16	440,000	454,331
				10,175,771
CONNECTICUT 1.0%
CONNECTICUT STATE OF
TRANSPORTATION REV (CONNECTICUT SPECIAL TAX) BOND SERIES A	5.00%	08/01/27 (b)	2,000,000	2,466,680
GREATER NEW HAVEN WTR POLLUTION CTL AUTH CONN REGL
WATER & SEWER REV BOND SERIES 2014B	5.00%	08/15/26 (b)	625,000	762,550
OXFORD CONN
GO BOND SERIES 2011	3.00%	08/01/16	120,000	121,326
GO BOND SERIES 2011	4.00%	08/01/17	1,405,000	1,472,707
GO BOND SERIES 2011	4.00%	08/01/18	1,445,000	1,555,990
GO BOND SERIES 2011	4.00%	08/01/19	450,000	496,022
STAMFORD CONN
WATER & SEWER REV (STAMFORD CT WTR POLL CONTROL) BOND SERIES 2013A	5.00%	08/15/29 (b)	15,000	18,064
				6,893,339
DELAWARE 0.2%
DELAWARE ST HSG AUTH
SINGLE FAM HOUSING REV BOND SERIES A-2	4.25%	07/01/29 (b)	1,125,000	1,169,663
DISTRICT OF COLUMBIA 0.3%
DISTRICT OF COLUMBIA (WASHINGTON DC)
SPECIAL TAX REV (DISTRICT COLUMBIA INCOME TAX REV) BOND SERIES 2009A	5.25%	12/01/27 (b)(e)	300,000	347,196
SPECIAL TAX REV (DISTRICT COLUMBIA INCOME TAX REV) BOND SERIES 2010-A	5.00%	12/01/30 (b)	1,210,000	1,393,109
				1,740,305
FLORIDA 6.7%
ALACHUA CNTY FLA HEALTH FACS AUTH
HOSPITAL REV (SHANDS TEACHING HOSPITAL AND CLINICS INC) BOND SERIES 2008 D1	6.25%	12/01/18	500,000	567,375
FLORIDA HIGHER EDL FACS FING AUTH
UNIVERSITY REV (UNIVERSITY OF TAMPA) BOND SERIES 2012A	5.00%	04/01/19	1,030,000	1,133,649
UNIVERSITY REV (UNIVERSITY OF TAMPA) BOND SERIES 2012A	5.25%	04/01/42 (b)	400,000	435,556
FLORIDA PORTS FING COMMN
TRANSPORTATION REV (FLORIDA TRANSPORTATION TRUST FUND) BOND SERIES 2011A	5.00%	10/01/28 (b)	1,500,000	1,773,135
HILLSBOROUGH CNTY FLA SCH DIST
LEASE REV BOND SERIES 2010-A	5.00%	07/01/24 (b)	3,385,000	3,875,453
SALES TAX REV (HILLSBOROUGH SD SALES TAX) BOND SERIES 2015B	5.00%	10/01/21	1,500,000	1,788,390
SALES TAX REV (HILLSBOROUGH SD SALES TAX) BOND SERIES 2015B	5.00%	10/01/23	2,000,000	2,444,500
14    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
HOLLYWOOD FLA CMNTY REDEV AGY
SPECIAL TAX REV BOND SERIES 2015	5.00%	03/01/24	3,000,000	3,567,120
KISSIMMEE FLA UTIL AUTH
POWER REV BOND SERIES 2003	5.25%	10/01/18	150,000	166,169
MARTIN CNTY FLA HEALTH FACS AUTH
HOSPITAL REV (MARTIN MEMORIAL MEDICAL CENTER) BOND SERIES 2015	5.00%	11/15/21	1,500,000	1,741,905
HOSPITAL REV (MARTIN MEMORIAL MEDICAL CENTER) BOND SERIES 2015	5.00%	11/15/23	1,500,000	1,774,905
MIAMI BEACH FLA HEALTH FACS AUTH
HOSPITAL REV (MOUNT SINAI MEDICAL CENTER OF FL) BOND SERIES 2014	5.00%	11/15/21	100,000	117,485
HOSPITAL REV (MOUNT SINAI MEDICAL CENTER OF FL) BOND SERIES 2014	5.00%	11/15/22	150,000	179,336
HOSPITAL REV (MOUNT SINAI MEDICAL CENTER OF FL) BOND SERIES 2014	5.00%	11/15/24	400,000	480,432
HOSPITAL REV (MOUNT SINAI MEDICAL CENTER OF FL) BOND SERIES 2014	5.00%	11/15/25 (b)	250,000	297,432
MIAMI BEACH FLA REDEV AGY
SPECIAL TAX REV BOND SERIES 2015A	4.00%	02/01/17	700,000	721,574
SPECIAL TAX REV BOND SERIES 2015A	4.00%	02/01/18	410,000	434,485
SPECIAL TAX REV BOND SERIES 2015A	4.00%	02/01/19	840,000	910,997
MIAMI-DADE CNTY FLA
AIRPORT REV (MIAMI INTL ARPT) BOND SERIES 2010 A-1	5.00%	10/01/20	500,000	585,245
AIRPORT REV (MIAMI INTL ARPT) BOND SERIES 2010 A-1	5.50%	10/01/26 (b)	4,690,000	5,506,857
TOLL REV (RICKENBACKER CAUSEWAY FL) BOND SERIES 2014	5.00%	10/01/23	740,000	889,517
TOLL REV (RICKENBACKER CAUSEWAY FL) BOND SERIES 2014	5.00%	10/01/25 (b)	810,000	972,907
TOLL REV (RICKENBACKER CAUSEWAY FL) BOND SERIES 2014	5.00%	10/01/35 (b)	575,000	652,171
TOLL REV (RICKENBACKER CAUSEWAY FL) BOND SERIES 2014	5.00%	10/01/36 (b)	890,000	1,006,599
MIAMI-DADE CNTY FLA EDL FACS AUTH
UNIVERSITY REV (UNIVERSITY OF MIAMI) BOND SERIES 2008A	5.25%	04/01/16 (e)(h)	600,000	602,706
UNIVERSITY REV (UNIVERSITY OF MIAMI) BOND SERIES 2015A	5.00%	04/01/30 (b)	1,150,000	1,357,322
MIAMI-DADE COUNTY EXPRESSWAY AUTHORITY
TOLL REV BOND SERIES 2014A	5.00%	07/01/22	550,000	664,697
TOLL REV BOND SERIES 2014A	4.00%	07/01/23	1,730,000	1,998,288
TOLL REV BOND SERIES 2014A	5.00%	07/01/24	625,000	771,319
ORANGE CNTY FLA HEALTH FACS AUTH
HOSPITAL REV (NEMOURS FOUNDATION, FL) BOND SERIES 2009A	5.00%	01/01/18	300,000	322,320
HOSPITAL REV (NEMOURS FOUNDATION, FL) BOND SERIES 2009A	5.00%	01/01/19	545,000	606,836
PALM BEACH CNTY FLA HEALTH FACS AUTH
HOSPITAL REV (BOCA RATON FLA REGIONAL HOSPITAL) BOND SERIES 2014	5.00%	12/01/22	800,000	947,176
PALM BEACH CNTY FLA SOLID WASTE AUTH
WASTE/POLLUTION REV BOND SERIES 2009	5.25%	10/01/18 (a)	1,900,000	2,123,478
PASCO CNTY FLA
WATER & SEWER REV (PASCO CNTY FLA WTR & SWR REV) BOND SERIES 2009A	5.00%	10/01/16	75,000	77,088
PORT ST LUCIE FLA UTIL SYS REV
UTILITY REV BOND SERIES 2014	5.00%	09/01/20	250,000	289,003
UTILITY REV BOND SERIES 2014	5.00%	09/01/21	250,000	294,522
UTILITY REV BOND SERIES 2014	5.00%	09/01/22	485,000	577,465
UTILITY REV BOND SERIES 2014	5.00%	09/01/23	350,000	420,318
SUMTER CNTY FLA INDL DEV AUTH
HOSPITAL REV (CENTRAL FLORIDA HEALTH ALLIANCE) BOND SERIES 2014A	5.00%	07/01/22	200,000	236,598
HOSPITAL REV (CENTRAL FLORIDA HEALTH ALLIANCE) BOND SERIES 2014A	5.00%	07/01/24 (b)	150,000	178,955
TAMPA BAY WTR FLA
WATER & SEWER REV BOND SERIES 2011	5.00%	10/01/18	850,000	943,950
TAMPA FLA
SALES TAX REV BOND SERIES 2010	4.00%	10/01/20	535,000	604,042
SALES TAX REV BOND SERIES 2010	5.00%	10/01/21 (b)	140,000	163,426
				45,202,703
See financial notes    15

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GEORGIA 0.2%
COLUMBIA CNTY GA
GO BOND SERIES 2015	5.00%	04/01/20	300,000	348,219
GO BOND SERIES 2015	5.00%	04/01/21	400,000	477,440
GO BOND SERIES 2015	5.00%	04/01/22	200,000	243,940
GO BOND SERIES 2015	5.00%	04/01/23	200,000	247,100
FULTON CNTY GA DEV AUTH
UNIVERSITY REV (GEORGIA STATE UNIVERSITY FOUNDATION INC) BOND SERIES 2011	5.00%	10/01/17	185,000	196,165
				1,512,864
GUAM 0.4%
GUAM POWER AUTHORITY
POWER REV BOND SERIES 2014A	5.00%	10/01/20	500,000	575,275
POWER REV BOND SERIES 2014A	5.00%	10/01/21	1,095,000	1,280,482
POWER REV BOND SERIES 2014A	5.00%	10/01/25 (b)	720,000	850,709
				2,706,466
HAWAII 0.7%
HAWAII ST HSG FIN & DEV CORP
SINGLE FAM HOUSING REV BOND SERIES 2011B	4.50%	01/01/26 (b)	1,285,000	1,326,634
HAWAII STATE OF
GO BOND SERIES EH	5.00%	08/01/20	3,000,000	3,528,720
				4,855,354
IDAHO 0.9%
CANYON CNTY IDAHO SCH DIST NO 131
GO BOND SERIES 2011B	3.50%	08/15/19 (a)(e)	1,535,000	1,665,368
GO BOND SERIES 2011B	4.00%	08/15/21 (a)(e)	1,835,000	2,087,606
GO BOND SERIES 2011B	4.00%	08/15/22 (a)(e)	800,000	920,808
UNIVERSITY OF IDAHO
UNIVERSITY REV BOND SERIES 2014	5.00%	04/01/21	350,000	416,276
UNIVERSITY REV BOND SERIES 2014	5.00%	04/01/24 (b)	200,000	237,672
UNIVERSITY REV BOND SERIES 2014	5.00%	04/01/26 (b)	300,000	351,540
				5,679,270
ILLINOIS 6.1%
BELLWOOD ILL
GO BOND SERIES 2014	4.00%	12/01/21	500,000	555,340
GO BOND SERIES 2014	5.00%	12/01/32 (b)	2,250,000	2,507,895
CHICAGO (CITY OF)
AIRPORT REV (CHICAGO ILL O HARE INTL ARPT) BOND SERIES 2015B	5.00%	01/01/28 (b)	1,750,000	2,096,518
AIRPORT REV (CHICAGO ILL O HARE INTL ARPT) BOND SERIES 2015B	5.00%	01/01/29 (b)	1,100,000	1,310,111
PASSENGER FACILITY CHARGE REV (CHICAGO IL OHARE INTL ARPT - PFC) BOND SERIES 2010 D	5.00%	01/01/17 (e)	1,000,000	1,037,100
PASSENGER FACILITY CHARGE REV (CHICAGO IL OHARE INTL ARPT - PFC) BOND SERIES 2010 D	5.00%	01/01/18 (e)	1,200,000	1,291,572
PASSENGER FACILITY CHARGE REV (CHICAGO IL OHARE INTL ARPT - PFC) BOND SERIES 2010 D	5.00%	01/01/19 (e)	750,000	833,085
PASSENGER FACILITY CHARGE REV (CHICAGO IL OHARE INTL ARPT - PFC) BOND SERIES 2012A	5.00%	01/01/31 (b)(e)	4,950,000	5,563,849
ILLINOIS FINANCE AUTHORITY
HOSPITAL REV (OSF HEALTHCARE SYSTEM) BOND SERIES 2015 A	5.00%	11/15/23	700,000	843,598
HOSPITAL REV (RUSH UNIV MEDICAL CENTER) BOND SERIES 2015A	5.00%	11/15/20	250,000	292,445
HOSPITAL REV (SILVER CROSS HOSPITAL IL) BOND SERIES 2015 C	5.00%	08/15/25	450,000	533,075
ILLINOIS ST TOLL HWY AUTH
TOLL REV BOND SERIES 2016 A	5.00%	12/01/32 (b)	2,500,000	2,967,675
ILLINOIS STATE OF
GO BOND SERIES 2006	5.00%	01/01/19	1,220,000	1,325,420
GO BOND SERIES 2010	5.00%	01/01/18	2,325,000	2,472,451
16    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO BOND SERIES 2012A	5.00%	03/01/20	1,000,000	1,108,830
GO BOND SERIES MAY 2014	5.00%	05/01/34 (b)	500,000	530,240
SALES TAX REV (ILLINOIS ST SALES TAX REV) BOND SERIES 2010	5.00%	06/15/20	400,000	463,128
KANE MC HENRY COOK & DE KALB CNTYS ILL CMNTY UNIT SCH DIST NO 300
GO BOND SERIES 2013	5.25%	01/01/31 (b)	4,940,000	5,748,480
UNIVERSITY OF ILLINOIS
HEALTHCARE REV (UNIVERSITY OF ILLINOIS HEALTH SERVICES FACILITIES SYSTEM) BOND SERIES 2013	6.00%	10/01/30 (b)	3,085,000	3,684,601
WILL CNTY ILL CMNTY HIGH SCH DIST NO 210 LINCOLN-WAY
GO BOND SERIES 2013A	5.00%	01/01/27 (a)(b)	5,225,000	6,016,483
				41,181,896
INDIANA 1.4%
INDIANA HEALTH FAC FING AUTH
HOSPITAL REV (ASCENSION HEALTH ALLIANCE) BOND SERIES 2005 A-5	2.00%	11/01/27 (b)	940,000	955,867
INDIANA ST FINANCE AUTHORITY
GO (COMMUNITY FNDTN NORTHWEST IND OBLIG GROUP) BOND SERIES 2012	5.00%	03/01/16	400,000	400,104
GO (COMMUNITY FNDTN NORTHWEST IND OBLIG GROUP) BOND SERIES 2012	5.00%	03/01/17	480,000	500,938
GO (COMMUNITY FNDTN NORTHWEST IND OBLIG GROUP) BOND SERIES 2012	5.00%	03/01/18	1,000,000	1,081,490
GO (COMMUNITY FNDTN NORTHWEST IND OBLIG GROUP) BOND SERIES 2012	5.00%	03/01/19	1,000,000	1,113,270
UNIVERSITY REV (BUTLER UNIV) BOND SERIES 2014A	5.00%	02/01/20	145,000	164,792
UNIVERSITY REV (BUTLER UNIV) BOND SERIES 2014A	5.00%	02/01/21	250,000	289,945
UNIVERSITY REV (BUTLER UNIV) BOND SERIES 2014A	5.00%	02/01/22	320,000	375,862
UNIVERSITY REV (BUTLER UNIV) BOND SERIES 2014A	5.00%	02/01/23	380,000	448,985
UNIVERSITY REV (BUTLER UNIV) BOND SERIES A	5.00%	02/01/22	700,000	822,199
UNIVERSITY REV (BUTLER UNIV) BOND SERIES A	5.00%	02/01/24 (b)	1,940,000	2,276,377
WATER & SEWER REV (INDIANA FINANCE AUTH ST REVOL FUND PROG) BOND SERIES 2010A	5.00%	02/01/19	945,000	1,062,322
				9,492,151
IOWA 0.1%
IOWA STATE OF
LEASE REV BOND SERIES 2010	5.00%	06/15/25 (b)	570,000	660,835
KANSAS 0.1%
BUTLER CNTY KS 375 TOWANDA
GO BOND SERIES 2014	4.00%	09/01/22	150,000	171,791
OLATHE KANS
HOSPITAL REV (OLATHE KS HLTH FACS OLATHE MEDICAL CENTER) BOND SERIES 2012A	4.00%	09/01/21	120,000	135,398
				307,189
KENTUCKY 0.5%
KENTUCKY ECONOMIC DEV FIN AUTH
HOSPITAL REV (BAPTIST HEALTHCARE SYS OBLIG GRP (KY)) BOND SERIES 2009A	5.00%	08/15/18	750,000	815,145
KENTUCKY ST
LEASE REV BOND SERIES 2015	4.00%	06/15/24	400,000	456,912
LEASE REV BOND SERIES 2015	5.00%	06/15/25	400,000	493,260
KENTUCKY ST PPTY & BLDGS COMMN
LEASE REV (KENTUCKY ST) BOND SERIES 2011 A	5.00%	08/01/20	1,210,000	1,400,648
				3,165,965
See financial notes    17

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
LOUISIANA 0.9%
LOUISIANA PUB FACS AUTH
HOSPITAL REV (OCHSNER CLINIC FOUNDATION) BOND SERIES 2015	4.00%	05/15/19	250,000	269,868
HOSPITAL REV (OCHSNER CLINIC FOUNDATION) BOND SERIES 2015	5.00%	05/15/21	800,000	926,688
HOSPITAL REV (OCHSNER CLINIC FOUNDATION) BOND SERIES 2015	5.00%	05/15/23	350,000	416,083
NEW ORLEANS LA
GO BOND SERIES 2015	4.00%	12/01/18	700,000	756,728
GO BOND SERIES 2015	4.00%	12/01/19	700,000	772,156
GO BOND SERIES 2015	5.00%	12/01/20	1,000,000	1,165,120
NEW ORLEANS LA SEWER SYSTEM
WATER & SEWER REV BOND SERIES 2014	5.00%	06/01/20	550,000	634,425
WATER & SEWER REV BOND SERIES 2014	5.00%	06/01/21	400,000	471,596
WATER & SEWER REV BOND SERIES 2014	5.00%	06/01/22	250,000	298,297
				5,710,961
MARYLAND 0.5%
BALTIMORE WATER SYSTEM
WATER & SEWER REV BOND SERIES 2013A	5.00%	07/01/19	750,000	852,502
WATER & SEWER REV BOND SERIES 2013A	5.00%	07/01/20	150,000	175,482
WATER & SEWER REV BOND SERIES 2013A	5.00%	07/01/21	450,000	539,717
MARYLAND HEALTH AND HIGHER EDUCATIONAL FACILITIES AUTHORITY
HOSPITAL REV (FREDERICK MEMORIAL HOSP) BOND SERIES 2012A	5.00%	07/01/20	335,000	381,270
HOSPITAL REV (MERITUS MEDICAL CENTER INC) BOND SERIES 2015	5.00%	07/01/23	1,000,000	1,198,530
MARYLAND ST CMNTY DEV ADMIN
HOUSING REV BOND SERIES 1996A	5.88%	07/01/16 (b)	10,000	10,036
				3,157,537
MASSACHUSETTS 1.0%
BRAINTREE MASS
GO BOND	5.00%	05/15/29	180,000	233,723
CHATHAM MASS
GO BOND	5.00%	07/01/17 (e)	245,000	259,827
MASSACHUSETTS ST DEV FIN AGY
HOSPITAL REV (LAHEY HEALTH SYSTEM) BOND SERIES 2015 F	5.00%	08/15/27 (b)	500,000	605,855
HOSPITAL REV (LAHEY HEALTH SYSTEM) BOND SERIES 2015F	5.00%	08/15/28 (b)	250,000	285,920
HOSPITAL REV (LAHEY HEALTH SYSTEM) BOND SERIES 2015F	5.00%	08/15/28 (b)	1,100,000	1,326,171
HOSPITAL REV (TUFTS MEDICAL CENTER INC) BOND SERIES 2011 I	5.00%	01/01/17	1,000,000	1,036,020
HOSPITAL REV (TUFTS MEDICAL CENTER INC) BOND SERIES 2011 I	5.00%	01/01/18	885,000	951,437
SCHOOL REV (SABIS INTERNATIONAL CHARTER SCHOOL) BOND SERIES 2015	4.00%	04/15/20	750,000	808,005
SCHOOL REV (SABIS INTERNATIONAL CHARTER SCHOOL) BOND SERIES 2015	5.00%	04/15/25	500,000	578,565
MASSACHUSETTS ST TPK AUTH
TOLL REV BOND SERIES 1993 A	5.00%	01/01/20	440,000	481,805
				6,567,328
MICHIGAN 3.4%
GRAND RAPIDS MICH SAN SWR SYS
WATER & SEWER REV BOND SERIES 2010	5.00%	01/01/25	700,000	877,723
WATER & SEWER REV BOND SERIES 2010	5.00%	01/01/27	1,395,000	1,774,440
WATER & SEWER REV BOND SERIES 2013	5.00%	01/01/25 (b)	135,000	164,034
KAREGNONDI WATER AUTHORITY MI
WATER & SEWER REV (GENESEE CNTY MICH) BOND SERIES 2014A	5.00%	11/01/24 (b)	1,695,000	1,999,439
WATER & SEWER REV (GENESEE CNTY MICH) BOND SERIES 2014A	5.00%	11/01/25 (b)	2,625,000	3,071,775
LIVONIA MICH PUB SCHS SCH DIST
GO BOND SERIES 2016-II	5.00%	05/01/31 (b)	2,675,000	3,164,097
MICHIGAN ST HSG DEV AUTH SINGLE
SINGLE FAM HOUSING REV BOND SERIES 2015 A	4.00%	06/01/46 (b)	3,000,000	3,281,520
MICHIGAN ST TRUNK LINE
SPECIAL TAX REV BOND SERIES 2009	5.00%	11/01/22 (b)	1,885,000	2,148,580
18    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MICHIGAN STATE FINANCE AUTHORITY
UNIVERSITY REV (COLLEGE FOR CREATIVE STUDIES) BOND SERIES 2015	5.00%	12/01/26 (b)	940,000	1,059,653
UNIVERSITY REV (COLLEGE FOR CREATIVE STUDIES) BOND SERIES 2015	5.00%	12/01/27 (b)	585,000	653,199
UNIVERSITY REV (COLLEGE FOR CREATIVE STUDIES) BOND SERIES 2015	5.00%	12/01/28 (b)	535,000	592,769
UNIVERSITY REV (COLLEGE FOR CREATIVE STUDIES) BOND SERIES 2015	5.00%	12/01/29 (b)	590,000	651,449
UNIVERSITY REV (COLLEGE FOR CREATIVE STUDIES) BOND SERIES 2015	5.00%	12/01/30 (b)	400,000	439,900
TROY MICH
GO BOND SERIES 2013	5.00%	11/01/22 (b)	125,000	151,235
GO BOND SERIES 2013	5.00%	11/01/23 (b)	150,000	181,437
GO BOND SERIES 2013	5.00%	11/01/25 (b)	200,000	241,916
WAYNE CNTY MICH ARPT AUTH
AIRPORT REV BOND SERIES 2014B	5.00%	12/01/32 (b)	550,000	629,112
AIRPORT REV BOND SERIES 2014B	5.00%	12/01/33 (b)	775,000	883,926
WESTERN TOWNSHIPS MICH UTILS AUTH
WATER & SEWER REV BOND SERIES 2012	4.00%	01/01/20	650,000	719,368
				22,685,572
MINNESOTA 2.9%
LAKE SUPERIOR MINN INDPT SCH DIST NO 381
GO BOND SERIES 2016 A	5.00%	04/01/21 (a)	1,220,000	1,446,871
GO BOND SERIES 2016 A	5.00%	04/01/22 (a)	1,280,000	1,547,853
GO BOND SERIES 2016 A	5.00%	10/01/22 (a)	1,315,000	1,607,561
MAHTOMEDI MINN INDPT SCH DIST NO 832
GO (MINNESOTA STATE OF) BOND SERIES 2014A	4.00%	02/01/20	1,945,000	2,179,217
GO (MINNESOTA STATE OF) BOND SERIES 2014A	5.00%	02/01/21	550,000	655,298
GO (MINNESOTA STATE OF) BOND SERIES 2014A	5.00%	02/01/22	500,000	608,375
MAPLE GROVE CITY MINN
HOSPITAL REV (NORTH MEM HEALTH CARE MINN) BOND SERIES 2015	4.00%	09/01/17	300,000	313,914
HOSPITAL REV (NORTH MEM HEALTH CARE MINN) BOND SERIES 2015	4.00%	09/01/18	300,000	320,940
HOSPITAL REV (NORTH MEM HEALTH CARE MINN) BOND SERIES 2015	4.00%	09/01/19	500,000	545,065
HOSPITAL REV (NORTH MEM HEALTH CARE MINN) BOND SERIES 2015	4.00%	09/01/20	600,000	664,326
HOSPITAL REV (NORTH MEM HEALTH CARE MINN) BOND SERIES 2015	4.00%	09/01/21	400,000	447,740
HOSPITAL REV (NORTH MEM HEALTH CARE MINN) BOND SERIES 2015	5.00%	09/01/22	295,000	353,608
MINNETONKA MINN INDPT SCH DIST NO 276
GO (MINNESOTA STATE OF) BOND SERIES 2013H	2.00%	02/01/17	300,000	304,269
GO (MINNESOTA STATE OF) BOND SERIES 2013H	4.00%	02/01/22	960,000	1,113,696
OLMSTED CNTY MINN
GO BOND SERIES 2012A	4.00%	02/01/20	1,765,000	1,974,894
SHAKOPEE MINN INDPT SCH DIST NO 720
GO (MINNESOTA STATE OF) BOND SERIES 2012A	4.00%	02/01/19	790,000	864,062
GO (MINNESOTA STATE OF) BOND SERIES 2012A	5.00%	02/01/21	1,000,000	1,189,860
ST CLOUD MINN INDPT SCH DIST NO 742
GO (MINNESOTA STATE OF) BOND SERIES 2015C	4.00%	02/01/23	1,810,000	2,103,944
UNIVERSITY OF MINNESOTA
UNIVERSITY REV BOND SERIES 2011D	5.00%	12/01/20	220,000	261,648
UNIVERSITY REV BOND SERIES 2011D	5.00%	12/01/21	425,000	517,272
UNIVERSITY REV BOND SERIES 2013A	4.00%	02/01/20	595,000	667,227
				19,687,640
MISSISSIPPI 1.7%
MISSISSIPPI DEV BK
GO (JACKSON MISS PUB SCH DIST) BOND SERIES 2013 A	5.00%	04/01/16	400,000	401,664
GO (JACKSON MISS PUB SCH DIST) BOND SERIES 2013 A	5.00%	04/01/17	50,000	52,292
GO (JACKSON MISS PUB SCH DIST) BOND SERIES 2013 A	5.00%	04/01/28 (b)	750,000	870,307
GO (JACKSON MISS PUB SCH DIST) BOND SERIES 2015 A	5.00%	04/01/20	1,000,000	1,146,860
GO (JACKSON MISS PUB SCH DIST) BOND SERIES 2015 A	5.00%	04/01/21	2,000,000	2,351,920
WATER & SEWER REV (JACKSON WATER & SEWER, MS) BOND SERIES 2013	6.88%	12/01/40 (b)	4,250,000	5,699,462
See financial notes    19

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MISSISSIPPI HOME CORP
SINGLE FAM HOUSING REV BOND SERIES 2011A	4.50%	06/01/25 (b)	1,140,000	1,182,807
				11,705,312
MISSOURI 1.6%
BOONE CNTY MO
HOSPITAL REV (BOONE HOSPITAL CENTER) BOND SERIES 2012	4.00%	08/01/18	400,000	425,236
BUTLER CNTY MO SCH DIST R-1
LEASE REV BOND SERIES 2014	4.00%	03/01/21	200,000	225,128
LEASE REV BOND SERIES 2014	5.00%	03/01/23	200,000	241,322
LEASE REV BOND SERIES 2014	5.00%	03/01/24	200,000	243,882
MISSOURI ST HEALTH & EDL FACS AUTH
HEALTHCARE REV (LUTHERAN SENIOR SERVICES) BOND SERIES 2014A	5.00%	02/01/21	565,000	646,823
HEALTHCARE REV (LUTHERAN SENIOR SERVICES) BOND SERIES 2014A	5.00%	02/01/22	540,000	624,402
HEALTHCARE REV (LUTHERAN SENIOR SERVICES) BOND SERIES 2014A	5.00%	02/01/23	585,000	681,355
HEALTHCARE REV (LUTHERAN SENIOR SERVICES) BOND SERIES 2014A	5.00%	02/01/24	1,675,000	1,951,744
HEALTHCARE REV (LUTHERAN SENIOR SERVICES) BOND SERIES 2014A	5.00%	02/01/25 (b)	1,760,000	2,031,885
UNIVERSITY REV (ST LOUIS COLLEGE OF PHARMACY) BOND SERIES 2013	5.00%	05/01/18	1,200,000	1,294,860
UNIVERSITY REV (ST LOUIS COLLEGE OF PHARMACY) BOND SERIES 2015 B	5.00%	05/01/30 (b)	500,000	552,660
UNIVERSITY REV (ST LOUIS COLLEGE OF PHARMACY) BOND SERIES 2015 B	5.00%	05/01/34 (b)	500,000	542,350
ST CHARLES MO SCH DIST
GO BOND SERIES 2011	4.00%	03/01/17 (a)	1,300,000	1,344,681
				10,806,328
NEBRASKA 0.4%
NEBRASKA INVESTMENT FINANCE AUTHORITY
HOUS SINGL REV BOND SERIES 2013A	2.50%	09/01/34 (b)	710,000	718,186
SINGLE FAM HOUSING REV BOND SERIES 2013C	2.50%	03/01/35 (b)	1,365,000	1,375,852
SINGLE FAM HOUSING REV BOND SERIES 2013E	3.00%	03/01/43 (b)	605,000	613,924
NEBRASKA PUBLIC POWER DISTRICT
POWER REV BOND SERIES 2010C	5.00%	01/01/19	250,000	279,862
				2,987,824
NEVADA 1.5%
CARSON CITY NEV
HOSPITAL REV (CARSON TAHOE REGIONAL HEALTHCARE) BOND SERIES 2012	5.00%	09/01/18	1,265,000	1,370,804
CLARK CNTY NEV ARPT
AIRPORT REV BOND SERIES 2010D	5.00%	07/01/17 (e)	1,000,000	1,059,000
AIRPORT REV BOND SERIES 2010D	5.00%	07/01/18 (e)	1,770,000	1,942,770
NEVADA SYSTEM OF HIGHER EDUCATION
UNIVERSITY REV BOND SERIES 2011 A	5.00%	07/01/18	5,375,000	5,916,800
				10,289,374
NEW HAMPSHIRE 0.3%
NEW HAMPSHIRE HLTH & ED FAC AUTH
HOSPITAL REV (DARTMOUTH-HITCHCOCK OBLIGATED GROUP) BOND SERIES 2009	6.00%	08/01/38 (b)	400,000	459,172
UNIVERSITY REV (DARTMOUTH COLLEGE) BOND SERIES 2009	5.00%	06/01/19	180,000	204,930
20    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW HAMPSHIRE HSG FIN AGCY 1995 IND PROG
SINGLE FAM HOUSING REV BOND SERIES 2008E	6.63%	07/01/38 (b)	445,000	473,649
NEW HAMPSHIRE HSG FIN AGCY 2009 RESOL
SINGLE FAM HOUSING REV BOND SERIES 2011E	4.50%	01/01/28 (b)	785,000	840,052
				1,977,803
NEW JERSEY 5.6%
BERGEN CNTY N J IMPT AUTH
GO (BERGEN CNTY N J) BOND SERIES 2016	5.00%	08/15/21 (d)	1,700,000	2,040,442
GO (BERGEN CNTY N J) BOND SERIES 2016	5.00%	08/15/22 (d)	1,120,000	1,369,715
GO (BERGEN CNTY N J) BOND SERIES 2016	5.00%	08/15/23 (d)	1,100,000	1,367,058
GO (BERGEN CNTY N J) BOND SERIES 2016	5.00%	08/15/24 (d)	595,000	750,355
CRANBURY TWP N J
GO BOND	3.00%	12/01/16	320,000	326,067
GO BOND	3.00%	12/01/17	285,000	297,352
GO BOND	4.00%	12/01/18	400,000	435,612
FLEMINGTON RARITAN N J REGL SCH DIST
GO BOND SERIES 2014	4.00%	06/15/20	250,000	281,283
GO BOND SERIES 2014	4.00%	06/15/21	985,000	1,127,983
GO BOND SERIES 2014	4.00%	06/15/22	635,000	735,381
GO BOND SERIES 2014	4.00%	06/15/23	500,000	583,875
GLOUCESTER CNTY N J IMPT AUTH
COUNTY REV (GLOUCESTER CNTY N J) BOND SERIES 2012	4.00%	12/01/17	425,000	447,597
COUNTY REV (GLOUCESTER CNTY N J) BOND SERIES 2012	4.00%	12/01/18	465,000	501,623
COUNTY REV (GLOUCESTER CNTY N J) BOND SERIES 2012	4.00%	12/01/19	485,000	534,683
COUNTY REV (GLOUCESTER CNTY N J) BOND SERIES 2012	4.00%	12/01/20	510,000	570,287
COUNTY REV (GLOUCESTER CNTY N J) BOND SERIES 2012	4.00%	12/01/21	355,000	401,345
COUNTY REV (GLOUCESTER CNTY N J) BOND SERIES 2012	4.00%	12/01/22	480,000	548,376
MERCER CNTY N J IMPT AUTH
COUNTY REV (MERCER CNTY N J) BOND SERIES 2011	4.00%	09/01/16	65,000	66,179
COUNTY REV (MERCER CNTY N J) BOND SERIES 2011	4.00%	09/01/17	1,370,000	1,438,637
MIDDLESEX CNTY N J
LEASE REV BOND SERIES 2011	4.00%	06/15/20	850,000	942,667
LEASE REV BOND SERIES 2011	4.00%	06/15/21	265,000	297,963
MIDDLESEX CNTY N J IMPT AUTH
COUNTY REV (MIDDLESEX CNTY N J) BOND SERIES 2011	3.00%	09/15/16	1,270,000	1,289,368
COUNTY REV (MIDDLESEX CNTY N J) BOND SERIES 2011	4.00%	09/15/21	625,000	720,294
COUNTY REV (MIDDLESEX CNTY N J) BOND SERIES 2014A	4.00%	12/15/19	465,000	518,698
COUNTY REV (MIDDLESEX CNTY N J) BOND SERIES 2014A	5.00%	12/15/20	680,000	810,240
COUNTY REV (MIDDLESEX CNTY N J) BOND SERIES 2014A	5.00%	12/15/21	1,030,000	1,255,333
COUNTY REV (MIDDLESEX CNTY N J) BOND SERIES 2014A	5.00%	12/15/22	640,000	795,610
LEASE REV (MIDDLESEX CNTY N J) BOND SERIES 2010	3.00%	07/01/16	225,000	227,133
MONMOUTH CNTY N J IMPT AUTH
COUNTY REV (MONMOUTH CNTY N J) BOND SERIES 2008	5.25%	12/01/18	85,000	95,560
MORRIS CNTY N J IMPT AUTH
COUNTY REV (MORRIS CNTY N J) BOND SERIES 2012 A	3.00%	02/01/19	705,000	751,812
COUNTY REV (MORRIS CNTY N J) BOND SERIES 2012 A	3.00%	02/01/20	695,000	752,789
NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
APPROPRIATION REV (NEW JERSEY STATE OF) BOND SERIES 2011 GG	5.00%	09/01/16 (h)	920,000	942,034
APPROPRIATION REV (NEW JERSEY STATE OF) BOND SERIES 2011 GG	5.00%	09/01/19 (h)	2,250,000	2,569,995
NEW JERSEY STATE OF
GO BOND	5.00%	06/01/24	4,265,000	5,127,724
PASSAIC CNTY N J
GO BOND SERIES 2011	5.00%	05/01/17	4,180,000	4,396,859
GO BOND SERIES 2012	4.00%	02/01/17	245,000	252,617
GO BOND SERIES 2012	4.00%	02/01/19	500,000	542,180
PASSAIC CNTY N J IMPT AUTH
GO (PASSAIC CNTY N J) BOND SERIES 2015	4.00%	08/01/17	500,000	523,195
GO (PASSAIC CNTY N J) BOND SERIES 2015	5.00%	08/01/24	505,000	622,140
				37,258,061
See financial notes    21

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW MEXICO 0.5%
ALBUQUERQUE N MEX MUN SCH DIST NO 12
GO BOND SERIES 2015	5.00%	08/01/23	1,855,000	2,310,273
BERNALILLO CNTY N MEX
GO BOND SERIES 2010	4.00%	02/01/19	375,000	410,426
GO BOND SERIES 2010	4.00%	02/01/20	105,000	117,486
NEW MEXICO ST HOSP EQUIP LN COUNCIL
HOSPITAL REV (PRESBYTERIAN HEALTHCARE SVCS) BOND SERIES 2008 A	5.50%	08/01/16 (h)	10,000	10,221
SANTA FE N MEX
SALES TAX REV BOND SERIES 2012 A	4.00%	06/01/18	660,000	709,368
				3,557,774
NEW YORK 10.9%
BUILD NYC RESOURCE CORP
PUBLIC SERVICES REV (YMCA OF GREATER NY) BOND SERIES 2015 A	5.00%	08/01/25	250,000	298,738
PUBLIC SERVICES REV (YMCA OF GREATER NY) BOND SERIES 2015 A	5.00%	08/01/26 (b)	300,000	355,050
PUBLIC SERVICES REV (YMCA OF GREATER NY) BOND SERIES 2015 A	5.00%	08/01/27 (b)	300,000	351,588
PUBLIC SERVICES REV (YMCA OF GREATER NY) BOND SERIES 2015 A	5.00%	08/01/30 (b)	420,000	483,218
PUBLIC SERVICES REV (YMCA OF GREATER NY) BOND SERIES 2015 A	5.00%	08/01/40 (b)	250,000	281,153
UNIVERSITY REV (NEW YORK LAW SCHOOL) BOND SERIES 2016	5.00%	07/01/31 (b)	2,000,000	2,296,260
DUTCHESS CNTY N Y LOC DEV CORP REV
HOSPITAL REV (HEALTH QUEST SYSTEMS) BOND SERIES 2014A	5.00%	07/01/22	135,000	161,664
HOSPITAL REV (HEALTH QUEST SYSTEMS) BOND SERIES 2014A	4.00%	07/01/23	160,000	182,326
HOSPITAL REV (HEALTH QUEST SYSTEMS) BOND SERIES 2014A	5.00%	07/01/24	150,000	183,050
HOSPITAL REV (HEALTH QUEST SYSTEMS) BOND SERIES 2014A	5.00%	07/01/25 (b)	125,000	149,950
HOSPITAL REV (HEALTH QUEST SYSTEMS) BOND SERIES 2014A	5.00%	07/01/34 (b)	250,000	282,990
HOSPITAL REV (HEALTH QUEST SYSTEMS) BOND SERIES 2014A	5.00%	07/01/44 (b)	750,000	836,175
LAKE SUCCESS N Y
GO BOND SERIES 2010B	4.00%	12/01/18	210,000	229,866
GO BOND SERIES 2010B	4.00%	12/01/19	125,000	140,625
METROPOLITAN TRANS AUTH NY TRANSPORTATION REV
TRANSPORTATION REV BOND SERIES 2012F	5.00%	11/15/18	3,550,000	3,958,711
NASSAU CNTY N Y INTERIM FIN AUTH
SPECIAL TAX REV BOND SERIES 2009A	5.00%	11/15/18	220,000	245,850
NASSAU COUNTY LOCAL ECONOMIC ASSISTANCE CORP
HOSPITAL REV (CATHOLIC HEALTH LONG ISLAND OG) BOND SERIES 2014	5.00%	07/01/21	500,000	585,395
HOSPITAL REV (CATHOLIC HEALTH LONG ISLAND OG) BOND SERIES 2014	5.00%	07/01/23	535,000	644,852
HOSPITAL REV (CATHOLIC HEALTH LONG ISLAND OG) BOND SERIES 2014	5.00%	07/01/24	425,000	515,024
HOSPITAL REV (CATHOLIC HEALTH LONG ISLAND OG) BOND SERIES 2014	5.00%	07/01/25 (b)	1,000,000	1,195,420
HOSPITAL REV (CATHOLIC HEALTH LONG ISLAND OG) BOND SERIES 2014	5.00%	07/01/26 (b)	250,000	296,260
NEW YORK CITY TRANSITIONAL FIN AUTH
SPECIAL TAX REV BOND SERIES 2010 C-1	4.00%	08/01/16 (h)	1,630,000	1,655,477
SPECIAL TAX REV BOND SERIES 2010 C-1	4.00%	08/01/16	1,370,000	1,391,701
SPECIAL TAX REV BOND SERIES 2010 I-2	5.00%	11/01/18	900,000	1,004,382
SPECIAL TAX REV BOND SERIES 2010 I-2	5.00%	11/01/20 (b)	200,000	234,622
SPECIAL TAX REV BOND SERIES 2011D-1	5.00%	02/01/35 (b)(e)	5,535,000	6,384,678
SPECIAL TAX REV BOND SERIES 2014 B1	5.00%	11/01/23	2,700,000	3,374,190
NEW YORK N Y
GO BOND SERIES 2014 I-1	5.00%	03/01/22	3,750,000	4,538,775
GO BOND SERIES 2014 I-1	5.00%	08/01/22	1,700,000	2,074,442
GO BOND SERIES 2014 I-1	5.00%	03/01/23	1,790,000	2,198,102
GO BOND SERIES 2014J	5.00%	08/01/20	3,000,000	3,512,340
NEW YORK N Y CITY HSG DEV CORP
MULTI FAM HOUSING REV BOND SERIES 2012 H	0.95%	05/01/16	230,000	230,196
NEW YORK ST TWY AUTH
APPROPRIATION REV (NEW YORK STATE OF) BOND SERIES 2009	4.00%	04/01/16	505,000	506,727
APPROPRIATION REV (NEW YORK STATE OF) BOND SERIES 2009	4.00%	04/01/17	650,000	675,324
22    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
REV TRANSPORTATION (NEW YORK STATE OF) SERIES 2009	5.00%	04/01/16	1,540,000	1,546,668
TRANSPORTATION REV BOND SERIES 2013 A	4.00%	05/01/19	800,000	875,712
TRANSPORTATION REV BOND SERIES 2013 A	5.00%	05/01/19	2,500,000	2,825,975
TRANSPORTATION REV BOND SERIES I	5.00%	01/01/20	500,000	576,360
TRANSPORTATION REV BOND SERIES I	5.00%	01/01/21	1,000,000	1,184,830
NEW YORK ST URBAN DEV CORP
SPECIAL TAX REV (NEW YORK STATE PERSONAL INCOME TAX BONDS) BOND SERIES A-1	5.00%	12/15/17	570,000	616,256
NIAGARA N Y FRONTIER TRANSN AUTH
AIRPORT REV (BUFFALO NIAGARA INTERNATIONAL AIRPORT) BOND SERIES B	4.00%	04/01/16	500,000	501,705
AIRPORT REV (BUFFALO NIAGARA INTERNATIONAL AIRPORT) BOND SERIES B	5.00%	04/01/17	600,000	628,404
AIRPORT REV (BUFFALO NIAGARA INTERNATIONAL AIRPORT) BOND SERIES B	4.00%	04/01/18	450,000	479,237
AIRPORT REV (BUFFALO NIAGARA INTERNATIONAL AIRPORT) BOND SERIES B	5.00%	04/01/19	850,000	952,331
NORTH SYRACUSE N Y CENT SCH DIST
GO BOND SERIES 2012 B	4.00%	06/15/17	800,000	836,792
NY ST DORM AUTH
HOSPITAL REV (NEW YORK STATE OF) BOND SERIES 2015	5.00%	02/15/20	1,295,000	1,495,686
HOSPITAL REV (NEW YORK STATE OF) BOND SERIES 2015	5.00%	02/15/21	625,000	741,212
HOSPITAL REV (NEW YORK UNIVERSITY HOSPITALS CENTER) BOND SERIES 2011A	5.00%	07/01/19	1,370,000	1,542,990
LEASE REV (NEW YORK STATE OF) BOND SERIES 2008	5.25%	08/15/16	650,000	663,994
SPECIAL TAX REV (NEW YORK STATE PERSONAL INCOME TAX BONDS) BOND SERIES 2009A	5.00%	02/15/18 (h)	10,000	10,860
SPECIAL TAX REV (NEW YORK STATE PERSONAL INCOME TAX BONDS) BOND SERIES 2009A	5.00%	02/15/18	2,990,000	3,249,472
UNIVERSITY REV (CORNELL UNIVERSITY) BOND SERIES 1990B	5.00%	07/01/18	80,000	88,123
OTSEGO CNTY N Y CAP RESOURCE CORP REV
UNIVERSITY REV (HARTWICK COLLEGE) BOND SERIES 2015A	5.00%	10/01/21	395,000	448,258
UNIVERSITY REV (HARTWICK COLLEGE) BOND SERIES 2015A	5.00%	10/01/22	650,000	740,941
UNIVERSITY REV (HARTWICK COLLEGE) BOND SERIES 2015A	5.00%	10/01/23	800,000	916,456
UNIVERSITY REV (HARTWICK COLLEGE) BOND SERIES 2015A	5.00%	10/01/24	895,000	1,029,205
SCARSDALE N Y UN FREE SCH DIST
GO BOND SERIES 2012	4.00%	02/01/19	260,000	284,323
TOBACCO SETTLEMENT FING CORP N Y
APPR/TOB REV (NEW YORK STATE OF) BOND SERIES A	5.00%	06/01/21 (b)(e)	6,250,000	6,327,250
TROY CAPITAL RESOURCE CORP
UNIVERSITY REV (RENSSELAER POLYTECHNIC INSTITUTE) BOND SERIES 2015	5.00%	08/01/24	1,000,000	1,225,880
WESTCHESTER CNTY N Y LOC DEV CORP
UNIVERSITY REV (PACE UNIV) BOND SERIES 2014A	5.00%	05/01/34 (b)	2,050,000	2,270,744
				73,514,785
NORTH CAROLINA 2.0%
DURHAM CNTY N C
LEASE REV BOND SERIES 2009A	4.00%	06/01/18	1,610,000	1,729,301
NEW HANOVER CNTY N C
GO BOND SERIES 2015	5.00%	02/01/24	3,090,000	3,902,577
NORTH CAROLINA HSG FIN AGY
SINGLE FAM HOUSING REV BOND SERIES 2	4.25%	01/01/28 (b)	880,000	912,929
NORTH CAROLINA MED CARE COMMN
HOSPITAL REV (WAKEMED HEALTH & HOSPITALS SYSTEM) BOND SERIES 2012 A	5.00%	10/01/21	5,000,000	5,943,550
WAKE CNTY N C
GO BOND SERIES 2009D	4.00%	02/01/17	580,000	599,355
				13,087,712
See financial notes    23

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NORTH DAKOTA 0.2%
GRAND FORKS N D
SALES TAX REV (GRAND FORKS SALES TAX) BOND SERIES 2015D	5.00%	12/15/19	620,000	714,674
SALES TAX REV (GRAND FORKS SALES TAX) BOND SERIES 2015D	5.00%	12/15/20	395,000	466,377
				1,181,051
OHIO 1.6%
CLEVELAND HEIGHTS & UNIVERSITY HEIGHTS OHIO CITY SCH DIST
GO BOND SERIES 2014	0.00%	12/01/24 (f)	85,000	69,878
CLEVELAND-CUYAHOGA CNTY OHIO PORT AUTH
UNIVERSITY REV (CLEVELAND STATE UNIVERSITY) BOND SERIES 2014	5.00%	08/01/24	1,110,000	1,346,385
UNIVERSITY REV (CLEVELAND STATE UNIVERSITY) BOND SERIES 2014	5.00%	08/01/44 (b)	1,955,000	2,087,783
COLUMBUS OHIO
GO BOND SERIES 2011 A	5.00%	07/01/18	2,000,000	2,204,060
HAMILTON CNTY OHIO
HOSPITAL REV (UC HEALTH (OHIO)) BOND SERIES 2014	5.00%	02/01/23	500,000	594,280
HOSPITAL REV (UC HEALTH (OHIO)) BOND SERIES 2014	5.00%	02/01/24	500,000	598,785
HOSPITAL REV (UC HEALTH (OHIO)) BOND SERIES 2014	5.00%	02/01/25 (b)	1,000,000	1,185,680
TOLEDO OHIO
GO BOND SERIES 2012	3.00%	12/01/16	240,000	244,313
UNIVERSITY OF TOLEDO
UNIVERSITY REV BOND SERIES 2011B	5.00%	06/01/18	1,100,000	1,199,209
UNIVERSITY REV BOND SERIES 2011B	5.00%	06/01/30 (b)	805,000	919,930
WESTERVILLE OHIO
GO BOND SERIES 2010	4.00%	12/01/18	365,000	397,496
				10,847,799
OKLAHOMA 0.7%
GRADY CNTY OKLA SCH FIN AUTH
LEASE REV (BRIDGE CREEK OK PUB SCH) BOND SERIES 2008	5.00%	09/01/16 (e)	545,000	556,701
OKLAHOMA DEV FIN AUTH
HOSPITAL REV (INTEGRIS BAPTIST MEDICAL CENTER INC) BOND SERIES 2015A	5.00%	08/15/25	1,250,000	1,556,887
HOSPITAL REV (INTEGRIS BAPTIST MEDICAL CENTER INC) BOND SERIES 2015A	5.00%	08/15/26 (b)	1,070,000	1,319,909
LEASE REV (OKLAHOMA STATE OF) BOND SERIES 2014E	4.00%	06/01/27 (b)	1,335,000	1,484,467
				4,917,964
OREGON 2.7%
FOREST GROVE ORE
UNIVERSITY REV (PACIFIC UNIVERSITY) BOND SERIES 2014A	5.25%	05/01/34 (b)	1,625,000	1,819,821
UNIVERSITY REV (PACIFIC UNIVERSITY) BOND SERIES 2014A	5.00%	05/01/40 (b)	3,985,000	4,314,041
UNIVERSITY REV (PACIFIC UNIVERSITY) BOND SERIES 2015A	5.00%	05/01/22	350,000	410,981
UNIVERSITY REV (PACIFIC UNIVERSITY) BOND SERIES 2015A	5.00%	05/01/23	500,000	594,005
UNIVERSITY REV (PACIFIC UNIVERSITY) BOND SERIES 2015A	5.00%	05/01/24	500,000	597,990
UNIVERSITY REV (PACIFIC UNIVERSITY) BOND SERIES 2015A	5.00%	05/01/25	500,000	602,650
LANE CNTY ORE CMNTY COLLEGE
GO BOND SERIES 2012	4.00%	06/15/20 (a)	2,195,000	2,475,565
MULTNOMAH CNTY ORE SCH DIST NO 40
GO BOND SERIES 2015	2.00%	12/01/16 (a)	1,000,000	1,012,120
GO BOND SERIES 2015	3.00%	12/01/17 (a)	875,000	911,479
GO BOND SERIES 2015	4.00%	12/01/19 (a)	600,000	670,530
OREGON HEALTH SCIENCES UNIV
UNIVERSITY REV BOND SERIES 2016 B	5.00%	07/01/33 (b)	1,000,000	1,198,260
OREGON ST FACS AUTH
HOSPITAL REV (LEGACY HEALTH) BOND SERIES 2011A	5.25%	05/01/21	2,000,000	2,395,200
UMPQUA ORE CMNTY COLLEGE DIST
GO BOND SERIES A	4.00%	06/01/24 (b)	1,290,000	1,395,496
				18,398,138
24    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
PENNSYLVANIA 1.4%
ALLEGHENY CNTY PA HIGHER ED BLDG AUTH
UNIVERSITY REV (DUQUENSE UNIV PA) BOND SERIES 2013A	4.00%	03/01/16	600,000	600,132
UNIVERSITY REV (DUQUENSE UNIV PA) BOND SERIES 2013A	4.00%	03/01/17	500,000	517,295
UNIVERSITY REV (DUQUENSE UNIV PA) BOND SERIES 2013A	4.00%	03/01/20	1,455,000	1,614,264
CUMBERLAND CNTY PA MUN AUTH
HEALTHCARE REV (DIAKON LUTHERAN SOCIAL MINISTRIES) BOND SERIES 2015	3.00%	01/01/17	500,000	507,295
HEALTHCARE REV (DIAKON LUTHERAN SOCIAL MINISTRIES) BOND SERIES 2015	4.00%	01/01/18	600,000	626,820
DELAWARE CNTY PA AUTH
UNIVERSITY REV (VILLANOVA UNIVERSITY) BOND SERIES 2015	5.00%	08/01/28 (b)	675,000	811,782
PENNSYLVANIA ECONOMIC DEV FIN AUTH
SPECIAL TAX REV (PENNSYLVANIA UNEMPLOYMENT COMPENSATION REVENUE BONDS) BOND SERIES 2012B	5.00%	01/01/23 (b)	760,000	763,139
PENNSYLVANIA HIGHER EDUCATION FACILITIES AUTHORITY
UNIVERSITY REV (TEMPLE UNIVERSITY) BOND SERIES FIRST SE	4.00%	04/01/17	310,000	321,786
UNIVERSITY REV (TEMPLE UNIVERSITY) BOND SERIES FIRST SE	4.00%	04/01/18	95,000	101,162
PENNSYLVANIA INTERGOVERNMENTAL COOP AUTH
SPECIAL TAX REV (PHILADELPHIA WAGE TAX PA) BOND SERIES 2010A	5.00%	06/15/18	2,000,000	2,197,960
SPECIAL TAX REV (PHILADELPHIA WAGE TAX PA) BOND SERIES 2010A	5.00%	06/15/20	1,070,000	1,250,702
				9,312,337
SOUTH CAROLINA 0.6%
BEAUFORT-JASPER S C WTR & SWR AUTH
WATER & SEWER REV BOND SERIES 2010B	5.00%	03/01/22	95,000	115,583
WATER & SEWER REV BOND SERIES 2010B	5.00%	03/01/23	495,000	610,627
KERSHAW CNTY S C PUB SCHS FNDTN INSTALLMENT PUR
SCHOOL REV (KERSHAW CNTY S C SCH DIST) BOND SERIES 2015	5.00%	12/01/21	1,000,000	1,180,370
SCHOOL REV (KERSHAW CNTY S C SCH DIST) BOND SERIES 2015	5.00%	12/01/22	800,000	955,152
UNIVERSITY OF SOUTH CAROLINA
UNIVERSITY REV BOND SERIES 2015	5.00%	05/01/24	1,000,000	1,239,020
				4,100,752
SOUTH DAKOTA 0.1%
SOUTH DAKOTA ST BLDG AUTH
LEASE REV (SOUTH DAKOTA STATE OF) BOND SERIES 2011	3.00%	06/01/16	165,000	166,170
LEASE REV (SOUTH DAKOTA STATE OF) BOND SERIES 2011	4.00%	06/01/21 (b)	55,000	59,799
SOUTH DAKOTA ST HEALTH & EDL FACS AUTH
HOSPITAL REV (SANFORD HEALTH) BOND SERIES 2009	5.00%	11/01/17	100,000	107,016
HOSPITAL REV (SANFORD HEALTH) BOND SERIES 2015	5.00%	11/01/27 (b)	250,000	301,087
HOSPITAL REV (SANFORD HEALTH) BOND SERIES 2015	5.00%	11/01/28 (b)	250,000	298,570
				932,642
TENNESSEE 0.8%
CHATTANOOGA-HAMILTON CNTY TENN HOSP AUTH
HOSPITAL REV (ERLANGER HLTH SYS) BOND SERIES 2014A	5.00%	10/01/23	650,000	769,444
HOSPITAL REV (ERLANGER HLTH SYS) BOND SERIES 2014A	5.00%	10/01/24	600,000	714,516
HOSPITAL REV (ERLANGER HLTH SYS) BOND SERIES 2014A	5.00%	10/01/25 (b)	1,000,000	1,179,650
FRANKLIN CNTY TENN HEALTH & EDL FACS BRD
UNIVERSITY REV (THE UNIVERSITY OF THE SOUTH) BOND SERIES 2014	3.00%	09/01/21	100,000	109,002
UNIVERSITY REV (THE UNIVERSITY OF THE SOUTH) BOND SERIES 2014	5.00%	09/01/29 (b)	200,000	230,150
UNIVERSITY REV (THE UNIVERSITY OF THE SOUTH) BOND SERIES 2014	5.00%	09/01/30 (b)	200,000	229,504
MEMPHIS TENN
GO BOND SERIES 2011	5.00%	05/01/20	2,000,000	2,332,340
MET GOVT NASHVILLE & DAVIDSON CNTY TENN HEALTH & EDL FACS BRD
UNIVERSITY REV (BELMONT UNIVERSITY) BOND SERIES 2012	4.00%	11/01/21	100,000	110,821
				5,675,427
See financial notes    25

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
TEXAS 10.1%
ARLINGTON TEX INDPT SCH DIST
GO BOND SERIES 2011 A	5.00%	02/15/36 (a)(b)(e)	3,650,000	4,129,172
BRADY TEX INDPT SCH DIST
GO BOND SERIES 2015	5.00%	08/15/24 (a)	320,000	400,931
GO BOND SERIES 2015	5.00%	08/15/25 (a)	250,000	316,982
BURKBURNETT TEX INDPT SCH DIST
GO BOND SERIES 2012	2.00%	02/15/18 (a)(b)	250,000	250,305
CENTERVILLE TEX INDPT SCH DIST
GO BOND SERIES 2014	5.00%	08/15/39 (a)(b)	780,000	873,374
CENTRAL TEX REGL MOBILITY AUTH
TRANSPORTATION REV BOND SERIES 2015A	5.00%	01/01/27 (b)	1,100,000	1,291,686
TRANSPORTATION REV BOND SERIES 2015A	5.00%	01/01/30 (b)	1,520,000	1,758,838
COLLIN CNTY TEX
GO BOND SERIES 2009A	4.00%	02/15/19 (e)	695,000	758,669
DALLAS FORT WORTH
AIRPORT REV (DALLAS FORT WORTH TEX INTL ARPT REV) BOND SERIES 2012B	5.00%	11/01/22 (b)	1,395,000	1,635,707
AIRPORT REV (DALLAS FORT WORTH TEX INTL ARPT REV) BOND SERIES 2013B	5.00%	11/01/38 (b)	2,300,000	2,593,986
AIRPORT REV (DALLAS FORT WORTH TEX INTL ARPT REV) BOND SERIES 2014C	5.00%	11/01/22	250,000	304,670
DENVER CITY TEX INDPT SCH DIST
GO BOND SERIES 2012	2.00%	02/15/17 (a)(b)	1,000,000	1,001,290
GO BOND SERIES 2012	2.00%	02/15/18 (a)(b)	1,220,000	1,221,440
GO BOND SERIES 2012	2.00%	02/15/19 (a)(b)	1,775,000	1,776,828
EAGLE PASS TEX INDPT SCH DIST
GO BOND SERIES 2016	5.00%	08/15/32 (a)(b)(d)	2,245,000	2,740,494
GO BOND SERIES 2016	5.00%	08/15/34 (a)(b)(d)	2,455,000	2,974,355
FALLS CITY INDPT SCH DIST TEX
GO BOND SERIES 2014	5.00%	08/15/30 (a)(b)	930,000	1,091,067
GO BOND SERIES 2014	5.00%	08/15/34 (a)(b)	830,000	877,584
FORNEY TEX INDPT SCH DIST
GO BOND SERIES 2015	5.00%	08/15/32 (a)(b)	2,800,000	3,342,248
FORT BEND CNTY TEX
GO BOND SERIES 2009	5.00%	03/01/17	100,000	104,498
FORT WORTH TEX
GO BOND SERIES 2009	4.45%	03/01/18 (c)	745,000	771,932
GARLAND TEX INDPT SCH DIST
GO BOND SERIES 2012A	3.00%	02/15/23 (a)(b)	1,525,000	1,528,538
GODLEY TEX INDPT SCH DIST
GO BOND SERIES 2015	5.00%	02/15/24 (a)	1,505,000	1,871,618
GONZALES TEX INDPT SCH DIST
GO BOND SERIES 2014	5.00%	02/01/23 (a)	205,000	249,758
HOUSTON TEX CMNTY COLLEGE SYS
GO BOND SERIES 2011	5.00%	02/15/17	500,000	522,055
GO BOND SERIES 2011	5.00%	02/15/18	1,000,000	1,085,650
KLEIN TEX INDPT SCH DIST
GO BOND SERIES 2009A	4.00%	08/01/17	560,000	587,804
LEWISVILLE TEX INDPT SCH DIST
GO BOND SERIES 2014A	2.00%	08/15/19 (a)	400,000	416,528
GO BOND SERIES 2014A	4.00%	08/15/20 (a)	745,000	843,847
GO BOND SERIES 2014A	4.00%	08/15/21 (a)	795,000	915,283
GO BOND SERIES 2014A	4.00%	08/15/22 (a)	1,000,000	1,167,080
GO BOND SERIES 2014A	4.00%	08/15/23 (a)	950,000	1,113,514
LOOP TEX INDPT SCH DIST
GO BOND SERIES 2012	2.00%	02/15/18 (a)(b)	350,000	350,413
LUBBOCK TEX HEALTH FACS DEV CORP
HOSPITAL REV (ST JOSEPH HEALTH SYSTEM) BOND SERIES 2008B	5.00%	07/01/20	1,750,000	2,037,157
MIDLAND TEX INDPT SCH DIST
GO BOND SERIES 2011	5.00%	02/15/18 (a)	115,000	124,904
GO BOND SERIES 2011	4.00%	02/15/20 (a)	860,000	962,890
GO BOND SERIES 2012	4.00%	02/15/20 (a)	150,000	167,946
26    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NORTH TEXAS TOLLWAY AUTHORITY
TOLL REV (TEXAS TRANSPRTN COMMISSIONST STATE HIGHWAY FUND) BOND SERIES 2011 A	5.00%	09/01/21	500,000	601,515
NORTHWEST TEX INDPT SCH DIST
GO BOND SERIES 2015A	0.00%	02/15/17 (a)(f)	475,000	472,136
GO BOND SERIES 2015A	0.00%	02/15/18 (a)(f)	725,000	713,458
GO BOND SERIES 2015A	0.00%	02/15/19 (a)(f)	1,160,000	1,128,761
PEARLAND TEX
GO BOND SERIES 2015	5.00%	03/01/24	1,650,000	2,039,499
PHARR-SAN JUAN-ALAMO TEX INDPT SCH DIST
GO BOND SERIES 2015	5.00%	02/01/24 (a)	1,000,000	1,242,830
GO BOND SERIES 2015	5.00%	02/01/25 (a)	1,000,000	1,257,410
PLANO TEX
GO BOND SERIES 2011	5.00%	09/01/21	650,000	784,790
REAGAN HOSP DIST REAGAN CNTY TEX
GO BOND SERIES A	4.50%	02/01/24	895,000	1,018,644
RICHARDSON TEX INDPT SCH DIST
GO BOND SERIES 2015	5.00%	02/15/36 (a)(b)	130,000	154,339
ROCKWALL TEX INDPT SCH DIST
GO BOND SERIES 2012	5.00%	02/15/20 (a)	185,000	214,315
GO BOND SERIES 2012	5.00%	02/15/22 (a)(b)	450,000	530,905
GO BOND SERIES 2015 A	0.00%	02/15/17 (a)(f)	4,035,000	4,014,825
SAN ANTONIO TEX ELECTRIC & GAS
POWER REV BOND SERIES 2009D	5.00%	02/01/17	880,000	917,514
SCHERTZ-CIBOLO-UNVL CITY TEX INDPT SCH DIST
GO BOND SERIES 2016	0.00%	02/01/29 (a)(b)(f)	5,000,000	3,379,050
SIENNA PLANTATION LEVEE IMPT DIST TEX FORT BEND CNTY
GO BOND SERIES 2014	4.00%	09/01/24 (b)	500,000	563,635
SUNNYVALE TEX SCH DIST
GO BOND SERIES 2011	5.00%	02/15/19 (a)	195,000	218,874
GO BOND SERIES 2011	3.00%	02/15/20 (a)	110,000	118,657
GO BOND SERIES 2011	5.00%	02/15/22 (a)(b)	120,000	142,066
TARRANT CNTY TEX CULTURAL ED FACS FIN CORP
HOSPITAL REV (HENDRICK MEDICAL CENTER) BOND SERIES 2013	4.00%	09/01/16	440,000	446,926
TATUM TEX INDPT SCH DIST
GO BOND SERIES 2012	5.00%	02/15/23 (a)(b)	400,000	448,768
TEXAS ST AFFORDABLE HSG CORP
SINGLE FAM HOUSING REV BOND SERIES 2011B	4.45%	09/01/28 (b)	475,000	505,785
TOMBALL TEX INDPT SCH DIST
GO BOND SERIES 2011	5.00%	02/15/21 (a)	150,000	178,409
TRAVIS CNTY TEX
GO BOND SERIES 2009	5.00%	03/01/18	1,000,000	1,086,820
WILLIAMSON CNTY TEX
GO BOND SERIES 2011	5.00%	02/15/21	1,000,000	1,187,530
WINK-LOVING TEX INDPT SCH DIST
GO BOND SERIES 2012	3.00%	02/15/17 (a)	450,000	461,290
				67,989,792
UTAH 0.6%
SALT LAKE CNTY UTAH
UNIVERSITY REV (WESTMINSTER COLLEGE UTAH) BOND SERIES 2015	1.00%	10/01/17	350,000	350,984
UNIVERSITY REV (WESTMINSTER COLLEGE UTAH) BOND SERIES 2015	5.00%	10/01/18	650,000	709,020
UTAH CHARTER ACADEMIES INC
SCHOOL REV (UTAH STATE OF) BOND SERIES A	4.00%	10/15/40 (b)	1,250,000	1,276,250
SCHOOL REV (UTAH STATE OF) BOND SERIES A	4.00%	10/15/45 (b)	1,055,000	1,072,344
WEBER BASIN UTAH WTR CONSERVANCY DIST
WATER & SEWER REV BOND SERIES 2015A	5.00%	10/01/23	500,000	624,160
				4,032,758
VERMONT 0.4%
VERMONT HSG FIN AGY
SINGLE FAM HOUSING REV BOND SERIES 2011A	4.50%	02/01/26 (b)	2,455,000	2,642,366
See financial notes    27

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
VIRGIN ISLANDS 0.1%
VIRGIN ISLANDS PUB FIN AUTH
TRANSPORTATION REV (VIRGIN ISLANDS GARVEE REV BONDS) BOND SERIES 2015	4.00%	09/01/17	535,000	557,743
VIRGINIA 1.1%
CHESTERFIELD CNTY VA INDL DEV AUTH
LEASE REV (CHESTERFIELD CNTY VA) BOND SERIES 2010 A	4.00%	01/01/19 (e)	455,000	493,775
HENRICO CNTY VA
GO BOND SERIES 2010	5.00%	07/15/17	500,000	531,315
METROPOLITAN WASHINGTON AIRPORTS AUTHORITY
AIRPORT REV BOND SERIES 2009B	5.00%	10/01/18 (a)(e)	825,000	915,173
PRINCE WILLIAM CNTY VA INDL DEV AUTH
UNIVERSITY REV (GEORGE MASON UNIV VA) BOND SERIES 2011AA	5.50%	09/01/34 (b)	220,000	258,823
RICHMOND VA MET AUTH
TRANSPORTATION REV BOND SERIES 1998	5.25%	07/15/22 (a)	1,400,000	1,630,342
VIRGINIA COLLEGE BLDG AUTH VA
UNIVERSITY REV (WASHINGTON LEE UNIV) BOND SERIES 2015A	4.00%	01/01/20	315,000	352,268
VIRGINIA ST HSG DEV AUTH
SINGLE FAM HOUSING REV BOND SERIES 2010 A	4.00%	03/01/20 (b)	125,000	136,021
VIRGINIA ST SMALL BUSINESS FINANCING AUTHORITY
UNIVERSITY REV (HAMPTON UNIVERSITY) BOND SERIES 2014	5.00%	10/01/20	1,000,000	1,150,550
UNIVERSITY REV (HAMPTON UNIVERSITY) BOND SERIES 2014	5.00%	10/01/21	765,000	896,802
UNIVERSITY REV (HAMPTON UNIVERSITY) BOND SERIES 2014	5.00%	10/01/22	1,000,000	1,189,410
				7,554,479
WASHINGTON 2.4%
ADAMS CNTY WASH PUB HOSP DIST
GO BOND SERIES 2014	5.13%	12/01/44 (b)	3,660,000	3,886,371
CLARK & SKAMANIA COUNTIES SCHOOL DISTRICT NO 112-6 WASHOUGAL
GO BOND SERIES 2012	5.00%	12/01/18 (a)	2,390,000	2,670,753
CLARK CNTY WASH SCH DIST NO 117 CAMAS
GO BOND SERIES 2012	5.00%	12/01/17 (a)	1,850,000	1,994,688
ENERGY NORTHWEST
POWER REV BOND SERIES 2009A	5.25%	07/01/18	1,000,000	1,107,090
GRAYS HARBOR & PACIFIC CNTYS WASH SCH DIST NO 172 OCOSTA
GO BOND SERIES 2013	3.13%	12/01/20 (a)	65,000	70,997
GO BOND SERIES 2013	5.00%	12/01/23 (a)	390,000	483,105
KING CNTY WASH PUB HOSP DIST NO 2
GO BOND SERIES 2015	5.00%	12/01/22	1,920,000	2,353,939
GO BOND SERIES 2015	5.00%	12/01/24	690,000	852,978
WHIDBEY ISLAND WASH PUB HOSP DIST
GO BOND SERIES 2013	5.00%	12/01/19	745,000	819,254
GO BOND SERIES 2013	5.00%	12/01/20	720,000	803,686
GO BOND SERIES 2013	5.00%	12/01/22	460,000	521,042
YAKIMA & KITTITAS CNTYS WASH JT SCH DIST NO 3 NACHES VY
GO BOND SERIES 2014	5.00%	12/01/22 (a)	650,000	796,907
				16,360,810
WISCONSIN 0.8%
WISCONSIN ST HEALTH & EDL FACS AUTH
HEALTHCARE REV (UNITYPOINT HEALTH) BOND SERIES 2014A	5.00%	12/01/24 (b)	1,000,000	1,227,900
HOSPITAL REV (AURORA HEALTH CARE) BOND SERIES 2009 B2	5.13%	08/15/27 (b)	1,250,000	1,276,275
HOSPITAL REV (CHILDRENS HOSPITAL OF WI) BOND SERIES 2008B	4.20%	08/15/18	75,000	81,347
HOSPITAL REV (THEDACARE INC) BOND SERIES 2015	5.00%	12/15/21	250,000	298,397
HOSPITAL REV (THEDACARE INC) BOND SERIES 2015	5.00%	12/15/22	1,045,000	1,273,531
28    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
WISCONSIN STATE OF
LEASE REV BOND SERIES 2014B	5.00%	09/01/20	605,000	705,242
LEASE REV BOND SERIES 2014B	5.00%	09/01/21 (b)	300,000	353,457
				5,216,149
Total Fixed-Rate Obligations
(Cost $580,677,371)				612,357,422

Variable-Rate Obligations 7.5% of net assets
ALABAMA 0.1%
BIRMINGHAM ALA
GO BOND SERIES 2013-A	0.00%	03/01/43 (b)(f)	500,000	525,740
CALIFORNIA 0.5%
STATE OF CALIFORNIA
GO BOND SERIES 2013C	0.56%	12/01/28 (b)	3,600,000	3,600,108
COLORADO 0.1%
COLORADO HEALTH FACS AUTH REV
HEALTHCARE REV (CATHOLIC HEALTH INITIATIVES) SERIES 2906Z	0.21%	09/01/17 (a)(b)(c)	700,000	700,000
CONNECTICUT 2.1%
CONNECTICUT ST HEALTH & EDL FACS A
UNIVERSITY REV (YALE UNIVERSITY) BOND SERIES U-1	0.01%	07/01/33 (b)	7,000,000	7,020,230
CONNECTICUT STATE OF
GO BOND SERIES 2011C	1.11%	05/15/19	5,000,000	5,034,900
GO BOND SERIES 2012A	1.26%	04/15/20 (e)	1,000,000	1,009,440
GO BOND SERIES 2012D	0.78%	09/15/18	1,000,000	997,790
				14,062,360
DISTRICT OF COLUMBIA 0.5%
DISTRICT OF COLUMBIA (WASHINGTON DC)
SPECIAL TAX REV (DISTRICT COLUMBIA INCOME TAX REV) BOND SERIES 2011E	0.76%	12/01/17 (b)	3,240,000	3,255,034
FLORIDA 0.2%
ESCAMBIA CNTY FLA
IDB & PCR REV (GULF POWER COMPANY) BOND SERIES 1997	2.10%	07/01/22 (b)	1,000,000	1,023,220
GEORGIA 0.8%
BURKE CNTY GA DEV AUTH
IDB & PCR REV (GEORGIA POWER COMPANY) BOND SERIES 1994-4	2.20%	10/01/32 (b)	1,500,000	1,541,925
FLOYD CNTY GA DEV AUTH
IDB & PCR REV (GEORGIA POWER COMPANY) SERIES 1996-1	0.18%	09/01/26 (b)	3,000,000	3,000,000
MONROE CNTY GA DEV AUTH
IDB & PCR REV (GEORGIA POWER COMPANY) BOND SERIES 1995-1	2.00%	07/01/25 (b)	1,000,000	1,021,840
				5,563,765
ILLINOIS 0.2%
ILLINOIS FINANCE AUTHORITY
HOSPITAL REV (ASCENSION HEALTH ALLIANCE) BOND SERIES 2012 E-2	5.00%	11/15/42 (b)	1,300,000	1,366,976
KENTUCKY 0.3%
KENTUCKY ECONOMIC DEV FIN AUTH
HOSPITAL REV (CATHOLIC HEALTH INITIATIVES) BOND SERIES 2009B	2.70%	05/01/39 (b)	2,000,000	2,097,520
See financial notes    29

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MASSACHUSETTS 1.7%
MASSACHUSETTS BAY TRANS AUTH SALES TAX
REV SALES TAX SERIES 2008 A-2 (LIQ: JPMORGAN CHASE BANK NA)	0.01%	07/01/26 (a)(b)	1,600,000	1,600,000
MASSACHUSETTS BAY TRANSPORTATION AUTHORITY
GO (COMMONWEALTH OF MASSACHUSETTS) SERIES 2000A-1	0.03%	03/01/30 (a)(b)	4,895,000	4,895,000
MASSACHUSETTS ST DEV FIN AGY
UNIVERSITY REV (BOSTON UNIVERSITY) BOND SERIES U-1	0.59%	10/01/40 (b)	1,000,000	998,610
UNIVERSITY REV (BOSTON UNIVERSITY) BOND SERIES U-6E	0.56%	10/01/42 (b)	4,000,000	4,001,520
				11,495,130
MICHIGAN 0.3%
MICHIGAN ST HOSP FIN AUTH
HOSPITAL REV (ASCENSION HEALTH ALLIANCE) BOND SERIES 1999B-3	0.95%	11/15/33 (b)	2,000,000	2,007,720
NEW YORK 0.5%
NEW YORK CITY TRANSITIONAL FIN AUTH
SPECIAL TAX REV SERIES 2014 B-3	0.01%	11/01/42 (a)(b)	2,400,000	2,400,000
ONONDAGA CNTY NY TR CULTURAL RES REV
UNIVERSITY REV (SYRACUSE UNIVERSITY) SERIES 2010A	0.01%	12/01/29 (a)(b)	1,200,000	1,200,000
				3,600,000
SOUTH CAROLINA 0.2%
SOUTH CAROLINA EDL FACS AUTH
UNIVERSITY REV (WOFFORD COLLEGE) BOND SERIES 2007 B	2.00%	04/01/27 (b)	1,000,000	1,003,700
Total Variable-Rate Obligations
(Cost $49,969,839)				50,301,273

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $630,647,210 and the unrealized appreciation and depreciation were $32,121,731 and ($110,246), respectively, with a net unrealized appreciation of $32,011,485.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,471,932 or 0.2% of net assets.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero coupon bond.
(g)	Refunded bond.
(h)	Escrowed with U.S. Government debt.

30    See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
AGY —	Agency
ARPT —	Airport
COP —	Certificate of participation
EDL —	Education
FACS —	Facilities
FING —	Financing
GO —	General obligation
HOUS SINGL —	Single-family housing
HSG —	Housing
IDB —	Industrial development bond
IMPT —	Improvement
IND —	Independent
IND PROG —	Indenture Program
INDL —	Industrial
INDPT —	Independent
LOC —	Local
MULTI FAM —	Multi-family
MUN —	Municipal
OG —	Obligated Group
PCR —	Pollution control revenue
PFC —	Passenger facility charge
RESOL —	Resolution
REV —	Revenue
SAN/SANTN —	Sanitation
SCH DIST —	School district
SD —	School district
TRANSN —	Transportation
UN —	Union
UNI —	Unified

The following is a summary of the inputs used to value the fund's investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$612,357,422	$—	$612,357,422
Variable-Rate Obligations[1]	—	50,301,273	—	50,301,273
Total	$—	$662,658,695	$—	$662,658,695
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2016.
See financial notes    31

Schwab Tax-Free Bond Fund
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $630,647,210)		$662,658,695
Cash		13,921,039
Receivables:
Investments sold		4,111,500
Interest		6,047,238
Fund shares sold		1,003,623
Prepaid expenses	+	20,263
Total assets		687,762,358
Liabilities
Payables:
Investments bought - Delayed-delivery		14,971,169
Investment adviser and administrator fees		26,360
Shareholder service fees		29,456
Distributions to shareholders		492,636
Fund shares redeemed		233,067
Accrued expenses	+	123,947
Total liabilities		15,876,635
Net Assets
Total assets		687,762,358
Total liabilities	–	15,876,635
Net assets		$671,885,723
Net Assets by Source
Capital received from investors		638,165,166
Net investment income not yet distributed		40,193
Net realized capital gains		1,668,879
Net unrealized capital appreciation		32,011,485

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$671,885,723		56,033,576		$11.99

32    See financial notes

Schwab Tax-Free Bond Fund
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Interest		$8,774,493
Expenses
Investment adviser and administrator fees		908,930
Shareholder service fees		764,825
Portfolio accounting fees		56,525
Professional fees		33,836
Shareholder reports		24,998
Transfer agent fees		16,277
Registration fees		13,332
Proxy fees		10,702
Custodian fees		7,533
Independent trustees' fees		6,554
Interest expense		101
Other expenses	+	6,166
Total expenses		1,849,779
Expense reduction by CSIM and its affiliates	–	257,562
Net expenses	–	1,592,217
Net investment income		7,182,276
Realized and Unrealized Gains (Losses)
Net realized gains on investments		2,479,572
Net change in unrealized appreciation (depreciation) on investments	+	9,818,734
Net realized and unrealized gains		12,298,306
Increase in net assets resulting from operations		$19,480,582
See financial notes    33

Schwab Tax-Free Bond Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$7,182,276	$14,345,778
Net realized gains		2,479,572	7,584,235
Net change in unrealized appreciation (depreciation)	+	9,818,734	(9,739,023)
Increase in net assets from operations		19,480,582	12,190,990
Distributions to Shareholders
Distributions from net investment income		(7,189,835)	(14,341,014)
Distributions from net realized gains	+	(3,147,792)	(6,292,514)
Total distributions		($10,337,627)	($20,633,528)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,736,633	$80,375,443	12,564,993	$149,788,896
Shares reinvested		527,292	6,275,157	1,061,150	12,633,244
Shares redeemed	+	(5,379,153)	(64,051,083)	(11,858,941)	(141,056,767)
Net transactions in fund shares		1,884,772	$22,599,517	1,767,202	$21,365,373
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		54,148,804	$640,143,251	52,381,602	$627,220,416
Total increase	+	1,884,772	31,742,472	1,767,202	12,922,835
End of period		56,033,576	$671,885,723	54,148,804	$640,143,251
Net investment income not yet distributed			$40,193		$47,752
34    See financial notes

Schwab California Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/15– 2/29/16*	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data
Net asset value at beginning of period	$11.97	$12.19	$11.49	$12.31	$11.77	$11.94
Income (loss) from investment operations:
Net investment income (loss)	0.14 [1]	0.27 [1]	0.29	0.30	0.34	0.36
Net realized and unrealized gains (losses)	0.25	(0.00) [2]	0.70	(0.59)	0.56	(0.07)
Total from investment operations	0.39	0.27	0.99	(0.29)	0.90	0.29
Less distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.29)	(0.30)	(0.34)	(0.36)
Distributions from net realized gains	(0.07)	(0.22)	—	(0.23)	(0.02)	(0.10)
Total distributions	(0.21)	(0.49)	(0.29)	(0.53)	(0.36)	(0.46)
Net asset value at end of period	$12.15	$11.97	$12.19	$11.49	$12.31	$11.77
Total return	3.22% [3]	2.22%	8.74%	(2.49%)	7.75%	2.55%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [4]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.60% [4]	0.60%	0.60%	0.59%	0.59%	0.59%
Net investment income (loss)	2.28% [4]	2.25%	2.47%	2.46%	2.84%	3.12%
Portfolio turnover rate	14% [3]	77%	107%	118%	101%	68%
Net assets, end of period (x 1,000,000)	$441	$421	$426	$395	$434	$379

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
Annualized (except for proxy costs).
See financial notes    35

Schwab California Tax-Free Bond Fund
Portfolio Holdings  as of February 29, 2016 (Unaudited)
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.
Holdings by Category		Cost ($)	Value ($)
90.4%	Fixed-Rate Obligations	374,410,880	398,878,954
6.7%	Variable-Rate Obligations	29,056,900	29,398,060
97.1%	Total Investments	403,467,780	428,277,014
2.9%	Other Assets and Liabilities, Net		12,997,850
100.0%	Net Assets		441,274,864

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 90.4% of net assets
CALIFORNIA 90.0%
ABAG FIN CORP CALIF
HEALTHCARE REV (EPISCOPAL SENIOR CMNTYS) BOND SERIES 2012B	3.00%	07/01/16	815,000	820,175
HEALTHCARE REV (EPISCOPAL SENIOR CMNTYS) BOND SERIES 2012B	4.00%	07/01/17	1,580,000	1,630,750
HEALTHCARE REV (EPISCOPAL SENIOR CMNTYS) BOND SERIES 2012B	5.00%	07/01/20	530,000	599,170
HOSPITAL REV (SHARP HEALTHCARE) BOND SERIES 2012 A	5.00%	08/01/28 (b)(f)	235,000	269,996
HOUSING REV (CASA DE LAS CAMPANAS INC) BOND SERIES 2010	5.13%	09/01/20 (a)(f)	3,500,000	3,816,890
ALAMEDA CNTY CALIF JT PWRS AUTH
LEASE REV (ALAMEDA CNTY CA) BOND SERIES 2013A	5.25%	12/01/25 (b)	665,000	833,824
LEASE REV (ALAMEDA CNTY CA) BOND SERIES 2013A	5.25%	12/01/26 (b)	225,000	279,077
ALAMEDA CNTY CALIF TRANSN AUTH
SALES TAX REV BOND SERIES 2014	5.00%	03/01/21	500,000	600,945
ALAMEDA CORRIDOR TRANSN AUTH CALIF
TRANSPORTATION REV BOND SERIES 2013 A	5.00%	10/01/28 (b)	2,260,000	2,712,678
ALUM ROCK CALIF UN ELEM SCH DIST
GO BOND SERIES 2015	5.00%	08/01/25	600,000	755,394
GO BOND SERIES 2015	5.00%	08/01/27 (b)	845,000	1,037,001
AMERICAN CANYON CALIF FING AUTH
SPECIAL TAX REV (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) BOND SERIES 2015	3.00%	09/02/17	500,000	515,970
SPECIAL TAX REV (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) BOND SERIES 2015	3.00%	09/02/18	415,000	435,397
SPECIAL TAX REV (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) BOND SERIES 2015	3.00%	09/02/19	530,000	564,047
SPECIAL TAX REV (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) BOND SERIES 2015	4.00%	09/02/20	445,000	496,673
SPECIAL TAX REV (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) BOND SERIES 2015	5.00%	09/02/21	320,000	379,232
SPECIAL TAX REV (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) BOND SERIES 2015	5.00%	09/02/22	595,000	715,190
SPECIAL TAX REV (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) BOND SERIES 2015	5.00%	09/02/23	625,000	757,194
SPECIAL TAX REV (AMERICAN CANYON ROAD EAST ASSESSMENT DISTRICT NO. 2005-1. CA) BOND SERIES 2015	5.00%	09/02/25	690,000	841,683
ANAHEIM CALIF PUB FING AUTH
LEASE REV (ANAHEIM CA (CITY OF)) BOND SERIES 2008	4.50%	08/01/17 (f)	115,000	121,456
LEASE REV (ANAHEIM CA (CITY OF)) BOND SERIES A	5.00%	05/01/21	105,000	124,314
LEASE REV (ANAHEIM CA (CITY OF)) BOND SERIES A	5.00%	05/01/22	440,000	530,658
36    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
LEASE REV (ANAHEIM CA (CITY OF)) BOND SERIES A	5.00%	05/01/23	500,000	611,480
LEASE REV (ANAHEIM CA (CITY OF)) BOND SERIES A	5.00%	05/01/25 (b)	1,000,000	1,227,400
LEASE REV (ANAHEIM CA (CITY OF)) BOND SERIES A	5.00%	05/01/39 (b)	1,000,000	1,148,650
ANTELOPE VALLEY CALIF UN HIGH SCH DIST
GO BOND SERIES 2015	5.00%	08/01/20	1,385,000	1,621,530
BANNING CALIF FINANCING AUTHORITY
POWER REV (BANNING CA ELECTRIC) BOND SERIES 2015	5.00%	06/01/27 (b)	900,000	1,086,102
BERKELEY CALIF JT PWRS FING AUTH
LEASE REV (BERKELEY CALIF) BOND SERIES 2012	4.00%	10/01/16	750,000	765,930
BEVERLY HILLS CALIF PUB FING AUTH
LEASE REV (BEVERLY HILLS CITY OF) BOND SERIES 2010A	4.00%	06/01/16 (f)	100,000	100,982
BEVERLY HILLS CALIF UNI SCH DIST
GO BOND SERIES 2009	0.00%	08/01/26 (c)	1,805,000	1,435,480
CALIF HSG FIN AGY MULTIFAMILY HSG
MULTI FAM HOUSING REV BOND SERIES A-2	0.85%	08/01/16	40,000	40,007
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
UNIVERSITY REV (CLAREMONT MCKENNA COLLEGE) BOND SERIES 2015A	4.00%	01/01/19	500,000	546,295
UNIVERSITY REV (POMONA COLLEGE) BOND SERIES 2011	4.00%	01/01/17 (f)	200,000	206,280
UNIVERSITY REV (UNIVERSITY OF SAN DIEGO) BOND SERIES 2011	4.50%	10/01/17 (f)	1,230,000	1,294,772
UNIVERSITY REV (UNIVERSITY OF SAN DIEGO) BOND SERIES 2011	5.00%	10/01/18 (f)	680,000	754,324
UNIVERSITY REV (UNIVERSITY OF SOUTHERN CALIFORNIA) BOND SERIES 2009C	5.25%	10/01/24 (f)	2,000,000	2,613,040
CALIFORNIA HEALTH FACS FING AUTH
HEALTHCARE REV BOND SERIES 2015	5.00%	07/01/21 (a)	250,000	297,060
HEALTHCARE REV BOND SERIES 2015	5.00%	07/01/23 (a)	175,000	214,011
HOSPITAL REV (CITY OF HOPE) BOND SERIES 2012A	5.00%	11/15/21	325,000	390,631
HOSPITAL REV (MEMORIAL HLTH SVCS CORP) BOND SERIES 2012A	4.00%	10/01/17 (f)	750,000	792,960
HOSPITAL REV (PROVIDENCE HEALTH AND SERVICES) BOND SERIES 2014A	5.00%	10/01/21	700,000	849,268
HOSPITAL REV (SCRIPPS HEALTH) BOND SERIES 2008A	5.00%	10/01/16 (f)	2,735,000	2,811,224
HOSPITAL REV BOND SERIES 2005	5.00%	12/01/18 (a)(f)	125,000	139,079
HOSPITAL REV BOND SERIES 2011A	5.25%	02/01/20 (a)(f)	145,000	168,754
HOSPITAL REV BOND SERIES 2012A	4.00%	11/01/16 (a)	1,330,000	1,360,563
HOSPITAL REV BOND SERIES 2015	5.00%	11/01/20 (a)	175,000	203,635
HOSPITAL REV BOND SERIES 2015	5.00%	11/01/21 (a)	400,000	474,360
HOSPITAL REV BOND SERIES 2015	5.00%	11/01/22 (a)	375,000	452,471
HOSPITAL REV BOND SERIES 2015	5.00%	11/01/23 (a)	100,000	121,791
HOSPITAL REV BOND SERIES 2015	5.00%	11/01/25 (a)(b)	200,000	243,222
HOSPITAL REV BOND SERIES 2015	5.00%	11/01/28 (a)(b)	800,000	950,688
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
EDUCATIONAL INSTITUTION REV (ACADEMY OF MOTION PICTURE) BOND SERIES 2015A	5.00%	11/01/23	785,000	971,838
EDUCATIONAL INSTITUTION REV (ACADEMY OF MOTION PICTURE) BOND SERIES 2015A	5.00%	11/01/24 (b)	1,635,000	2,025,242
POWER REV (CALIFORNIA INDEPENDENT SYSTEM OPERATOR CORP) BOND SERIES 2013	5.00%	02/01/30 (b)	1,300,000	1,518,803
UNIVERSITY REV (UNIVERSITY OF CALIFORNIA) BOND SERIES 2010A	4.00%	05/15/17	215,000	223,989
UNIVERSITY REV (UNIVERSITY OF CALIFORNIA) BOND SERIES 2010A	4.00%	05/15/18	775,000	831,242
UNIVERSITY REV (UNIVERSITY OF CALIFORNIA) BOND SERIES 2010A	5.00%	05/15/20	245,000	285,643
UNIVERSITY REV (UNIVERSITY OF SOUTHERN CALIFORNIA) BOND SERIES 2010	5.00%	12/01/19	470,000	544,175
UNIVERSITY REV (UNIVERSITY OF SOUTHERN CALIFORNIA) BOND SERIES 2010	3.25%	12/01/21 (b)	750,000	825,352
UNIVERSITY REV (UNIVERSITY OF SOUTHERN CALIFORNIA) BOND SERIES 2010	5.00%	12/01/23 (b)	670,000	792,925
CALIFORNIA MUN FIN AUTH
POWER REV (ANAHEIM ELEC SYS CA) BOND SERIES 2014-A	5.00%	10/01/19	500,000	575,580
POWER REV (ANAHEIM ELEC SYS CA) BOND SERIES 2014-A	5.00%	10/01/21	1,100,000	1,335,895
CALIFORNIA ST DEPT WTR RES
WATER & SEWER REV BOND SERIES AI	5.00%	12/01/16	2,000,000	2,072,380
CALIFORNIA ST DEPT WTR RES PWR SUPPLY REV
POWER REV BOND SERIES 2008H	4.50%	05/01/17	1,550,000	1,624,803
POWER REV BOND SERIES 2010M	4.00%	05/01/19	750,000	828,840
POWER REV BOND SERIES 2015O	5.00%	05/01/21	2,000,000	2,411,240
See financial notes    37

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
CALIFORNIA STATE PUB WKS BRD
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2011 D	5.00%	12/01/22 (b)	1,000,000	1,201,960
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2012 A	5.00%	04/01/23 (b)	2,050,000	2,470,701
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2012 C	5.00%	06/01/18	1,500,000	1,646,445
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2012G	4.00%	11/01/16	885,000	907,063
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2013F	4.00%	09/01/16	500,000	509,525
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2013F	3.00%	09/01/17	750,000	777,772
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2013G	5.00%	09/01/16	500,000	512,025
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2013G	5.00%	09/01/17	600,000	640,194
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2013I	5.00%	11/01/19	1,250,000	1,439,750
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2013I	5.00%	11/01/20	1,335,000	1,579,705
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2014B	5.00%	10/01/24	1,000,000	1,257,880
LEASE REV (STATE OF CALIFORNIA) BOND SERIES C	5.75%	10/01/31 (b)	1,000,000	1,230,630
LEASE REV (STATE OF CALIFORNIA) BOND SERIES G	5.00%	01/01/20 (f)	5,000,000	5,773,800
LEASE REV (UNIVERSITY OF CALIFORNIA) BOND SERIES 2011 G	5.25%	12/01/26 (b)(d)(g)	1,000,000	1,236,580
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
HEALTHCARE REV (EPISCOPAL COMMUNITIES AND SERVICES) BOND SERIES 2012	5.00%	05/15/21	300,000	352,404
HEALTHCARE REV (EPISCOPAL COMMUNITIES AND SERVICES) BOND SERIES 2012	5.00%	05/15/24 (b)	440,000	512,125
HEALTHCARE REV BOND SERIES 2013	3.00%	11/15/16 (a)	200,000	203,718
HEALTHCARE REV BOND SERIES 2013	3.00%	11/15/17 (a)	325,000	338,471
HEALTHCARE REV BOND SERIES 2013	4.00%	11/15/19 (a)	150,000	167,340
HEALTHCARE REV BOND SERIES 2013	4.00%	11/15/20 (a)	125,000	142,369
HEALTHCARE REV BOND SERIES C	2.50%	08/01/20 (a)(b)	3,500,000	3,536,820
HOSPITAL REV (COTTAGE HEALTH SYSTEM) BOND SERIES 2010	5.00%	11/01/17	325,000	348,650
HOSPITAL REV (COTTAGE HEALTH SYSTEM) BOND SERIES 2010	5.00%	11/01/18	350,000	389,060
HOSPITAL REV (COTTAGE HEALTH SYSTEM) BOND SERIES 2015	4.00%	11/01/18	100,000	108,520
HOSPITAL REV (COTTAGE HEALTH SYSTEM) BOND SERIES 2015	4.00%	11/01/19	200,000	222,152
HOSPITAL REV (COTTAGE HEALTH SYSTEM) BOND SERIES 2015	5.00%	11/01/20	100,000	117,553
HOSPITAL REV (HUNTINGTON MEMORIAL HOSPITAL OBLIGATED GROUP) BOND SERIES 2014B	5.00%	07/01/21	550,000	649,484
HOSPITAL REV (HUNTINGTON MEMORIAL HOSPITAL OBLIGATED GROUP) BOND SERIES 2014B	5.00%	07/01/22	400,000	480,868
HOSPITAL REV (KAISER PERMANENTE) BOND SERIES 2009A	4.63%	04/01/19	100,000	111,128
HOSPITAL REV (ST JOSEPH HEALTH SYSTEM) BOND SERIES 2000	4.50%	07/01/18	2,460,000	2,567,723
HOSPITAL REV (SUTTER HEALTH) BOND SERIES 2011A	6.00%	08/15/42 (b)	875,000	1,048,057
CENTINELA VALLEY CALIF UN HIGH SCH
GO BOND SERIES 2013B	6.00%	08/01/36 (b)	1,300,000	1,657,851
CENTRALIA CALIF SCH DIST
GO BOND SERIES 2012	4.00%	08/01/21	100,000	115,669
GO BOND SERIES 2012	4.00%	08/01/24 (b)	75,000	86,240
CITRUS HEIGHTS CALIF WTR DIST
LEASE REV BOND SERIES 2010	4.00%	10/01/20	120,000	135,961
CLOVIS CALIF WASTEWATER
WATER & SEWER REV BOND SERIES 1A	5.00%	08/01/22	515,000	620,709
WATER & SEWER REV BOND SERIES 2015	5.25%	08/01/30 (b)	1,060,000	1,296,772
COLTON CALIF JT UNI SCH DIST
GO BOND SERIES 2016	5.00%	02/01/31 (b)	500,000	598,540
GO BOND SERIES 2016	5.00%	02/01/32 (b)	635,000	755,282
COMPTON CALIF
GO BOND SERIES 2014	5.00%	07/01/28 (b)	3,695,000	4,401,669
CONTRA COSTA CALIF CMNTY COLLEGE DIST
GO BOND SERIES 2011	5.00%	08/01/22 (b)	975,000	1,170,868
GO BOND SERIES 2014A	4.00%	08/01/26 (b)	350,000	404,352
CONTRA COSTA TRANSPORTATION AUTHORITY
SALES TAX REV BOND SERIES 2015A	4.00%	03/01/26 (b)	1,000,000	1,185,380
SALES TAX REV BOND SERIES 2015A	5.00%	03/01/27 (b)	310,000	390,718
COTATI-ROHNERT PK CALIF UNI SCH DIST
GO BOND SERIES A	5.00%	08/01/26 (b)	715,000	867,374
GO BOND SERIES B	5.00%	08/01/22	795,000	965,798
GO BOND SERIES B	5.00%	08/01/23	2,105,000	2,581,551
38    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
CUPERTINO CALIF UN SCH DIST
GO BOND SERIES 2011A	5.00%	08/01/23 (b)	190,000	229,752
GO BOND SERIES 2011A	5.00%	08/01/24 (b)	285,000	343,100
GO BOND SERIES 2011A	5.00%	08/01/26 (b)	50,000	59,463
EL CAMINO CA CMNTY CLG DIST
GO BOND SERIES 2012C	0.00%	08/01/22 (c)	1,480,000	1,329,173
EL DORADO CALIF IRR DIST
WATER & SEWER REV BOND SERIES 2014A	4.00%	03/01/17	750,000	776,820
WATER & SEWER REV BOND SERIES 2014A	5.00%	03/01/19	85,000	95,582
ELK GROVE CALIF FIN AUTH
SPECIAL TAX REV (ELK GROVE COMMUNITY FACILITY DISTRICTS 2002-1 AND 2003-1) BOND SERIES 2015	4.00%	09/01/20	575,000	641,556
SPECIAL TAX REV (ELK GROVE COMMUNITY FACILITY DISTRICTS 2002-1 AND 2003-1) BOND SERIES 2015	5.00%	09/01/21	450,000	532,485
SPECIAL TAX REV (ELK GROVE COMMUNITY FACILITY DISTRICTS 2002-1 AND 2003-1) BOND SERIES 2015	5.00%	09/01/22	450,000	538,533
SPECIAL TAX REV (ELK GROVE COMMUNITY FACILITY DISTRICTS 2002-1 AND 2003-1) BOND SERIES 2015	5.00%	09/01/23	775,000	936,487
FRANKLIN-MCKINLEY CALIF SCH DIST
GO BOND SERIES 2014	4.00%	08/01/21	125,000	143,690
GO BOND SERIES 2014	5.00%	08/01/22	800,000	976,800
GO BOND SERIES 2014	5.00%	08/01/23	900,000	1,110,096
GO BOND SERIES C	0.00%	08/01/40 (b)(c)	1,000,000	279,540
FRESNO CALIF
AIRPORT REV (FRESNO CA ARPT REVENUE) BOND SERIES 2013A	4.00%	07/01/20	300,000	335,406
AIRPORT REV (FRESNO CA ARPT REVENUE) BOND SERIES 2013A	5.00%	07/01/22	350,000	420,529
GARDEN GROVE CALIF UNI SCH DIST
GO BOND SERIES C	5.00%	08/01/27 (b)	470,000	578,330
GO BOND SERIES C	5.00%	08/01/28 (b)	400,000	487,468
GLENDALE CALIF REDEV AGY
SPECIAL TAX REV (GLENDALE REDEVELOPMENT AGENCY SUCCESSOR AGENCY) BOND SERIES 2013	4.00%	12/01/19	900,000	999,081
SPECIAL TAX REV (GLENDALE REDEVELOPMENT AGENCY SUCCESSOR AGENCY) BOND SERIES 2013	5.00%	12/01/21	1,250,000	1,502,812
GOLDEN WEST SCHS FING AUTH CALIF
SCHOOL REV (ROWLAND CALIF UNI SCH DIST) BOND SERIES 2005	5.25%	09/01/24	1,675,000	2,119,260
GOLETA CALIF WTR DIST
LEASE REV BOND SERIES 2014 A	5.00%	12/01/21	340,000	412,107
LEASE REV BOND SERIES 2014 A	5.00%	12/01/22	375,000	461,606
LEASE REV BOND SERIES 2014 A	5.00%	12/01/24 (b)	1,000,000	1,228,190
GREENFIELD CALIF REDEV AGY
SPECIAL TAX REV BOND SERIES 2016	4.00%	02/01/24	860,000	979,385
SPECIAL TAX REV BOND SERIES 2016	4.00%	02/01/25	790,000	900,655
SPECIAL TAX REV BOND SERIES 2016	4.00%	02/01/26	740,000	844,259
SPECIAL TAX REV BOND SERIES 2016	5.00%	02/01/28 (b)	1,165,000	1,404,244
SPECIAL TAX REV BOND SERIES 2016	5.00%	02/01/29 (b)	730,000	874,336
SPECIAL TAX REV BOND SERIES 2016	3.00%	02/01/33 (b)	1,415,000	1,376,781
HEALDSBURG CALIF SCH FACS FING
SCHOOL REV (HEALDSBURG CALIF UNI SCH DIST) BOND SERIES 2014	5.00%	07/15/22	100,000	122,371
SCHOOL REV (HEALDSBURG CALIF UNI SCH DIST) BOND SERIES 2014	5.00%	07/15/24	150,000	189,116
HEALDSBURG CALIF UNI SCH DIST
GO BOND SERIES 2012C	0.00%	08/01/28 (b)(c)	275,000	182,644
GO BOND SERIES 2012C	0.00%	08/01/29 (b)(c)	600,000	377,820
GO BOND SERIES 2012C	0.00%	08/01/31 (b)(c)	225,000	126,720
HEALDSBURG CALIF WASTEWATER REV
WATER & SEWER REV BOND SERIES 2015A	4.00%	10/01/20	1,015,000	1,150,980
WATER & SEWER REV BOND SERIES 2015A	4.00%	10/01/22	1,095,000	1,276,770
HEALDSBURG REDEVELOPMENT AGENCY
SPECIAL TAX REV BOND SERIES 2010	5.25%	08/01/30 (b)	1,000,000	1,132,610
IMPERIAL IRRIGATION DISTRICT CALIF
POWER REV BOND SERIES 2011 C	5.00%	11/01/18	425,000	474,453
POWER REV BOND SERIES 2011 D	5.00%	11/01/19	720,000	830,520
POWER REV BOND SERIES 2011 D	5.00%	11/01/20	750,000	889,860
See financial notes    39

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
INDIAN WELLS CALIF REDEV AGY
SPECIAL TAX REV BOND SERIES 2015A	5.00%	09/01/23	1,075,000	1,307,909
SPECIAL TAX REV BOND SERIES 2015A	5.00%	09/01/27 (b)	1,000,000	1,217,270
INGLEWOOD CALIF UNI SCH DIST
GO BOND SERIES 2013 A	5.00%	08/01/16	150,000	152,982
GO BOND SERIES 2013 A	5.00%	08/01/17	155,000	163,457
GO BOND SERIES 2013 A	6.25%	08/01/37 (b)	1,435,000	1,830,759
IRVINE CALIF
SPECIAL TAX REV (IRVINE CALIF REASSESSMENT DISTRICT NO 15-1) BOND	4.00%	09/02/17	355,000	372,175
SPECIAL TAX REV (IRVINE CALIF REASSESSMENT DISTRICT NO 15-1) BOND	4.00%	09/02/18	1,600,000	1,720,912
SPECIAL TAX REV (IRVINE CALIF REASSESSMENT DISTRICT NO 15-1) BOND	4.00%	09/02/20	940,000	1,050,600
JURUPA CALIF PUB FING AUTH REV
SPECIAL TAX REV (JURUPA COMMUNITY SERVICES DISTRICT) BOND SERIES 2014A	5.00%	09/01/19	475,000	539,462
SPECIAL TAX REV (JURUPA COMMUNITY SERVICES DISTRICT) BOND SERIES 2014A	5.00%	09/01/20	550,000	640,777
KERN CNTY CALIF
LEASE REV BOND SERIES A	5.00%	11/01/17	1,460,000	1,552,637
LEASE REV BOND SERIES A	5.00%	11/01/18	1,235,000	1,355,054
LODI PUBLIC FINANCING AUTHORITY, CA
WATER & SEWER REV (LODI CALIF WASTEWATER SYS) BOND SERIES A	4.00%	10/01/16	300,000	306,606
WATER & SEWER REV (LODI CALIF WASTEWATER SYS) BOND SERIES A	4.00%	10/01/19	450,000	500,081
WATER & SEWER REV (LODI CALIF WASTEWATER SYS) BOND SERIES A	4.00%	10/01/20	450,000	510,287
WATER & SEWER REV (LODI CALIF WASTEWATER SYS) BOND SERIES A	4.00%	10/01/21	725,000	835,570
LONG BEACH CALIF
PUBLIC SERVICES REV (LONG BEACH MARINA CA) BOND SERIES 2015	5.00%	05/15/31 (b)	445,000	512,662
PUBLIC SERVICES REV (LONG BEACH MARINA CA) BOND SERIES 2015	5.00%	05/15/33 (b)	350,000	399,000
PUBLIC SERVICES REV (LONG BEACH MARINA CA) BOND SERIES 2015	5.00%	05/15/34 (b)	695,000	787,567
LONG BEACH CALIF CMNTY COLLEGE DIST
GO BOND SERIES 2015F	5.00%	06/01/25	925,000	1,185,239
LOS ANGELES CA DEPARTMENT OF AIRPORTS
AIRPORT REV BOND SERIES B	5.00%	05/15/21 (b)	30,000	35,274
LOS ANGELES CALIF
GO BOND SERIES 2010A	5.00%	06/01/20 (f)	4,950,000	5,732,644
LOS ANGELES CALIF CMNTY COLLEGE DIST
GO BOND SERIES 2009A	6.00%	08/01/33 (b)(d)(g)	1,545,000	1,819,207
LOS ANGELES CALIF DEPT PWR
POWER REV BOND SERIES 2011A	4.00%	07/01/16	515,000	521,752
POWER REV BOND SERIES 2011A	5.00%	07/01/18	3,380,000	3,729,864
POWER REV BOND SERIES 2012 A	5.00%	07/01/29 (b)	315,000	376,274
LOS ANGELES CALIF HBR DEPT
TRANSPORTATION REV BOND SERIES 2011B	5.00%	08/01/24 (b)	1,000,000	1,211,480
TRANSPORTATION REV BOND SERIES 2014C	5.00%	08/01/31 (b)	1,450,000	1,738,361
TRANSPORTATION REV BOND SERIES 2015 A	5.00%	08/01/26 (b)	850,000	1,080,324
LOS ANGELES CALIF MUN IMPT CORP
LEASE REV (LOS ANGELES CALIF) BOND SERIES 2014-A	5.00%	05/01/29 (b)	400,000	475,008
LEASE REV (LOS ANGELES CALIF) BOND SERIES 2014-A	5.00%	05/01/30 (b)	750,000	885,562
LEASE REV (LOS ANGELES CALIF) BOND SERIES 2014-A	5.00%	05/01/31 (b)	1,100,000	1,292,313
LEASE REV (LOS ANGELES CALIF) BOND SERIES 2014-A	5.00%	05/01/32 (b)	2,635,000	3,074,571
LOS ANGELES CALIF UNI SCH DIST
LEASE REV BOND SERIES A	5.00%	10/01/20	2,150,000	2,526,830
LOS ANGELES CALIF WASTEWTR SYS
WATER & SEWER REV BOND SERIES 2012 B	4.00%	06/01/18	150,000	161,577
WATER & SEWER REV BOND SERIES 2012 B	5.00%	06/01/20	500,000	586,920
WATER & SEWER REV BOND SERIES 2012 B	4.00%	06/01/22	440,000	514,492
LOS ANGELES CNTY CALIF CMNTY FACS DIST NO 4
SPECIAL TAX REV BOND SERIES 2014	5.00%	09/01/22	750,000	895,522
SPECIAL TAX REV BOND SERIES 2014	5.00%	09/01/23	1,000,000	1,208,370
SPECIAL TAX REV BOND SERIES 2014	5.00%	09/01/24	1,250,000	1,524,825
LOS ANGELES CNTY CALIF SANTN DISTS FING AUTH
WATER & SEWER REV (LOS ANGELES CNTY CALIF SANTN DIST NO 14) BOND SERIES 2015A	5.00%	10/01/31 (b)	4,430,000	5,360,566
40    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
LOS ANGELES CNTY REDEVELOPMENT REFUNDING AUTHORITY
SPECIAL TAX REV (SOUTH GATE SUCCESSOR COMMUNITY DEVELOP COMMISSION PROJECT NO 1; CLAREMONT SUCCESSOR CA REDEV AGNCY CONSOLIDATED PROJECT;) BOND SERIES 2014A	4.00%	09/01/18	830,000	897,255
SPECIAL TAX REV (SOUTH GATE SUCCESSOR COMMUNITY DEVELOP COMMISSION PROJECT NO 1; CLAREMONT SUCCESSOR CA REDEV AGNCY CONSOLIDATED PROJECT;) BOND SERIES 2014A	5.00%	09/01/24	1,390,000	1,732,274
LOS ANGELES COUNTY REGIONAL FINANCING AUTHORITY
HEALTHCARE REV BOND SERIES 2014B-1	3.00%	11/15/21 (a)(b)	750,000	751,815
HEALTHCARE REV BOND SERIES 2014B-3	2.50%	11/15/20 (a)(b)	470,000	470,931
LOS GATOS CALIF
LEASE REV BOND SERIES 2010	5.00%	08/01/21 (b)	500,000	569,155
M-S-R PUB PWR AGY CALIF
POWER REV (M-S-R PUB PWR AGY CALIF; MODESTO CALIF IRR DIST;) BOND SERIES 2008L	5.00%	07/01/16	180,000	182,875
POWER REV (M-S-R PUB PWR AGY CALIF; MODESTO CALIF IRR DIST;) BOND SERIES 2008L	5.00%	07/01/17	855,000	905,676
MADERA CALIF IRR DIST
WATER & SEWER REV BOND SERIES 2015	5.00%	09/01/28 (b)	2,205,000	2,717,773
WATER & SEWER REV BOND SERIES 2015	5.00%	09/01/29 (b)	650,000	772,759
WATER & SEWER REV BOND SERIES 2015	5.00%	09/01/30 (b)	145,000	165,262
MALIBU CALIF
LEASE REV BOND SERIES 2009A	4.00%	07/01/18	75,000	80,840
LEASE REV BOND SERIES 2009A	5.00%	07/01/20 (b)	75,000	85,678
LEASE REV BOND SERIES A	4.00%	07/01/17	100,000	104,678
MENLO PARK SUCCESSOR REDEVELOPMENT AGENCY
SPECIAL TAX REV BOND SERIES 2015	5.00%	10/01/25	575,000	723,396
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
WATER & SEWER REV BOND SERIES 1993A	5.75%	07/01/21 (f)	4,505,000	5,300,313
MODESTO CALIF IRR DIST
POWER REV BOND SERIES 2012 A	5.00%	07/01/16	200,000	203,320
POWER REV BOND SERIES 2012 A	5.00%	07/01/17	100,000	106,136
POWER REV BOND SERIES 2012 A	5.00%	07/01/19	200,000	228,260
MORAGA CALIF
LEASE REV BOND SERIES 2013	4.00%	04/01/18	120,000	127,810
LEASE REV BOND SERIES 2013	4.00%	04/01/25 (b)	145,000	167,762
LEASE REV BOND SERIES 2013	5.00%	04/01/26 (b)	310,000	375,227
LEASE REV BOND SERIES 2013	5.00%	04/01/27 (b)	430,000	513,764
MORENO VALLEY CALIF PUB FIN AUTH
LEASE REV (MORENO VALLEY CALIF) BOND SERIES 2013	5.00%	11/01/18	1,100,000	1,218,272
LEASE REV (MORENO VALLEY CALIF) BOND SERIES 2013	5.00%	11/01/22	810,000	982,643
MOUNTAIN VIEW SHORELINE REGIONAL PARK COMMUNITY
SALES TAX REV BOND SERIES 2011 A	5.00%	08/01/19	420,000	476,603
SALES TAX REV BOND SERIES 2011 A	5.00%	08/01/21	550,000	654,819
SALES TAX REV BOND SERIES 2011 A	5.75%	08/01/40 (b)	700,000	835,534
SPECIAL TAX REV BOND SERIES 2011 A	5.00%	08/01/20	200,000	232,994
NEW HAVEN CALIF UNI SCH DIST
GO BOND SERIES B	5.00%	08/01/21	2,100,000	2,525,313
NORTHERN CALIF TRANSMISSION AGY
POWER REV BOND SERIES 2016A	5.00%	05/01/33 (b)(e)	2,000,000	2,419,580
POWER REV BOND SERIES 2016A	5.00%	05/01/34 (b)(e)	1,000,000	1,204,840
POWER REV BOND SERIES 2016A	3.00%	05/01/35 (b)(e)	2,000,000	1,958,200
NOVATO CA SUCCESSOR REDEV AGENCY
SPECIAL TAX REV (HAMILTON FIELD REDEV AREA- NOVATO SUCS REDEV AGNCY) BOND SERIES 2011	6.75%	09/01/40 (b)	1,000,000	1,212,550
OAKLAND CA REDEVELOPMENT SUCCESSOR AGENCY
SPECIAL TAX REV BOND SERIES 2013	4.00%	09/01/18	500,000	538,395
SPECIAL TAX REV BOND SERIES 2013	5.00%	09/01/19	3,050,000	3,463,915
SPECIAL TAX REV BOND SERIES 2013	5.00%	09/01/20	1,900,000	2,213,595
OAKLAND CALIF
GO BOND SERIES 2015A	5.00%	01/15/31 (b)	1,320,000	1,582,099
OAKLAND CALIF SWR
WATER & SEWER REV BOND SERIES 2014A	4.00%	06/15/17	650,000	680,199
WATER & SEWER REV BOND SERIES 2014A	5.00%	06/15/27 (b)	760,000	928,720
See financial notes    41

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
OAKLAND CALIF UNI SCH DIST
GO BOND SERIES 2015A	5.00%	08/01/22	500,000	592,240
GO BOND SERIES 2015A	5.00%	08/01/23	700,000	838,747
GO BOND SERIES 2015A	5.00%	08/01/24	600,000	724,404
GO BOND SERIES 2015A	5.00%	08/01/25	650,000	791,238
OCEANSIDE CALIF REDEV AGY SUCCESSOR AGY TAX ALLOCATION
SPECIAL TAX REV BOND SERIES 2015A	5.00%	09/01/23	655,000	804,969
SPECIAL TAX REV BOND SERIES 2015A	5.00%	09/01/24	600,000	741,540
SPECIAL TAX REV BOND SERIES 2015A	5.00%	09/01/25	225,000	280,154
ORANGE CALIF REDEV AGY SUCCESSOR AGY TAX ALLOCATION
SPECIAL TAX REV BOND SERIES 2014 A	5.00%	09/01/21	550,000	653,372
OXNARD CALIF FING AUTH
WATER & SEWER REV (OXNARD WASTEWATER FUND) BOND SERIES 2014	5.00%	06/01/23	1,000,000	1,205,100
WATER & SEWER REV (OXNARD WASTEWATER FUND) BOND SERIES 2014	5.00%	06/01/24	1,750,000	2,128,945
WATER & SEWER REV (OXNARD WASTEWATER FUND) BOND SERIES 2014	5.00%	06/01/28 (b)	435,000	513,844
OXNARD CALIF SCH DIST
GO BOND SERIES 2015D	5.00%	08/01/31 (b)	1,365,000	1,622,111
GO BOND SERIES 2015D	5.00%	08/01/32 (b)	1,490,000	1,758,438
GO BOND SERIES 2015D	5.00%	08/01/33 (b)	1,685,000	1,984,003
PALO ALTO CALIF
SPECIAL TAX REV (PALO ALTO UNIVERSITY AVE AREA OFF-ST PARKING ASSESSMENT DIST) BOND SERIES 2012	5.00%	09/02/30 (b)	240,000	265,742
SPECIAL TAX REV BOND SERIES 2012	5.00%	09/02/27 (b)	440,000	494,806
PASADENA CALIF
LEASE REV BOND SERIES 2015A	5.00%	02/01/26 (b)	750,000	940,080
POMONA CALIF
HOUSING REV BOND SERIES 1990B	7.50%	08/01/23 (g)	685,000	856,243
RANCHO CUCAMONGA CALIF REDEV AGY
SPECIAL TAX REV BOND SERIES 2014	4.00%	09/01/17	920,000	968,466
SPECIAL TAX REV BOND SERIES 2014	5.00%	09/01/19	1,370,000	1,568,157
SPECIAL TAX REV BOND SERIES 2014	5.00%	09/01/20	1,175,000	1,382,869
RAVENSWOOD CALIF CITY SCH DIST
GO BOND SERIES 2016	5.00%	08/01/17	1,000,000	1,061,470
GO BOND SERIES 2016	4.00%	08/01/18	1,000,000	1,075,350
GO BOND SERIES 2016	5.00%	08/01/19	935,000	1,060,225
GO BOND SERIES 2016	5.00%	08/01/21	1,305,000	1,553,589
GO BOND SERIES 2016	5.00%	08/01/22	460,000	556,812
RIVERSIDE CALIF CMNTY COLLEGE DIST
GO BOND SERIES E	0.00%	08/01/29 (b)(c)	735,000	448,269
RIVERSIDE CNTY CALIF PUB FING AUTH
LEASE REV (RIVERSIDE CNTY CALIF) BOND SERIES 2015A	5.00%	11/01/23	500,000	611,145
LEASE REV (RIVERSIDE CNTY CALIF) BOND SERIES 2015A	5.00%	11/01/24	1,000,000	1,231,160
LEASE REV (RIVERSIDE CNTY CALIF) BOND SERIES 2015A	5.00%	11/01/25	1,200,000	1,482,600
RIVERSIDE CNTY CALIF TRANSN COMMN
SALES TAX REV BOND SERIES 2013 A	5.00%	06/01/18	800,000	880,000
SALES TAX REV BOND SERIES 2013 A	5.25%	06/01/24 (b)	710,000	897,625
ROSS VALLEY CA PUBLIC FINANCING AUTHORITY REVENUE
WASTE/POLLUTION REV (MARIN CNTY CALIF SAN DIST NO 1) BOND SERIES 2013	5.00%	10/01/27 (b)	300,000	355,875
WASTE/POLLUTION REV (MARIN CNTY CALIF SAN DIST NO 1) BOND SERIES 2013	5.00%	10/01/43 (b)	1,000,000	1,130,470
ROSS VALLEY CALIF SCH DIST
GO BOND SERIES 2011A	5.00%	08/01/31 (b)	1,000,000	1,164,170
SACRAMENTO CALIF CITY FING AUTH
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2013A	4.00%	05/01/16	1,000,000	1,006,640
LEASE REV (STATE OF CALIFORNIA) BOND SERIES 2013A	4.00%	05/01/18	4,000,000	4,286,440
SACRAMENTO CALIF CITY UNI SCH DIST
GO BOND SERIES 2015	5.00%	07/01/18	75,000	82,579
SALINAS CALIF UN HIGH SCH DIST
BOND ANTICIPATION NOTE SERIES 2015	0.00%	08/01/20 (b)(c)	2,000,000	1,849,740
SAN DIEGO CALIF CMNTY COLLEGE DIST
GO BOND SERIES 2011	5.00%	08/01/36 (b)	1,800,000	2,095,506
42    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
SAN DIEGO CALIF CONVENTION CTR EXPANSION FING AUTH
LEASE REV (SAN DIEGO CALIF) BOND SERIES 2012 A	4.00%	04/15/17	575,000	597,431
LEASE REV (SAN DIEGO CALIF) BOND SERIES 2012 A	4.00%	04/15/18	1,000,000	1,066,300
LEASE REV (SAN DIEGO CALIF) BOND SERIES 2012 A	5.00%	04/15/19	1,000,000	1,121,310
SAN DIEGO CALIF PUB FACS FING AUTH
LEASE REV (SAN DIEGO CALIF) BOND SERIES 2010A	4.25%	03/01/20	900,000	1,014,066
LEASE REV (SAN DIEGO CALIF) BOND SERIES 2010A	5.00%	09/01/20	745,000	877,513
WATER & SEWER REV (SAN DIEGO SEWER) BOND SERIES 2015	5.00%	05/15/25	2,000,000	2,557,580
SAN DIEGO CALIF REDEV AGY
SPECIAL TAX REV BOND SERIES A	5.00%	09/01/29 (b)	500,000	612,285
SAN DIEGO CALIF REGL BLDG AUTH
LEASE REV (SAN DIEGO CNTY CALIF) BOND SERIES 2009A	4.00%	02/01/17	840,000	867,796
SAN DIEGO CALIF UNI PORT DIST
TRANSPORTATION REV BOND SERIES 2013	5.00%	09/01/22	300,000	362,094
TRANSPORTATION REV BOND SERIES 2013	5.00%	09/01/23	550,000	672,177
TRANSPORTATION REV BOND SERIES 2013	5.00%	09/01/25 (b)	1,400,000	1,676,612
SAN DIEGO CALIF UNI SCH DIST
GO BOND SERIES C-2	5.50%	07/01/21	1,790,000	2,209,827
SAN DIEGO CNTY CALIF
HEALTHCARE REV (SANFORD BURNHAM PREBYS MEDICAL DISCOVERY INSTITUTE) BOND SERIES 2015A	4.00%	11/01/23	745,000	856,176
HEALTHCARE REV (SANFORD BURNHAM PREBYS MEDICAL DISCOVERY INSTITUTE) BOND SERIES 2015A	5.00%	11/01/24	550,000	675,262
HEALTHCARE REV (SANFORD BURNHAM PREBYS MEDICAL DISCOVERY INSTITUTE) BOND SERIES 2015A	5.00%	11/01/25	350,000	433,458
HEALTHCARE REV (SANFORD BURNHAM PREBYS MEDICAL DISCOVERY INSTITUTE) BOND SERIES 2015A	5.00%	11/01/26 (b)	1,000,000	1,221,090
SAN DIEGO COUNTY REGIONAL AIRPORT AUTHORITY
AIRPORT REV BOND SERIES A	5.00%	07/01/23	225,000	276,986
SAN FRANCISCO CALIF BAY AREA RAPID TRAN DIST
TRANSPORTATION REV BOND SERIES 2007B	5.00%	08/01/35 (b)(d)(g)	2,565,000	2,726,826
SAN FRANCISCO CALIF CITY & CNTY
LEASE REV BOND SERIES 2009A	5.00%	04/01/21 (b)	3,325,000	3,737,765
SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN
AIRPORT REV BOND SERIES 2011B	5.50%	05/01/21	750,000	916,035
AIRPORT REV BOND SERIES 2012B	5.00%	05/01/26 (b)	340,000	411,465
SAN FRANCISCO CALIF CITY & CNTY PUB UTILS COMMN WTR REV
WATER & SEWER REV BOND SERIES 2010FG	4.00%	11/01/19	2,535,000	2,835,119
WATER & SEWER REV BOND SERIES 2011	5.00%	11/01/20	2,360,000	2,816,825
SAN FRANCISCO MUNICIPAL TRANSPORTATION AGENCY
TRANSPORTATION REV BOND SERIES 2014	5.00%	03/01/25 (b)	500,000	629,135
SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY CA
SPECIAL TAX REV (SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY (CITY REDEVELOPMENT) BOND SERIES 2014 C	5.00%	08/01/23	415,000	510,251
SPECIAL TAX REV (SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY (CITY REDEVELOPMENT) BOND SERIES 2014 C	5.00%	08/01/25 (b)	350,000	428,757
SPECIAL TAX REV (SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY (CITY REDEVELOPMENT) BOND SERIES 2014 C	5.00%	08/01/26 (b)	365,000	441,537
SPECIAL TAX REV (SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY (CITY REDEVELOPMENT) BOND SERIES 2014 C	5.00%	08/01/27 (b)	390,000	467,259
SPECIAL TAX REV (SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY (CITY REDEVELOPMENT) BOND SERIES 2014 C	5.00%	08/01/28 (b)	405,000	481,290
SPECIAL TAX REV (SAN FRANCISCO SUCCESSOR REDEVELOPMENT AGENCY (CITY REDEVELOPMENT) BOND SERIES 2014 C	5.00%	08/01/29 (b)	430,000	507,839
SAN GORGONIO MEM HEALTH CARE DIST CALIF
GO BOND SERIES 2014	4.00%	08/01/19	1,000,000	1,099,250
GO BOND SERIES 2014	5.00%	08/01/21	275,000	325,303
GO BOND SERIES 2014	5.00%	08/01/22	500,000	602,090
SAN JOAQUIN CNTY CALIF
LEASE REV (SAN JOAQUIN CNTY SOLID WASTE SYSTEM) BOND SERIES 2014	3.00%	04/01/17	150,000	153,398
LEASE REV (SAN JOAQUIN CNTY SOLID WASTE SYSTEM) BOND SERIES 2014	4.00%	04/01/19	140,000	151,297
LEASE REV (SAN JOAQUIN CNTY SOLID WASTE SYSTEM) BOND SERIES 2014	4.00%	04/01/20	350,000	384,283
See financial notes    43

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
LEASE REV (SAN JOAQUIN CNTY SOLID WASTE SYSTEM) BOND SERIES 2014	5.00%	04/01/21	350,000	406,077
LEASE REV (SAN JOAQUIN CNTY SOLID WASTE SYSTEM) BOND SERIES 2014	5.00%	04/01/22	350,000	410,736
SAN JOSE CALIF
AIRPORT REV (SAN JOSE INTL AIRPORT) BOND SERIES 2011 A-2	5.00%	03/01/19	210,000	235,633
AIRPORT REV (SAN JOSE INTL AIRPORT) BOND SERIES C	5.00%	03/01/30 (b)	1,390,000	1,664,108
SAN LUIS OBISPO CNTY CALIF CMNTY COLLEGE DIST
GO BOND SERIES A	5.00%	08/01/27 (b)	435,000	545,142
SAN MATEO CALIF JT PWRS FING AUTH
LEASE REV (SAN MATEO CNTY CALIF) BOND SERIES 2008A	4.00%	07/15/17 (g)	125,000	131,111
SAN MATEO FOSTER CITY CALIF SCH DIST
GO BOND SERIES 2012	4.00%	09/01/17	1,840,000	1,938,366
GO BOND SERIES 2012	4.00%	09/01/19	1,960,000	2,183,812
SAN RAMON CALIF REDEV AGY
SPECIAL TAX REV BOND SERIES 2015A	5.00%	02/01/38 (b)	2,000,000	2,272,460
SANTA CLARA CNTY CALIF FING AUTH
HOSPITAL REV (EL CAMINO HOSPITAL) BOND SERIES 2007B	5.00%	02/01/17 (g)	345,000	359,549
HOSPITAL REV (EL CAMINO HOSPITAL) BOND SERIES 2007C	5.00%	02/01/17 (g)	300,000	312,651
SANTA CRUZ CNTY CA CAPITAL FING AUTH
LEASE REV (SANTA CRUZ CNTY CALIF) BOND SERIES 2014	5.00%	08/01/21	125,000	148,955
LEASE REV (SANTA CRUZ CNTY CALIF) BOND SERIES 2014	5.00%	08/01/22	165,000	199,726
LEASE REV (SANTA CRUZ CNTY CALIF) BOND SERIES 2014	3.00%	08/01/24	175,000	187,600
LEASE REV (SANTA CRUZ CNTY CALIF) BOND SERIES 2014	5.00%	08/01/25 (b)	175,000	213,560
LEASE REV (SANTA CRUZ CNTY CALIF) BOND SERIES 2014	5.00%	08/01/26 (b)	165,000	198,898
LEASE REV (SANTA CRUZ CNTY CALIF) BOND SERIES 2014	5.00%	08/01/27 (b)	320,000	382,045
SANTA CRUZ COUNTY CALIF REDEVELOPMENT AGENCY
SPECIAL TAX REV BOND SERIES 2009A	7.00%	09/01/36 (b)	900,000	1,059,642
SANTA MARIA BONITA CALIF SCH DIST
COP REV BOND SERIES 2013	2.00%	06/01/16	200,000	200,900
SANTA MONICA CA SUCCESSOR REDEV AGENCY
SPECIAL TAX REV (EARTHQUAKE RECVRY AREA SANTA MONICA CA SUCC REDEV AGNCY) BOND SERIES 2011	5.88%	07/01/36 (b)	395,000	472,906
SANTA MONICA CALIF PUB FING AUTH
LEASE REV (SANTA MONICA CALIF) BOND SERIES A	5.00%	06/01/30 (b)	2,170,000	2,505,786
SANTA MONICA-MALIBU UNI SCH DIST CALIF
GO BOND SERIES B	5.00%	08/01/17	115,000	122,530
GO BOND SERIES B	5.00%	08/01/19	75,000	86,129
SAUSALITO CALIF SCH DIST MARIN CNTY
GO BOND SERIES 2015	5.00%	08/01/26 (b)	170,000	215,966
GO BOND SERIES 2015	5.00%	08/01/27 (b)	210,000	263,172
SEQUOIA CALIF UN HIGH SCH DIST
GO BOND SERIES 2014	5.00%	07/01/23	1,160,000	1,457,192
SONOMA MARIN AREA RAIL TRANSIT DIST CALIF
SALES TAX REV BOND SERIES 2011 A	5.00%	03/01/18	500,000	544,460
SALES TAX REV BOND SERIES 2011 A	5.00%	03/01/20	500,000	582,120
SOUTH ORANGE CNTY CALIF PUB FING AUTH
LEASE REV (ORANGE CNTY CALIF) BOND SERIES 2012	4.00%	06/01/16	1,400,000	1,413,300
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
POWER REV (LOS ANGELES CALIF DEPT PWR) BOND SERIES 2010-1	5.00%	07/01/25 (b)	2,375,000	2,775,710
STATE OF CALIFORNIA
GO BOND	5.63%	05/01/18 (b)	25,000	25,119
GO BOND	5.50%	04/01/19	950,000	1,088,785
GO BOND	5.00%	09/01/25 (b)	2,615,000	3,215,116
GO BOND	5.25%	10/01/32 (b)(f)	2,815,000	3,340,645
GO BOND	6.50%	04/01/33 (b)	1,425,000	1,663,744
GO BOND	5.00%	09/01/36 (b)	2,435,000	2,865,532
GO BOND	5.00%	09/01/42 (b)	2,000,000	2,323,240
GO BOND SERIES 2009	6.00%	11/01/35 (b)(f)	4,190,000	4,936,826
GO BOND SERIES 2010	5.00%	11/01/19	2,425,000	2,797,892
GO BOND SERIES 2010	5.00%	11/01/24 (b)	750,000	880,597
GO BOND SERIES 2010	5.00%	11/01/25 (b)(f)	495,000	580,457
GO BOND SERIES A	5.00%	09/01/18	3,000,000	3,327,750
GO BOND SERIES A	5.00%	09/01/20	2,560,000	3,028,634
44    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO BOND SERIES B	5.00%	09/01/21	1,280,000	1,551,770
SPECIAL TAX REV (CALIFORNIA ST ECONOMIC RECOVERY) BOND SERIES 2009A	5.00%	07/01/20 (b)(d)(f)(g)	5,000,000	5,714,500
TRUCKEE-DONNER PUB UTIL DIST CALIF
WATER & SEWER REV BOND SERIES 2015	4.00%	11/15/20	585,000	663,612
WATER & SEWER REV BOND SERIES 2015	4.00%	11/15/21	605,000	696,785
WATER & SEWER REV BOND SERIES 2015	4.00%	11/15/22	630,000	731,669
WATER & SEWER REV BOND SERIES 2015	4.00%	11/15/23	655,000	762,217
WATER & SEWER REV BOND SERIES 2015	4.00%	11/15/24	680,000	792,656
WATER & SEWER REV BOND SERIES 2015	4.00%	11/15/25	710,000	827,519
TUSTIN UNIFIED SCH DST SCH FAC IMP DST
GO (TUSTIN CALIF UNI SCH DIST) BOND SERIES B	6.00%	08/01/36 (b)	950,000	1,174,190
UNIVERSITY OF CALIFORNIA
HEALTHCARE REV (UNIVERSITY OF CALIF MEDICAL CENTER) BOND SERIES 2013J	3.00%	05/15/16	100,000	100,607
HOSPITAL REV (UNIVERSITY OF CALIF MEDICAL CENTER) BOND SERIES 2013J	4.00%	05/15/17	150,000	156,599
HOSPITAL REV (UNIVERSITY OF CALIF MEDICAL CENTER) BOND SERIES 2013J	5.00%	05/15/18	100,000	109,796
HOSPITAL REV (UNIVERSITY OF CALIF MEDICAL CENTER) BOND SERIES 2013J	5.00%	05/15/19	100,000	113,656
HOSPITAL REV (UNIVERSITY OF CALIF MEDICAL CENTER) BOND SERIES 2013J	4.00%	05/15/20	250,000	282,398
UNIVERSITY REV BOND SERIES 2009Q	5.25%	05/15/26 (b)(d)(g)	3,980,000	4,253,466
UNIVERSITY REV BOND SERIES 2012G	5.00%	05/15/42 (b)	3,000,000	3,477,270
UNIVERSITY REV BOND SERIES AB	3.00%	05/15/18	565,000	595,894
UPLAND CALIF
COP REV (SAN ANTONIO CMNTY HOSP) BOND SERIES 2011	5.50%	01/01/19	915,000	1,011,075
COP REV (SAN ANTONIO CMNTY HOSP) BOND SERIES 2011	5.75%	01/01/21	1,790,000	2,105,756
COP REV (SAN ANTONIO CMNTY HOSP) BOND SERIES 2011	6.38%	01/01/32 (b)	1,875,000	2,191,556
WEST KERN CNTY CALIF WTR DIST
LEASE REV BOND SERIES 2011	4.00%	06/01/18	70,000	74,601
LEASE REV BOND SERIES 2011	5.00%	06/01/20	275,000	316,368
WHITTIER CALIF
HOSPITAL REV (PRESBYTERIAN INTERCOMMUNITY HOSPITAL) BOND SERIES 2009D	5.00%	06/01/16	2,100,000	2,122,974
HOSPITAL REV (PRESBYTERIAN INTERCOMMUNITY HOSPITAL) BOND SERIES 2009D	5.00%	06/01/17	2,050,000	2,152,254
WOODLAND CALIF FIN AUTH
WATER & SEWER REV (WOODLAND WATER SYSTEM) BOND SERIES 2011	3.85%	03/01/18	145,000	153,117
WATER & SEWER REV (WOODLAND WATER SYSTEM) BOND SERIES 2011	4.15%	03/01/19	130,000	141,436
WATER & SEWER REV (WOODLAND WATER SYSTEM) BOND SERIES 2011	4.65%	03/01/21	115,000	132,469
YUBA CALIF CMNTY COLLEGE DIST
GO BOND SERIES 2007B	0.00%	08/01/44 (a)(b)(c)	1,000,000	244,290
				396,902,117
GUAM 0.3%
GUAM POWER AUTHORITY
POWER REV BOND SERIES 2014A	5.00%	10/01/28 (b)	1,245,000	1,431,252
VIRGIN ISLANDS 0.1%
VIRGIN ISLANDS PUB FIN AUTH
TRANSPORTATION REV (VIRGIN ISLANDS GARVEE REV BONDS) BOND SERIES 2015	5.00%	09/01/18	500,000	545,585
Total Fixed-Rate Obligations
(Cost $374,410,880)				398,878,954

See financial notes    45

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Variable-Rate Obligations 6.7% of net assets
CALIFORNIA 6.7%
BAY AREA TOLL AUTHORITY
TOLL REV BOND SERIES 2006 C-1	0.91%	04/01/45 (b)	5,000,000	4,938,650
TOLL REV BOND SERIES 2007 A-1	0.71%	04/01/47 (b)	1,000,000	998,790
TOLL REV BOND SERIES 2014C	1.88%	04/01/47 (b)	2,500,000	2,553,475
TOLL REV BOND SERIES E	2.00%	04/01/34 (b)	500,000	517,130
CALIFORNIA HEALTH FACS FING AUTH
HOSPITAL REV (ST JOSEPH HEALTH SYSTEM) BOND SERIES 2009C	5.00%	07/01/34 (b)	3,000,000	3,672,420
HOSPITAL REV (ST JOSEPH HEALTH SYSTEM) BOND SERIES C	5.00%	07/01/43 (b)	2,000,000	2,292,280
CALIFORNIA STATEWIDE CMNTYS DEV AUTH
HOSPITAL REV (JOHN MUIR HEALTH) SERIES 2008C	0.01%	08/15/27 (a)(b)	2,100,000	2,100,000
HOSPITAL REV (KAISER PERMANENTE) BOND SERIES 2012 B	0.96%	04/01/52 (b)	2,620,000	2,624,428
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
WATER & SEWER REV BOND SERIES G-2	3.00%	07/01/37 (b)	1,500,000	1,548,435
STATE OF CALIFORNIA
GO BOND	3.00%	12/01/32 (b)	3,000,000	3,207,420
GO BOND SERIES 2012B	0.91%	05/01/18 (b)	1,000,000	1,007,110
GO BOND SERIES 2012B	1.16%	05/01/20 (b)	1,000,000	1,016,400
GO BOND SERIES 2013B	4.00%	12/01/27 (b)	500,000	521,450
GO BOND SERIES 2013C	0.56%	12/01/28 (b)	2,400,000	2,400,072
Total Variable-Rate Obligations
(Cost $29,056,900)				29,398,060

End of Investments.

At 02/29/16, the tax basis cost of the fund's investments was $403,467,780 and the unrealized appreciation and depreciation were $24,873,303 and ($64,069), respectively, with a net unrealized appreciation of $24,809,234.
(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Zero coupon bond.
(d)	Refunded bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(g)	Escrowed with U.S. Government debt.

AGY —	Agency
ARPT —	Airport
COP —	Certificate of participation
FACS —	Facilities
FING —	Financing
GO —	General obligation
HBR —	Harbor
HSG —	Housing
IMPT —	Improvement
IRR —	Irrigation
MULTI FAM —	Multi-family
MUN —	Municipal
REV —	Revenue
SAN/SANTN —	Sanitation
SCH DIST —	School district
SUCS/SUCC —	Successor
TRAN —	Tax and revenue anticipation note
TRANSN —	Transportation
UN —	Union
UNI —	Unified

46    See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued
The following is a summary of the inputs used to value the fund's investments as of February 29, 2016 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$398,878,954	$—	$398,878,954
Variable-Rate Obligations[1]	—	29,398,060	—	29,398,060
Total	$—	$428,277,014	$—	$428,277,014
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended February 29, 2016.
See financial notes    47

Schwab California Tax-Free Bond Fund
Statement of
Assets and Liabilities
As of February 29, 2016; unaudited
Assets
Investments, at value (cost $403,467,780)		$428,277,014
Cash		13,311,326
Receivables:
Investments sold		552,184
Interest		4,860,423
Fund shares sold		1,082,754
Prepaid expenses	+	15,273
Total assets		448,098,974
Liabilities
Payables:
Investments bought - Delayed-delivery		6,078,355
Investment adviser and administrator fees		16,056
Shareholder service fees		20,709
Distributions to shareholders		318,301
Fund shares redeemed		303,248
Accrued expenses	+	87,441
Total liabilities		6,824,110
Net Assets
Total assets		448,098,974
Total liabilities	–	6,824,110
Net assets		$441,274,864
Net Assets by Source
Capital received from investors		415,148,083
Net investment income not yet distributed		129
Net realized capital gains		1,317,418
Net unrealized capital appreciation		24,809,234

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$441,274,864		36,324,425		$12.15

48    See financial notes

Schwab California Tax-Free Bond Fund
Statement of
Operations
For the period September 1, 2015 through February 29, 2016; unaudited
Investment Income
Interest		$5,914,970
Expenses
Investment adviser and administrator fees		640,834
Shareholder service fees		519,331
Portfolio accounting fees		45,355
Professional fees		35,070
Transfer agent fees		12,429
Shareholder reports		11,144
Registration fees		9,890
Independent trustees' fees		5,760
Custodian fees		5,118
Proxy fees		4,105
Interest expense		343
Other expenses	+	4,780
Total expenses		1,294,159
Expense reduction by CSIM and its affiliates	–	243,015
Net expenses	–	1,051,144
Net investment income		4,863,826
Realized and Unrealized Gains (Losses)
Net realized gains on investments		1,630,906
Net change in unrealized appreciation (depreciation) on investments	+	6,922,589
Net realized and unrealized gains		8,553,495
Increase in net assets resulting from operations		$13,417,321
See financial notes    49

Schwab California Tax-Free Bond Fund
Statement of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/15-2/29/16		9/1/14-8/31/15
Net investment income		$4,863,826	$9,652,200
Net realized gains		1,630,906	5,971,287
Net change in unrealized appreciation (depreciation)	+	6,922,589	(6,086,551)
Increase in net assets from operations		13,417,321	9,536,936
Distributions to Shareholders
Distributions from net investment income		(4,863,186)	(9,526,557)
Distributions from net realized gains	+	(2,366,789)	(7,726,283)
Total distributions		($7,229,975)	($17,252,840)

Transactions in Fund Shares
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,611,762	$43,599,890	5,642,454	$68,100,068
Shares reinvested		367,695	4,433,756	873,395	10,528,639
Shares redeemed	+	(2,839,824)	(34,253,454)	(6,246,970)	(75,210,028)
Net transactions in fund shares		1,139,633	$13,780,192	268,879	$3,418,679
Shares Outstanding and Net Assets
		9/1/15-2/29/16		9/1/14-8/31/15
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		35,184,792	$421,307,326	34,915,913	$425,604,551
Total increase	+	1,139,633	19,967,538	268,879	(4,297,225)
End of period		36,324,425	$441,274,864	35,184,792	$421,307,326
Distributions in excess of net investment income / Net investment income not yet distributed			$129		($511)
50    See financial notes

Schwab Tax-Free Bond Funds
Financial Notes, unaudited
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Investments (organized October 26, 1990)	Schwab Total Bond Market Fund™
Schwab Tax-Free Bond Fund	Schwab GNMA Fund™
Schwab California Tax-Free Bond Fund	Schwab ® Treasury Inflation Protected Securities Index Fund
Schwab Short-Term Bond Market Fund™	Schwab 1000 Index® Fund
Schwab Intermediate-Term Bond Fund™	Schwab Global Real Estate Fund™

Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds' Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for
51

Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of February 29, 2016 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
52

Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder's investment in the funds will fluctuate, which means that the shareholder could lose money.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. The funds’ emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than securities in taxable bond funds.
Interest Rate Risk. The funds’ investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, the fund’s yield and total return also may be low. Changes in interest rates also may affect the fund's share price: a rise in interest rates could cause the fund's share price to fall. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an
53

Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
increase in interest rates. Rising interest rates may decrease liquidity in the fixed income securities markets, making it more difficult for a fund to sell its fixed income investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund's fixed income securities holdings.
Credit Risk. The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
High Yield Risk. High yield securities and unrated securities of similar credit quality (sometimes called junk bonds) that the funds may invest in are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Leverage Risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund's portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Prepayment and Extension Risk. The funds' investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the funds to hold securities paying lower-than-market rates of interest, which could hurt the funds' yield or share price.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Derivatives Risk. The funds' use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause a fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the funds. However, these risks are less severe when the funds use derivatives for hedging rather than to enhance the funds' returns or as a substitute for a position or security.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will make poor security selections. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and, in addition, with respect to any temporary defensive investments by the fund, in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Lack of Governmental Insurance or Guarantee. An investment in the funds is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)
3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than 0.25% of the average annual daily net asset value of the funds' shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.49%.
The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended February 29, 2016, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Tax-Free Bond Fund	$—
Schwab California Tax-Free Bond Fund	2,500,000
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the
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Schwab Tax-Free Bond Funds
Financial Notes, unaudited (continued)
5. Board of Trustees (continued):
Board of Trustees consist of the former Schwab Funds and Laudus Funds trustees, the former Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
Prior to October 8, 2015, the funds had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 29, 2016, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Tax-Free Bond Fund	$131,063,725	$109,344,714
Schwab California Tax-Free Bond Fund	58,938,346	63,437,149
8. Federal Income Taxes:
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2015, the funds had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2015, the funds had no capital losses deferred and no capital loss carryforwards utilized.
As of August 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the funds did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
56

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Investments (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	455,044,237.249	36,419,955.557
Marie A. Chandoha	477,959,152.412	13,505,040.394
Joseph R. Martinetto	477,030,357.012	14,433,835.794
Robert W. Burns	477,007,412.045	14,456,780.761
John F. Cogan	474,418,782.095	17,045,410.711
Stephen T. Kochis	475,828,281.753	15,635,911.053
David L. Mahoney	475,556,592.663	15,907,600.143
Kiran M. Patel	475,521,368.945	15,942,823.861
Kimberly S. Patmore	477,086,785.812	14,377,406.994
Charles A. Ruffel	476,771,942.158	14,692,250.648
Gerald B. Smith	474,861,961.806	16,602,231.000
Joseph H. Wender	474,877,465.494	16,586,727.312
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Trustees and Officers
The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	96	Director, KLA-Tencor Corporation (2008 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
59

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
60

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
61

Glossary
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Barclays 7-Year Municipal Bond Index  An index that includes the 7-Year (6 – 8) component of the Barclays Capital General Municipal Bond Index.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.

62

expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P California AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
S&P National AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of the investment-grade tax-exempt U.S. municipal bond market.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable-equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0%
(4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.
63

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.
Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Schwab Funds Family®
Stock Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Financial Services Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout
Bond Funds
Schwab Short-Term Bond Market Fund™
Schwab Intermediate-Term Bond Fund™
Schwab Total Bond Market Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.
[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although many seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2016 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13481-19
00162643

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s chief executive officer and principal financial officer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

	(2)	Separate certifications for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s chief executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	4/12/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	4/12/16

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	4/5/16